The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (12.5%)
*	Altice USA, Inc., Class A	267,178	$7,309,990
	AT&T, Inc.	33,969,452	1,277,930,784
#	CenturyLink, Inc.	7,391,428	100,966,906
*	Charter Communications, Inc., Class A	940,732	486,791,181
	Comcast Corp., Class A	21,970,229	948,894,190
# *	Discovery, Inc., Class A	1,025,284	29,999,810
*	Discovery, Inc., Class C	1,502,102	41,713,372
*	DISH Network Corp., Class A	621,258	22,837,444
	Fox Corp., Class A	654,135	24,255,326
*	Fox Corp., Class B	243,509	8,846,682
*	GCI Liberty, Inc., Class A	59,566	4,359,040
#	Interpublic Group of Cos., Inc. (The)	601,891	13,662,926
*	Liberty Broadband Corp., Class A	27,366	3,601,092
*	Liberty Broadband Corp., Class C	180,560	24,001,841
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,749,969
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	3,675,916
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	7,631,610
*	Liberty Media Corp.-Liberty SiriusXM, Class C	314,252	15,404,633
*	Madison Square Garden Co. (The), Class A	12,866	3,810,781
	News Corp., Class A	527,829	7,189,031
	News Corp., Class B	64,856	906,038
# *	Sprint Corp.	2,014,058	8,801,433
*	T-Mobile US, Inc.	1,093,947	86,629,663
#	ViacomCBS, Inc., Class A	2,909	110,484
	ViacomCBS, Inc., Class B	1,165,067	39,763,737
	Walt Disney Co. (The)	4,271,038	590,727,266
*	Zillow Group, Inc., Class C	6,600	304,986
TOTAL COMMUNICATION SERVICES			3,761,876,131
CONSUMER DISCRETIONARY — (6.7%)
	Advance Auto Parts, Inc.	261,231	34,417,184
	Aramark	1,197,774	52,869,744
#	Autoliv, Inc.	418,017	32,032,643
	BorgWarner, Inc.	1,108,515	38,010,979
# *	Caesars Entertainment Corp.	154,842	2,116,690
*	Capri Holdings, Ltd.	24,034	720,059
# *	CarMax, Inc.	262,735	25,495,804
#	Carnival Corp.	1,353,266	58,907,669
*	Dollar Tree, Inc.	407,456	35,477,194
	DR Horton, Inc.	3,077,410	182,182,672
#	Foot Locker, Inc.	1,879	71,346
	Ford Motor Co.	16,130,736	142,273,092
#	Gap, Inc. (The)	942,706	16,412,512
	Garmin, Ltd.	539,936	52,346,795
	General Motors Co.	6,055,833	202,204,264
	Gentex Corp.	1,387,044	41,292,300
#	Harley-Davidson, Inc.	509,141	17,005,309
#	Hyatt Hotels Corp., Class A	139,548	11,797,388
#	Kohl's Corp.	1,636,864	69,975,936
#	Lear Corp.	355,345	43,771,397
	Lennar Corp., Class A	980,125	65,041,095
	Lennar Corp., Class B	37,985	1,994,592
*	LKQ Corp.	1,701,094	55,600,257

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Macy's, Inc.	42,472	$677,428
	MGM Resorts International	2,471,336	76,759,696
*	Mohawk Industries, Inc.	582,542	76,709,131
	Newell Brands, Inc.	686,895	13,415,059
*	Norwegian Cruise Line Holdings, Ltd.	1,521,501	81,932,829
	PulteGroup, Inc.	2,391,049	106,760,338
	PVH Corp.	453,566	39,537,348
*	Qurate Retail, Inc.	86,225	735,499
	Ralph Lauren Corp.	326,288	37,033,688
	Royal Caribbean Cruises, Ltd.	1,212,750	141,988,770
*	Skechers U.S.A., Inc., Class A	31,900	1,192,741
	Tapestry, Inc.	441,647	11,381,243
	Target Corp.	1,448,816	160,441,884
	Tiffany & Co.	56,092	7,517,450
	Toll Brothers, Inc.	212,428	9,423,306
# *	Veoneer, Inc.	295,951	3,856,242
#	Whirlpool Corp.	493,880	72,190,440
TOTAL CONSUMER DISCRETIONARY			2,023,570,013
CONSUMER STAPLES — (4.3%)
	Archer-Daniels-Midland Co.	1,090,428	48,807,557
	Bunge, Ltd.	587,605	30,808,130
	Conagra Brands, Inc.	424,940	13,989,025
	Constellation Brands, Inc., Class A	213,898	40,276,994
	Coty, Inc., Class A	878,972	9,018,253
	Ingredion, Inc.	246,558	21,697,104
	JM Smucker Co. (The)	872,710	90,421,483
	Kraft Heinz Co. (The)	974,551	28,456,889
	Kroger Co. (The)	2,823,877	75,849,336
	Molson Coors Beverage Co., Class B	659,891	36,676,742
	Mondelez International, Inc., Class A	3,542,831	203,287,643
*	Pilgrim's Pride Corp.	6,211	161,797
*	Post Holdings, Inc.	411,384	43,018,425
#	Seaboard Corp.	13	50,123
	Spectrum Brands Holdings, Inc.	7,603	466,900
	Tyson Foods, Inc., Class A	1,750,467	144,641,088
*	US Foods Holding Corp.	1,072,390	43,077,906
	Walgreens Boots Alliance, Inc.	3,401,321	172,957,173
	Walmart, Inc.	2,573,980	294,694,970
TOTAL CONSUMER STAPLES			1,298,357,538
ENERGY — (11.6%)
#	Apache Corp.	2,423,700	66,506,328
	Baker Hughes Co.	820,593	17,774,044
	Chevron Corp.	8,472,549	907,748,900
	Cimarex Energy Co.	11,916	522,993
	Concho Resources, Inc.	746,108	56,540,064
	ConocoPhillips	5,133,675	305,094,305
	Devon Energy Corp.	1,796,255	39,014,659
	Diamondback Energy, Inc.	521,040	38,765,376
	EOG Resources, Inc.	310,014	22,603,121
	Exxon Mobil Corp.	14,030,689	871,586,401
	Halliburton Co.	474,315	10,344,810
	Helmerich & Payne, Inc.	20,914	848,063
	Hess Corp.	966,730	54,687,916
	HollyFrontier Corp.	1,384,206	62,178,534
	Kinder Morgan, Inc.	4,539,415	94,737,591
	Marathon Oil Corp.	6,031,073	68,573,300

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Marathon Petroleum Corp.	3,109,699	$169,478,596
#	National Oilwell Varco, Inc.	1,225,519	25,257,947
	Noble Energy, Inc.	2,942,820	58,179,551
	Occidental Petroleum Corp.	3,385,945	134,489,735
	Parsley Energy, Inc., Class A	89,221	1,484,637
	Phillips 66	1,192,291	108,939,629
	Pioneer Natural Resources Co.	403,045	54,411,075
	Schlumberger, Ltd.	1,730,153	57,977,427
#	Targa Resources Corp.	884,428	32,281,622
	TechnipFMC P.L.C.	1,440,051	23,775,242
# *	Transocean, Ltd.	134,039	611,218
	Valero Energy Corp.	2,446,279	206,245,782
TOTAL ENERGY			3,490,658,866
FINANCIALS — (23.6%)
	Aflac, Inc.	1,683,352	86,810,463
*	Alleghany Corp.	33,873	27,019,137
	Allstate Corp. (The)	841,645	99,768,598
	Ally Financial, Inc.	3,013,089	96,509,241
	American Financial Group, Inc.	352,608	38,360,224
	American International Group, Inc.	1,399,338	70,330,728
*	Arch Capital Group, Ltd.	522,976	23,094,620
	Assurant, Inc.	226,026	29,509,955
*	Athene Holding, Ltd., Class A	122,622	5,341,414
	Axis Capital Holdings, Ltd.	96,682	6,211,819
	Bank of America Corp.	22,835,631	749,693,799
	Bank of New York Mellon Corp. (The)	3,657,167	163,767,938
*	Berkshire Hathaway, Inc., Class B	2,984,980	669,919,061
#	BOK Financial Corp.	6,114	482,395
	Capital One Financial Corp.	2,121,634	211,739,073
	Chubb, Ltd.	590,560	89,759,214
	Citigroup, Inc.	7,149,102	531,964,680
	Citizens Financial Group, Inc.	912,076	34,002,193
	CNA Financial Corp.	188,355	8,406,284
	Comerica, Inc.	155,103	9,486,100
	E*TRADE Financial Corp.	64,016	2,728,362
#	East West Bancorp, Inc.	105,524	4,837,220
	Equitable Holdings, Inc.	1,600	38,432
	Everest Re Group, Ltd.	128,591	35,564,413
	Fifth Third Bancorp	4,857,785	138,203,983
#	Franklin Resources, Inc.	47,772	1,208,632
	Goldman Sachs Group, Inc. (The)	1,374,059	326,682,527
	Hartford Financial Services Group, Inc. (The)	2,308,918	136,872,659
#	Huntington Bancshares, Inc.	6,621,934	89,859,644
#	Invesco, Ltd.	920,299	15,921,173
#	Jefferies Financial Group, Inc.	303,442	6,566,485
	JPMorgan Chase & Co.	7,660,148	1,013,897,189
	KeyCorp	4,153,962	77,720,629
	Lincoln National Corp.	744,566	40,563,956
	Loews Corp.	1,121,585	57,705,548
	M&T Bank Corp.	158,809	26,762,493
*	Markel Corp.	299	350,718
	MetLife, Inc.	1,663,754	82,705,211
	Morgan Stanley	4,980,221	260,266,350
#	New York Community Bancorp, Inc.	922,610	10,204,067
	Old Republic International Corp.	816,263	18,406,731
#	PacWest Bancorp	24,288	851,294
	People's United Financial, Inc.	396,896	6,120,136
	PNC Financial Services Group, Inc. (The)	1,291,225	191,811,474

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Principal Financial Group, Inc.	1,705,517	$90,307,125
#	Prosperity Bancshares, Inc.	47,592	3,340,958
	Prudential Financial, Inc.	751,138	68,398,626
	Regions Financial Corp.	6,240,662	97,167,107
	Reinsurance Group of America, Inc.	232,375	33,473,619
	RenaissanceRe Holdings, Ltd.	112,797	21,368,264
#	Santander Consumer USA Holdings, Inc.	811,033	21,589,698
	Signature Bank	400	56,756
	State Street Corp.	412,299	31,182,173
	Synchrony Financial	1,129,706	36,613,772
	Synovus Financial Corp.	261,271	9,149,710
	TCF Financial Corp.	136,600	5,775,448
	Travelers Cos., Inc. (The)	1,165,331	153,380,866
	Truist Financial Corp.	3,754,654	193,627,507
	U.S. Bancorp.	40,989	2,181,435
	Unum Group	831,133	22,182,940
	Voya Financial, Inc.	184,436	11,016,362
	Wells Fargo & Co.	16,257,191	763,112,546
	WR Berkley Corp.	370,802	27,265,071
#	Zions Bancorp NA	923,809	42,024,071
TOTAL FINANCIALS			7,131,240,316
HEALTH CARE — (14.3%)
	Abbott Laboratories	443,906	38,681,969
*	Alexion Pharmaceuticals, Inc.	87,054	8,652,297
	Allergan P.L.C.	496,938	92,748,508
	Anthem, Inc.	1,376,563	365,174,633
	Becton Dickinson and Co.	71,096	19,564,197
*	Biogen, Inc.	147,398	39,627,952
*	Bio-Rad Laboratories, Inc., Class A	27,990	10,102,151
	Cardinal Health, Inc.	1,132,968	58,019,291
*	Centene Corp.	1,676,531	105,302,912
*	Cigna Corp.	1,532,809	294,881,795
	CVS Health Corp.	5,447,574	369,454,469
	Danaher Corp.	1,567,775	252,207,964
*	DaVita, Inc.	1,134,770	90,634,080
	DENTSPLY SIRONA, Inc.	248,532	13,917,792
*	Elanco Animal Health, Inc.	77,428	2,392,525
#	Envista Holdings Corp.	682,946	20,208,372
# *	Henry Schein, Inc.	186,248	12,839,937
	Humana, Inc.	529,635	178,084,472
*	IQVIA Holdings, Inc.	267,416	41,516,334
*	Jazz Pharmaceuticals P.L.C.	216,273	31,002,734
*	Laboratory Corp. of America Holdings	761,302	133,532,371
	McKesson Corp.	681,683	97,214,813
	Medtronic P.L.C.	3,757,631	433,780,923
*	Mylan NV	3,258,350	69,793,857
	PerkinElmer, Inc.	110,802	10,246,969
	Perrigo Co. P.L.C.	386,545	22,048,527
	Pfizer, Inc.	24,731,528	921,002,103
	Quest Diagnostics, Inc.	975,068	107,910,776
	STERIS P.L.C.	209,661	31,593,816
# *	Syneos Health, Inc.	13,705	840,939
	Thermo Fisher Scientific, Inc.	1,073,774	336,295,279
*	United Therapeutics Corp.	2,261	220,832
	Universal Health Services, Inc., Class B	543,070	74,460,328
	Zimmer Biomet Holdings, Inc.	322,650	47,719,935
TOTAL HEALTH CARE			4,331,675,852

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (10.1%)
	Acuity Brands, Inc.	24,065	$2,836,542
*	AECOM	520,350	25,096,480
	AGCO Corp.	438,069	30,726,160
	Alaska Air Group, Inc.	643,964	41,593,635
	AMERCO	84,734	31,459,192
	Arconic, Inc.	2,019,433	60,482,018
	Arcosa, Inc.	81,906	3,583,387
	Carlisle Cos., Inc.	360,970	56,394,343
	Cummins, Inc.	400,577	64,080,303
	Delta Air Lines, Inc.	2,950,569	164,464,716
	Dover Corp.	415,802	47,339,058
	Eaton Corp. P.L.C.	1,816,899	171,642,449
	FedEx Corp.	1,023,792	148,081,275
	Fluor Corp.	363	6,494
	Fortive Corp.	4,128	309,311
#	Fortune Brands Home & Security, Inc.	523,155	35,945,980
# *	Gardner Denver Holdings, Inc.	81,351	2,872,504
	General Electric Co.	4,452,594	55,434,795
	Hubbell, Inc.	27,996	4,009,867
	Ingersoll-Rand P.L.C.	830,409	110,635,391
	Jacobs Engineering Group, Inc.	415,660	38,461,020
*	JetBlue Airways Corp.	2,227,456	44,170,452
	Johnson Controls International P.L.C.	1,728,150	68,175,517
	Kansas City Southern	681,598	114,978,767
	L3Harris Technologies, Inc.	74,756	16,545,745
	ManpowerGroup, Inc.	395,462	36,180,818
	Nielsen Holdings P.L.C.	1,415,882	28,883,993
	Norfolk Southern Corp.	1,385,379	288,449,762
	nVent Electric P.L.C.	13,164	327,784
	Oshkosh Corp.	362,340	31,175,734
	Owens Corning	810,816	49,046,260
	PACCAR, Inc.	769,837	57,129,604
	Pentair P.L.C.	1,025,620	44,029,867
	Quanta Services, Inc.	653,713	25,592,864
	Republic Services, Inc.	1,903,174	180,896,689
*	Sensata Technologies Holding P.L.C.	638,984	30,204,774
#	Snap-on, Inc.	315,643	50,386,092
	Southwest Airlines Co.	1,400,836	77,017,963
	Stanley Black & Decker, Inc.	783,366	124,813,705
	Textron, Inc.	1,940,539	89,128,956
*	United Airlines Holdings, Inc.	1,825,283	136,531,168
*	United Rentals, Inc.	235,205	31,914,966
	United Technologies Corp.	2,232,276	335,287,855
#	Wabtec Corp.	306,885	22,666,526
# *	XPO Logistics, Inc.	847,283	75,340,404
TOTAL INDUSTRIALS			3,054,331,185
INFORMATION TECHNOLOGY — (10.5%)
*	Akamai Technologies, Inc.	37,876	3,535,725
	Amdocs, Ltd.	718,386	51,687,873
	Analog Devices, Inc.	610,145	66,963,414
*	Arrow Electronics, Inc.	497,324	37,766,784
	Avnet, Inc.	13,972	509,838
	Cerence Inc.	658	14,048
*	Ciena Corp.	75,200	3,058,384
	Cognizant Technology Solutions Corp., Class A	341,089	20,936,043
#	Corning, Inc.	3,942,053	105,213,395
	Cypress Semiconductor Corp.	93,842	2,189,334
*	Dell Technologies, Inc., Class C	10,731	523,351

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Dolby Laboratories, Inc., Class A	16,857	$1,168,864
	DXC Technology Co.	1,347,255	42,950,489
	Fidelity National Information Services, Inc.	1,357,392	195,002,935
*	Fiserv, Inc.	364,317	43,211,639
*	Flex, Ltd.	1,392,460	18,310,849
	Global Payments, Inc.	178,740	34,934,733
	Hewlett Packard Enterprise Co.	8,086,422	112,643,858
	HP, Inc.	9,619,949	205,097,313
	Intel Corp.	21,370,676	1,366,227,317
*	IPG Photonics Corp.	2,234	285,215
	Jabil, Inc.	219,735	8,545,494
	Juniper Networks, Inc.	1,309,570	30,041,536
	Lam Research Corp.	71,254	21,248,655
	Leidos Holdings, Inc.	739,121	74,259,487
#	Marvell Technology Group, Ltd.	1,122,782	26,991,679
*	Micron Technology, Inc.	5,266,057	279,574,966
*	Nuance Communications, Inc.	4,368	82,643
# *	ON Semiconductor Corp.	2,097,100	48,547,865
*	Qorvo, Inc.	509,020	53,884,857
	Skyworks Solutions, Inc.	302,382	34,214,523
	SS&C Technologies Holdings, Inc.	231,946	14,614,917
	SYNNEX Corp.	71,934	9,909,628
	TE Connectivity, Ltd.	991,804	91,424,493
	Western Digital Corp.	1,392,000	91,176,000
*	Xerox Holdings Corp.	1,739,519	61,874,691
TOTAL INFORMATION TECHNOLOGY			3,158,622,835
MATERIALS — (4.4%)
	Air Products & Chemicals, Inc.	389,905	93,074,223
#	Albemarle Corp.	584,580	46,930,082
*	Amcor, PLC.	241,268	2,555,028
	Ashland Global Holdings, Inc.	12,398	917,204
	Ball Corp.	246,562	17,796,845
	CF Industries Holdings, Inc.	1,284,847	51,753,637
*	Corteva, Inc.	1,044,893	30,218,306
*	Dow, Inc.	1,432,858	66,011,768
	DuPont de Nemours, Inc.	1,044,893	53,477,624
	Eastman Chemical Co.	1,058,943	75,470,868
	Freeport-McMoRan, Inc.	5,831,448	64,729,073
	Huntsman Corp.	494,288	10,162,561
#	International Flavors & Fragrances, Inc.	36,015	4,721,927
	International Paper Co.	2,100,745	85,542,336
	Linde P.L.C.	461,956	93,837,122
	LyondellBasell Industries NV, Class A	567,935	44,219,419
	Martin Marietta Materials, Inc.	262,681	69,295,248
	Mosaic Co. (The)	1,232,432	24,451,451
	Newmont Corp.	1,867,753	84,160,950
	Nucor Corp.	2,518,486	119,602,900
#	Packaging Corp. of America	104,846	10,039,004
	Reliance Steel & Aluminum Co.	459,415	52,740,842
	Royal Gold, Inc.	121,993	14,068,233
	Sonoco Products Co.	172,782	9,872,763
	Steel Dynamics, Inc.	1,698,064	50,738,152
	Valvoline, Inc.	1,033,732	21,791,071
	Vulcan Materials Co.	517,644	73,313,920
#	Westlake Chemical Corp.	371,564	22,739,717
	WestRock Co.	1,131,953	44,146,167
TOTAL MATERIALS			1,338,378,441

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	742,520	$45,330,846
# *	Howard Hughes Corp. (The)	4,513	549,142
	Jones Lang LaSalle, Inc.	309,764	52,604,122
TOTAL REAL ESTATE			98,484,110
UTILITIES — (0.3%)
	MDU Resources Group, Inc.	248,941	7,371,143
	NRG Energy, Inc.	1,445,428	53,321,839
	Vistra Energy Corp.	1,084,247	24,417,242
TOTAL UTILITIES			85,110,224
TOTAL COMMON STOCKS Cost ($21,534,894,018)			29,772,305,511

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	260,849,649	260,849,649
SECURITIES LENDING COLLATERAL — (0.5%)
@ §	The DFA Short Term Investment Fund	14,262,508	165,045,737
TOTAL INVESTMENTS — (100.0%)
(Cost $21,960,760,746)^^			$30,198,200,897

P.L.C.	Public Limited Company

†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,298	03/20/20	$209,434,179	$209,237,600	$(196,579)
Total Futures Contracts			$209,434,179	$209,237,600	$(196,579)
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,761,876,131	—	—	$3,761,876,131
Consumer Discretionary	2,023,570,013	—	—	2,023,570,013
Consumer Staples	1,298,357,538	—	—	1,298,357,538
Energy	3,490,658,866	—	—	3,490,658,866
Financials	7,131,240,316	—	—	7,131,240,316
Health Care	4,331,675,852	—	—	4,331,675,852
Industrials	3,054,331,185	—	—	3,054,331,185
Information Technology	3,158,622,835	—	—	3,158,622,835

The U.S. Large Cap Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	$1,338,378,441	—	—	$1,338,378,441
Real Estate	98,484,110	—	—	98,484,110
Utilities	85,110,224	—	—	85,110,224
Temporary Cash Investments	260,849,649	—	—	260,849,649
Securities Lending Collateral	—	$165,045,737	—	165,045,737
Futures Contracts**	(196,579)	—	—	(196,579)
TOTAL	$30,032,958,581	$165,045,737	—	$30,198,004,318
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRALIA — (6.2%)
	AMP, Ltd.	8,236,100	$9,938,486
	Aurizon Holdings, Ltd.	1,818,522	6,518,500
	Australia & New Zealand Banking Group, Ltd.	9,179,102	156,250,009
#	Bank of Queensland, Ltd.	1,793,511	9,118,373
	Bendigo & Adelaide Bank, Ltd.	1,864,718	12,875,578
	BlueScope Steel, Ltd.	3,397,511	31,797,203
	Boral, Ltd.	4,088,291	13,473,163
	Challenger, Ltd.	39,058	231,239
	Crown Resorts, Ltd.	143,373	1,114,536
	Downer EDI, Ltd.	2,503,006	12,261,096
	Fortescue Metals Group, Ltd.	5,980,308	44,301,073
#	Harvey Norman Holdings, Ltd.	2,695,782	7,565,093
	Incitec Pivot, Ltd.	6,038,965	13,112,086
	LendLease Group	1,329,871	15,972,095
	National Australia Bank, Ltd.	4,890,291	83,536,512
	Newcrest Mining, Ltd.	870,556	17,428,557
	Oil Search, Ltd.	2,351,889	11,241,224
	Origin Energy, Ltd.	4,869,242	26,340,990
	QBE Insurance Group, Ltd.	3,112,810	28,336,293
	Qube Holdings, Ltd.	11,942	27,221
	Santos, Ltd.	7,088,455	40,683,596
#	South32, Ltd.	25,273,728	43,367,086
	Star Entertainment Grp, Ltd. (The)	3,415,495	9,432,093
	Suncorp Group, Ltd.	3,397,664	29,025,101
	Tabcorp Holdings, Ltd.	4,801,883	14,946,986
	Westpac Banking Corp.	3,275,351	54,735,789
	Whitehaven Coal, Ltd.	1,914,945	3,167,308
	Woodside Petroleum, Ltd.	3,123,201	71,554,209
#	Worley, Ltd.	648,053	6,477,687
TOTAL AUSTRALIA			774,829,182
AUSTRIA — (0.1%)
	Raiffeisen Bank International AG	352,752	8,035,346
BELGIUM — (0.9%)
	Ageas	469,049	25,864,081
	KBC Group NV	565,642	41,504,162
#	Solvay SA	314,975	32,644,096
	UCB SA	174,595	16,066,611
TOTAL BELGIUM			116,078,950
CANADA — (8.2%)
#	AltaGas, Ltd.	455,083	7,327,957
	Bank of Montreal	362,717	27,662,858
	Bank of Montreal	1,357,448	103,464,686
	Bank of Nova Scotia (The)	175,137	9,565,439
#	Bank of Nova Scotia (The)	1,020,469	55,738,017
	Barrick Gold Corp.	1,196,009	22,150,658
	Barrick Gold Corp.	605,141	11,207,211
	Cameco Corp.	468,671	3,778,691
	Cameco Corp.	571,821	4,614,595
	Canadian Imperial Bank of Commerce	667,893	54,465,024
	Canadian Imperial Bank of Commerce	248,491	20,244,562
	Canadian Natural Resources, Ltd.	496,828	13,973,053

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Natural Resources, Ltd.	2,927,565	$82,352,403
#	Cenovus Energy, Inc.	2,110,053	18,378,562
	Empire Co., Ltd., Class A	108,380	2,514,180
	Fairfax Financial Holdings, Ltd.	97,836	43,777,803
	First Quantum Minerals, Ltd.	1,844,735	14,441,176
#	Genworth MI Canada, Inc.	153,865	6,789,871
	Great-West Lifeco, Inc.	376,457	9,754,202
	Husky Energy, Inc.	1,715,497	11,160,971
	iA Financial Corp., Inc.	573,199	31,544,569
	Imperial Oil, Ltd.	208,007	4,932,190
#	Imperial Oil, Ltd.	499,213	11,821,364
*	Kinross Gold Corp.	6,772,750	34,339,695
	Lundin Mining Corp.	3,127,964	16,403,257
	Magna International, Inc.	1,401,351	71,034,482
	Manulife Financial Corp.	1,802,195	35,106,987
#	Manulife Financial Corp.	1,671,414	32,542,431
	Nutrien, Ltd.	3,682	157,168
	Nutrien, Ltd.	721,180	30,787,166
	Onex Corp.	14,437	926,176
	SNC-Lavalin Group, Inc.	3,772	86,761
# *	Stars Group, Inc. (The)	275,049	6,562,669
	Sun Life Financial, Inc.	209,036	9,827,883
#	Sun Life Financial, Inc.	334,277	15,717,704
	Suncor Energy, Inc.	3,158,020	96,525,562
	Suncor Energy, Inc.	1,502,973	45,975,944
	Teck Resources, Ltd., Class B	1,355,792	17,518,546
#	Teck Resources, Ltd., Class B	1,867,648	24,111,336
	TMX Group, Ltd.	97,072	8,981,764
#	Tourmaline Oil Corp.	439,810	4,436,651
	West Fraser Timber Co., Ltd.	11,386	456,163
	Wheaton Precious Metals Corp.	5,802	170,869
TOTAL CANADA			1,023,329,256
DENMARK — (1.8%)
	AP Moller - Maersk A.S., Class A	7,614	8,555,989
	AP Moller - Maersk A.S., Class B	10,268	12,278,103
	Carlsberg A.S., Class B	288,439	42,121,821
	Danske Bank A.S.	950,671	15,869,816
# *	Demant A.S.	12,806	415,272
	DSV Panalpina A.S.	281,831	30,598,039
	H Lundbeck A.S.	224,767	9,550,881
	ISS A.S.	553,648	13,410,708
	Novozymes A.S., Class B	143,049	7,458,403
	Rockwool International A.S., Class B	22,552	5,257,758
	Tryg A.S.	172,556	5,228,421
	Vestas Wind Systems A.S.	774,838	76,916,178
TOTAL DENMARK			227,661,389
FINLAND — (0.8%)
	Fortum Oyj	720,447	17,434,739
	Nokia Oyj	118,722	462,149
	Nordea Bank Abp	3,874,650	30,564,626
	Stora Enso Oyj, Class R	1,165,514	15,128,950
	UPM-Kymmene Oyj	1,263,589	39,813,688
TOTAL FINLAND			103,404,152
FRANCE — (9.6%)
	Amundi SA	15,838	1,281,935

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Arkema SA	237,138	$21,728,770
#	Atos SE	82,984	6,881,737
	AXA SA	2,595,269	69,012,244
	BNP Paribas SA	1,990,380	105,624,535
	Bollore SA	1,707,770	6,939,159
*	Bollore SA	9,929	40,158
	Bouygues SA	1,023,747	40,447,914
	Carrefour SA	2,495,917	42,235,128
#	Casino Guichard Perrachon SA	71,021	2,886,038
	Cie de Saint-Gobain	2,069,157	78,065,878
	Cie Generale des Etablissements Michelin SCA	664,554	77,103,666
	CNP Assurances	573,388	10,321,144
	Credit Agricole SA	1,053,519	14,233,189
#	Electricite de France SA	1,705,570	21,055,721
	Engie SA	2,838,450	48,859,107
#	Iliad SA	12,285	1,612,297
	Natixis SA	3,147,635	13,292,089
	Orange SA	5,978,647	84,513,958
	Peugeot SA	3,133,702	64,523,699
	Publicis Groupe SA	226,598	10,044,896
	Renault SA	1,007,824	39,419,254
	Sanofi	12,712	1,225,924
	SCOR SE	326,474	13,876,086
	SES SA	240,518	2,951,815
	Societe Generale SA	1,959,974	63,424,088
	Total SA	6,874,996	334,748,333
	Valeo SA	751,932	22,333,237
TOTAL FRANCE			1,198,681,999
GERMANY — (6.4%)
	Allianz SE	175,127	41,810,420
	BASF SE	277,398	18,723,439
	Bayer AG	1,905,818	152,952,352
	Bayerische Motoren Werke AG	1,225,665	87,305,887
	Commerzbank AG	3,217,448	18,463,248
	Continental AG	299,004	34,121,484
	Covestro AG	320,553	13,508,993
	Daimler AG	3,530,733	163,497,717
#	Deutsche Bank AG	1,938,873	17,738,641
	Deutsche Bank AG	1,679,248	15,365,119
	Deutsche Lufthansa AG	1,747,757	26,624,701
	Evonik Industries AG	444,408	12,178,454
#	Fraport AG Frankfurt Airport Services Worldwide	184,371	13,712,956
#	Hapag-Lloyd AG	25,653	2,106,506
	HeidelbergCement AG	686,024	46,266,244
	METRO AG	335,254	4,664,720
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	125,998	37,149,272
	RWE AG	661,595	22,935,628
*	Talanx AG	207,392	10,349,744
	Telefonica Deutschland Holding AG	3,595,005	10,880,991
	Uniper SE	842,588	27,603,718
	Volkswagen AG	125,075	22,901,680
TOTAL GERMANY			800,861,914
HONG KONG — (2.8%)
	Bank of East Asia, Ltd. (The)	127,125	274,205
	BOC Aviation, Ltd.	647,400	5,968,581
#	Cathay Pacific Airways, Ltd.	5,830,000	7,352,280

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Asset Holdings, Ltd.	3,840,000	$24,533,579
	CK Hutchison Holdings, Ltd.	7,657,984	67,663,725
	CK Infrastructure Holdings, Ltd.	81,500	568,610
	Guoco Group, Ltd.	9,000	152,320
	Hang Lung Group, Ltd.	1,835,000	4,534,561
	Hang Lung Properties, Ltd.	5,009,000	10,463,430
	Henderson Land Development Co., Ltd.	2,256,485	10,130,832
	Kerry Properties, Ltd.	3,101,000	8,649,646
	Melco International Development, Ltd.	257,000	555,033
	MTR Corp., Ltd.	2,070,933	11,615,158
	New World Development Co., Ltd.	22,867,168	28,564,118
#	NWS Holdings, Ltd.	3,760,400	4,831,935
	Shangri-La Asia, Ltd.	3,398,000	3,132,187
	Sino Land Co., Ltd.	8,949,867	12,197,212
	SJM Holdings, Ltd.	5,295,000	5,903,376
#	Sun Hung Kai Properties, Ltd.	4,291,920	59,787,960
	Swire Pacific, Ltd., Class A	2,580,500	22,658,784
	Swire Pacific, Ltd., Class B	3,447,500	4,874,534
	WH Group, Ltd.	14,498,000	13,644,088
	Wharf Holdings, Ltd. (The)	4,339,990	10,720,845
	Wheelock & Co., Ltd.	2,720,000	16,557,085
	Xinyi Glass Holdings, Ltd.	1,106,000	1,386,133
	Yue Yuen Industrial Holdings, Ltd.	3,080,500	8,565,347
TOTAL HONG KONG			345,285,564
IRELAND — (0.3%)
	AIB Group P.L.C.	909,055	2,665,207
	Bank of Ireland Group P.L.C.	776,060	3,779,587
	CRH P.L.C.	293,793	11,030,989
	CRH P.L.C., Sponsored ADR	274,633	10,323,454
	Flutter Entertainment P.L.C.	93,007	10,550,364
TOTAL IRELAND			38,349,601
ISRAEL — (0.5%)
	Bank Hapoalim BM	2,736,994	23,498,833
	Bank Leumi Le-Israel BM	1,322,429	9,508,171
	First International Bank Of Israel, Ltd.	86,561	2,420,455
	Israel Discount Bank, Ltd., Class A	2,621,812	11,891,571
	Mizrahi Tefahot Bank, Ltd.	43,779	1,191,731
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	725,317	7,543,297
*	Teva Pharmaceutical Industries, Ltd.	27,913	287,750
TOTAL ISRAEL			56,341,808
ITALY — (2.1%)
	Assicurazioni Generali SpA	32,593	635,096
	Eni SpA	3,780,702	52,958,470
	Fiat Chrysler Automobiles NV	2,776,827	36,174,325
#	Fiat Chrysler Automobiles NV	1,793,632	23,353,089
	Intesa Sanpaolo SpA	23,333,225	51,411,860
	Mediobanca Banca di Credito Finanziario SpA	359,455	3,585,777
*	Telecom Italia SpA	63,812,045	34,260,954
	Telecom Italia SpA	812,322	427,092
# *	Telecom Italia SpA, Sponsored ADR	1,847,002	9,696,761
	UniCredit SpA	3,293,998	43,998,918
TOTAL ITALY			256,502,342

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (21.6%)
	AEON Financial Service Co., Ltd.	15,000	$234,338
	AGC, Inc.	895,500	30,185,808
	Aisin Seiki Co., Ltd.	545,800	18,169,694
	Alfresa Holdings Corp.	53,100	1,066,896
	Alps Alpine Co., Ltd.	135,200	2,427,223
	Amada Holdings Co., Ltd.	907,100	9,447,308
	Aozora Bank, Ltd.	253,300	6,825,384
	Asahi Kasei Corp.	1,105,000	11,302,323
	Bank of Kyoto, Ltd. (The)	113,679	4,543,264
	Brother Industries, Ltd.	107,100	2,068,353
	Canon Marketing Japan, Inc.	153,000	3,646,744
	Chiba Bank, Ltd. (The)	1,064,000	5,769,621
	Chugoku Bank, Ltd. (The)	256,900	2,435,235
	Citizen Watch Co., Ltd.	571,900	2,764,809
#	Coca-Cola Bottlers Japan Holdings, Inc.	395,257	10,403,517
	Concordia Financial Group, Ltd.	2,530,100	9,537,416
	Credit Saison Co., Ltd.	393,600	6,313,734
	Dai Nippon Printing Co., Ltd.	474,300	13,078,604
	Daicel Corp.	1,087,400	10,293,651
	Daido Steel Co., Ltd.	112,900	4,317,321
	Dai-ichi Life Holdings, Inc.	1,652,647	24,527,242
	Daio Paper Corp.	39,000	511,979
	Daiwa Securities Group, Inc.	4,492,800	22,721,308
	DeNA Co., Ltd.	163,100	2,682,329
	Denka Co., Ltd.	234,800	6,343,010
	Denso Corp.	882,000	36,181,541
	Dentsu Group, Inc.	396,100	13,126,365
	DIC Corp.	361,500	9,476,643
	Dowa Holdings Co., Ltd.	189,000	6,798,493
	Ebara Corp.	278,900	7,692,620
	Fuji Media Holdings, Inc.	52,200	709,742
	FUJIFILM Holdings Corp.	65,700	3,262,956
	Fukuoka Financial Group, Inc.	386,600	6,699,528
	Fukuyama Transporting Co., Ltd.	50,893	1,691,503
	Furukawa Electric Co., Ltd.	392,700	9,118,271
	Fuyo General Lease Co., Ltd.	5,300	330,581
	Glory, Ltd.	185,800	5,299,638
	Hachijuni Bank, Ltd. (The)	622,531	2,377,777
	Hankyu Hanshin Holdings, Inc.	667,600	27,085,943
	Haseko Corp.	294,400	3,838,371
	Heiwa Corp.	173,900	3,594,438
	Hino Motors, Ltd.	50,400	471,943
	Hitachi Capital Corp.	199,000	5,386,466
	Hitachi Chemical Co., Ltd.	64,700	2,708,549
	Hitachi Construction Machinery Co., Ltd.	9,200	246,541
	Hitachi Metals, Ltd.	874,700	13,443,624
	Hitachi, Ltd.	1,579,000	60,140,145
	Honda Motor Co., Ltd., Sponsored ADR	26,040	666,624
	Honda Motor Co., Ltd.	4,590,300	117,398,680
	Ibiden Co., Ltd.	413,900	9,533,811
	Idemitsu Kosan Co., Ltd.	589,138	14,703,861
#	IHI Corp.	236,700	5,605,888
	Iida Group Holdings Co., Ltd.	674,550	11,368,737
	Inpex Corp.	2,842,483	26,532,215
	Isetan Mitsukoshi Holdings, Ltd.	647,400	5,054,302
	Isuzu Motors, Ltd.	938,600	9,195,885
	ITOCHU Corp.	1,299,900	30,366,921
	Itoham Yonekyu Holdings, Inc.	196,800	1,237,215
	Iyo Bank, Ltd. (The)	492,300	2,540,574

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	J Front Retailing Co., Ltd.	1,025,800	$12,347,410
	Japan Post Holdings Co., Ltd.	1,165,810	10,604,987
	JFE Holdings, Inc.	2,099,895	24,866,707
	JGC Holdings Corp.	257,700	3,702,148
	JSR Corp.	706,100	12,576,363
	JTEKT Corp.	980,500	10,397,199
	JXTG Holdings, Inc.	9,040,403	38,450,426
	Kajima Corp.	543,500	6,895,045
	Kamigumi Co., Ltd.	342,200	7,311,995
	Kandenko Co., Ltd.	402,500	3,790,338
	Kaneka Corp.	250,708	7,686,480
	Kansai Mirai Financial Group, Inc.	96,797	558,396
	Kawasaki Heavy Industries, Ltd.	677,300	13,352,798
	Kinden Corp.	222,800	3,796,492
	Kobe Steel, Ltd.	1,581,200	7,220,550
	Kokuyo Co., Ltd.	160,600	2,373,797
	Konica Minolta, Inc.	2,140,500	13,065,861
	K's Holdings Corp.	403,300	4,897,178
	Kuraray Co., Ltd.	1,529,300	18,382,924
	Kurita Water Industries, Ltd.	7,500	219,326
	Kyocera Corp.	166,000	10,907,251
	Kyushu Financial Group, Inc.	668,749	2,792,202
	LIXIL Group Corp.	914,900	15,212,418
	Mabuchi Motor Co., Ltd.	81,200	2,958,693
	Maeda Corp.	39,500	377,039
#	Maeda Road Construction Co., Ltd.	10,100	341,380
	Marubeni Corp.	2,948,900	21,189,652
	Maruichi Steel Tube, Ltd.	15,500	430,081
	Mazda Motor Corp.	3,004,500	25,219,155
	Mebuki Financial Group, Inc.	1,258,420	2,788,759
	Medipal Holdings Corp.	186,050	3,942,396
	Mitsubishi Chemical Holdings Corp.	3,181,900	22,995,498
	Mitsubishi Corp.	1,981,300	50,791,848
	Mitsubishi Gas Chemical Co., Inc.	727,100	11,008,249
	Mitsubishi Heavy Industries, Ltd.	603,600	22,017,741
	Mitsubishi Logistics Corp.	89,600	2,270,073
	Mitsubishi Materials Corp.	518,200	13,033,086
	Mitsubishi Motors Corp.	2,460,900	9,168,654
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	4,212,480	21,652,147
#	Mitsubishi UFJ Financial Group, Inc.	11,934,650	61,279,853
	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,638,400	10,262,283
	Mitsui & Co., Ltd., Sponsored ADR	11,723	4,128,372
	Mitsui & Co., Ltd.	1,157,000	20,577,950
	Mitsui Chemicals, Inc.	823,660	18,088,589
	Mitsui Fudosan Co., Ltd.	463,900	12,286,624
	Mitsui OSK Lines, Ltd.	546,400	13,138,108
	Mizuho Financial Group, Inc.	28,808,800	42,721,446
	Mizuho Financial Group, Inc., ADR	64,489	193,467
	MS&AD Insurance Group Holdings, Inc.	666,953	22,151,288
	Nagase & Co., Ltd.	251,300	3,457,295
	NEC Corp.	404,210	17,992,743
	NGK Insulators, Ltd.	20,600	345,394
	NGK Spark Plug Co., Ltd.	270,400	4,751,304
	NH Foods, Ltd.	368,067	16,157,075
	NHK Spring Co., Ltd.	883,400	7,112,684
#	Nikon Corp.	902,000	10,891,637
	Nippo Corp.	285,900	7,014,379
	Nippon Electric Glass Co., Ltd.	232,300	4,487,584
	Nippon Express Co., Ltd.	316,124	16,472,904

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Kayaku Co., Ltd.	162,000	$1,899,642
	Nippon Paper Industries Co., Ltd.	475,600	7,739,865
	Nippon Shokubai Co., Ltd.	115,900	6,795,348
	Nippon Steel Corp.	2,166,993	30,068,058
	Nippon Yusen K.K.	771,300	12,282,122
	Nipro Corp.	136,100	1,549,523
	Nissan Motor Co., Ltd.	6,443,700	34,965,419
	Nitto Denko Corp.	19,300	1,072,850
	NOK Corp.	423,620	5,642,030
	Nomura Holdings, Inc.	4,281,202	21,917,199
	Nomura Real Estate Holdings, Inc.	521,500	12,842,458
	NSK, Ltd.	1,136,400	9,478,934
	Obayashi Corp.	2,342,282	25,687,744
	Oji Holdings Corp.	3,568,100	18,128,076
	ORIX Corp.	3,324,900	56,165,746
	Panasonic Corp.	835,200	8,300,230
	Rengo Co., Ltd.	899,500	6,302,843
	Resona Holdings, Inc.	2,696,600	11,120,366
	Ricoh Co., Ltd.	2,277,900	25,846,060
	Rohm Co., Ltd.	153,100	11,013,317
	Sankyo Co., Ltd.	30,900	1,038,122
	Sawai Pharmaceutical Co., Ltd.	7,500	487,392
	Sega Sammy Holdings, Inc.	52,200	710,819
	Seiko Epson Corp.	283,900	4,151,232
	Seino Holdings Co., Ltd.	481,500	6,154,619
#	Sekisui House, Ltd.	1,242,900	26,725,023
#	Shimamura Co., Ltd.	72,700	5,462,188
	Shimizu Corp.	808,700	8,294,700
	Shinsei Bank, Ltd.	313,400	4,798,533
	Shizuoka Bank, Ltd. (The)	851,000	5,974,324
#	Showa Denko K.K.	234,100	5,597,953
	SoftBank Group Corp.	1,267,900	51,190,898
	Sojitz Corp.	3,971,000	12,499,086
	Sompo Holdings, Inc.	322,656	12,055,654
	Subaru Corp.	92,600	2,316,157
	Sumitomo Bakelite Co., Ltd.	3,400	122,211
	Sumitomo Chemical Co., Ltd.	8,266,400	35,125,570
	Sumitomo Corp.	1,719,300	25,574,014
	Sumitomo Electric Industries, Ltd.	3,161,100	42,142,595
	Sumitomo Forestry Co., Ltd.	598,600	8,312,195
	Sumitomo Heavy Industries, Ltd.	524,600	13,742,884
	Sumitomo Metal Mining Co., Ltd.	682,864	19,414,129
	Sumitomo Mitsui Financial Group, Inc.	2,857,600	100,471,459
	Sumitomo Mitsui Trust Holdings, Inc.	391,543	14,436,180
	Sumitomo Osaka Cement Co., Ltd.	16,700	678,961
	Sumitomo Rubber Industries, Ltd.	770,500	8,465,713
	Suzuken Co., Ltd.	14,600	559,763
	T&D Holdings, Inc.	1,897,000	20,220,680
	Taiheiyo Cement Corp.	528,721	14,230,452
	Taisho Pharmaceutical Holdings Co., Ltd.	7,800	551,038
	Taiyo Yuden Co., Ltd.	70,200	2,024,211
#	Takashimaya Co., Ltd.	463,917	4,960,352
# *	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	132,541	2,548,757
	Takeda Pharmaceutical Co., Ltd.	131,971	5,068,133
	TDK Corp.	75,700	8,014,776
	Teijin, Ltd.	855,090	15,287,986
	THK Co., Ltd.	197,800	4,931,339
	Toda Corp.	717,800	4,603,525
	Toho Holdings Co., Ltd.	194,600	3,996,431

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokai Rika Co., Ltd.	28,300	$480,963
	Tokio Marine Holdings, Inc.	11,719	636,121
	Tokyo Broadcasting System Holdings, Inc.	56,000	968,544
	Tokyo Tatemono Co., Ltd.	870,300	14,061,785
	Tokyu Fudosan Holdings Corp.	2,556,700	18,023,037
	Toppan Printing Co., Ltd.	656,900	13,092,033
	Toray Industries, Inc.	2,334,400	15,274,706
	Tosoh Corp.	1,241,700	17,514,070
	Toyo Seikan Group Holdings, Ltd.	458,749	7,760,935
	Toyoda Gosei Co., Ltd.	311,200	7,060,686
	Toyota Industries Corp.	252,000	13,630,061
#	Toyota Motor Corp., Sponsored ADR	212,618	29,519,883
	Toyota Motor Corp.	3,715,890	258,357,132
	Toyota Tsusho Corp.	524,100	18,119,213
	TS Tech Co., Ltd.	145,000	3,984,942
	Tsumura & Co.	3,500	95,061
	TV Asahi Holdings Corp.	31,700	604,661
	Ube Industries, Ltd.	504,100	10,117,797
	Universal Entertainment Corp.	32,900	964,729
	Wacoal Holdings Corp.	69,200	1,841,982
	Yamada Denki Co., Ltd.	2,015,900	10,160,661
	Yamaguchi Financial Group, Inc.	399,348	2,404,145
	Yamaha Motor Co., Ltd.	553,300	10,267,931
	Yamato Kogyo Co., Ltd.	51,100	1,237,990
#	Yamazaki Baking Co., Ltd.	21,100	401,543
	Yokohama Rubber Co., Ltd. (The)	563,500	9,577,932
	Zeon Corp.	404,300	4,293,191
TOTAL JAPAN			2,682,816,841
NETHERLANDS — (3.4%)
	ABN AMRO Bank NV	1,461,221	25,433,218
#	Aegon NV	4,539,272	18,383,580
#	Aegon NV	523,920	2,100,919
	Akzo Nobel NV	29,483	2,782,206
	ArcelorMittal SA	1,116,104	16,393,342
#	ArcelorMittal SA	726,121	10,644,935
	ASR Nederland NV	26,845	998,877
	Coca-Cola European Partners P.L.C.	24,638	1,316,355
#	ING Groep NV, Sponsored ADR	921,132	10,012,705
	ING Groep NV	6,111,967	66,358,881
	Koninklijke Ahold Delhaize NV	5,195,538	127,506,026
	Koninklijke DSM NV	645,359	78,543,747
	Koninklijke Philips NV	150,684	6,900,940
#	Koninklijke Philips NV	33,914	1,552,583
#	Koninklijke Vopak NV	167,250	8,955,601
	NN Group NV	835,732	29,007,007
	Randstad NV	250,153	14,367,785
TOTAL NETHERLANDS			421,258,707
NEW ZEALAND — (0.2%)
	Air New Zealand, Ltd.	2,720,019	4,940,399
#	Auckland International Airport, Ltd.	1,975,400	10,995,337
	EBOS Group, Ltd.	175,760	2,697,809
	Fletcher Building, Ltd.	1,687,154	6,021,834
# *	Fonterra Co-operative Group, Ltd.	284,937	744,223
	Ryman Healthcare, Ltd.	39,063	414,135
	SKYCITY Entertainment Group, Ltd.	266,175	623,540
TOTAL NEW ZEALAND			26,437,277

The DFA International Value Series
CONTINUED
		Shares	Value»
NORWAY — (0.7%)
	DNB ASA	2,146,171	$37,520,584
	Equinor ASA	164,244	2,964,205
	Norsk Hydro ASA	5,166,320	16,146,530
	SpareBank 1 SR-Bank ASA	369,350	3,929,398
	Storebrand ASA	1,436,496	11,036,259
#	Subsea 7 SA	885,085	9,462,444
	Yara International ASA	283,939	10,311,368
TOTAL NORWAY			91,370,788
PORTUGAL — (0.1%)
	EDP Renovaveis SA	541,158	7,190,731
SINGAPORE — (1.0%)
	CapitaLand, Ltd.	8,246,300	21,730,439
	City Developments, Ltd.	1,714,600	13,214,992
	Frasers Property, Ltd.	492,700	613,915
	Golden Agri-Resources, Ltd.	5,473,500	836,993
	Hongkong Land Holdings, Ltd.	1,319,600	7,004,377
	Hutchison Port Holdings Trust	1,512,700	241,453
#	Keppel Corp., Ltd.	6,501,200	31,597,938
	Olam International, Ltd.	464,700	610,900
	Oversea-Chinese Banking Corp., Ltd.	1,014,356	7,982,076
	Sembcorp Industries, Ltd.	1,075,800	1,658,550
	Singapore Airlines, Ltd.	3,017,400	18,810,546
	United Industrial Corp., Ltd.	1,368,070	2,816,967
	UOL Group, Ltd.	1,203,774	6,992,810
	Wilmar International, Ltd.	3,623,300	10,317,680
	Yangzijiang Shipbuilding Holdings Ltd.	430,800	295,713
TOTAL SINGAPORE			124,725,349
SPAIN — (2.1%)
	Banco Bilbao Vizcaya Argentaria SA	4,649,895	24,070,613
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	538,369	2,756,449
	Banco de Sabadell SA	18,803,261	16,942,606
	Banco Santander SA	52,022,979	205,016,888
#	Banco Santander SA, Sponsored ADR	71,002	278,328
	Bankia SA	1,716,143	3,118,788
	CaixaBank SA	366,705	1,071,794
	Repsol SA	709,472	9,764,301
TOTAL SPAIN			263,019,767
SWEDEN — (2.5%)
#	BillerudKorsnas AB	504,958	6,488,642
	Boliden AB	1,195,043	28,370,579
	Dometic Group AB	580,297	5,277,489
	Getinge AB, Class B	559,676	9,531,416
	Holmen AB, Class A	5,562	166,228
	Holmen AB, Class B	416,562	12,333,506
#	Husqvarna AB, Class B	132,968	1,002,150
	ICA Gruppen AB	167,988	7,386,337
#	Intrum AB	198,388	5,496,499
	Millicom International Cellular SA	133,262	6,293,141
	Pandox AB	92,987	2,073,390
	Peab AB, Class B	213,986	2,148,218
#	Saab AB, Class B	18,354	595,914
	Skandinaviska Enskilda Banken AB, Class A	4,478,462	44,255,816
#	Skandinaviska Enskilda Banken AB, Class C	28,685	303,031
	SKF AB, Class B	1,179,544	21,591,102

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	SSAB AB, Class A	546,342	$1,678,625
	SSAB AB, Class B	1,359,160	3,912,458
	Svenska Cellulosa AB SCA, Class A	63,918	654,766
	Svenska Cellulosa AB SCA, Class B	1,714,282	17,151,697
	Svenska Handelsbanken AB, Class A	2,342,742	22,952,324
	Svenska Handelsbanken AB, Class B	37,204	388,082
	Swedbank AB, Class A	1,322,874	20,311,048
	Tele2 AB, Class B	140,411	2,118,394
	Telefonaktiebolaget LM Ericsson, Class B	63,056	495,773
	Telia Co. AB	7,857,507	33,602,191
	Trelleborg AB, Class B	662,912	10,884,127
	Volvo AB, Class A	46,480	795,074
	Volvo AB, Class B	2,126,664	36,352,618
TOTAL SWEDEN			304,610,635
SWITZERLAND — (9.5%)
#	ABB, Ltd.	3,339,357	77,746,690
	Adecco Group AG	683,506	40,045,342
*	Alcon, Inc.	63,250	3,727,978
*	Alcon, Inc.	507,291	29,969,597
	Baloise Holding AG	163,305	29,505,724
	Banque Cantonale Vaudoise	3,001	2,513,203
	Barry Callebaut AG	484	1,069,025
	Chocoladefabriken Lindt & Spruengli AG	6	559,451
#	Cie Financiere Richemont SA	1,165,784	84,662,400
	Clariant AG	157,372	3,542,404
	Credit Suisse Group AG	1,363,427	17,240,462
#	Credit Suisse Group AG, Sponsored ADR	1,052,790	13,275,682
	Flughafen Zurich AG	24,279	4,218,063
	Helvetia Holding AG	15,210	2,186,529
#	Julius Baer Group, Ltd.	716,015	35,777,575
	LafargeHolcim, Ltd.	804,630	40,891,935
	LafargeHolcim, Ltd.	375,078	19,012,988
	Lonza Group AG	224,587	92,235,582
	Novartis AG, Sponsored ADR	293,117	27,702,488
	Novartis AG	1,892,838	178,812,804
#	Swatch Group AG (The)	144,166	36,163,540
	Swatch Group AG (The)	195,503	9,503,821
	Swiss Life Holding AG	104,266	52,411,831
	Swiss Prime Site AG	120,516	14,713,216
	Swiss Re AG	324,348	36,625,014
#	Swisscom AG	75,353	41,343,425
	UBS Group AG	6,275,625	77,940,839
# *	UBS Group AG	1,233,581	15,259,397
	Vifor Pharma AG	39,537	7,285,750
	Zurich Insurance Group AG	445,436	184,908,336
TOTAL SWITZERLAND			1,180,851,091
UNITED KINGDOM — (14.3%)
	3i Group P.L.C.	794,832	11,562,235
	Anglo American P.L.C.	2,753,193	71,842,076
	Antofagasta P.L.C.	246,621	2,663,942
	Aviva P.L.C.	16,319,347	85,521,366
	Barclays P.L.C., Sponsored ADR	6,412,026	56,425,829
	Barclays P.L.C.	191,609	423,133
	Barratt Developments P.L.C.	3,816,804	40,410,527
	BP P.L.C., Sponsored ADR	3,728,757	134,719,990
#	British American Tobacco P.L.C., Sponsored ADR	952,398	41,953,132

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco P.L.C.	3,130,216	$138,026,579
	Carnival P.L.C.	102,449	4,184,191
#	Carnival P.L.C., ADR	20,467	841,194
	Glencore P.L.C.	26,692,935	78,065,969
	GVC Holdings P.L.C.	69,102	799,008
	HSBC Holdings P.L.C.	13,949,143	101,412,793
#	HSBC Holdings P.L.C., Sponsored ADR	2,719,882	98,704,517
	Investec P.L.C.	1,312,079	7,239,926
#	J Sainsbury P.L.C.	8,162,535	21,771,564
	John Wood Group P.L.C.	531,596	2,631,344
	Kingfisher P.L.C.	7,975,671	21,412,739
	Lloyds Banking Group P.L.C.	181,694,609	135,641,206
#	Lloyds Banking Group P.L.C., ADR	1,844,768	5,460,513
	Melrose Industries P.L.C.	4,733,470	14,506,612
	Micro Focus International P.L.C., Sponsored ADR	187,071	2,506,758
	Micro Focus International P.L.C.	241,441	3,242,429
	Pearson P.L.C.	515,601	3,848,409
#	Pearson P.L.C., Sponsored ADR	1,119,256	8,304,880
	Phoenix Group Holdings P.L.C.	538,791	5,378,521
	Royal Bank of Scotland Group P.L.C.	5,175,515	14,823,729
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	1,051,278	6,013,310
	Royal Dutch Shell P.L.C., Class A	136,125	3,574,691
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	171,775,457
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,560,210	189,687,989
	Royal Dutch Shell P.L.C., Class B	141,340	3,713,935
	Royal Mail P.L.C.	786,558	2,055,973
	Standard Chartered P.L.C.	4,078,355	33,913,310
	Standard Life Aberdeen P.L.C.	1,614,944	6,416,856
	Vodafone Group P.L.C.	58,351,986	114,645,171
#	Vodafone Group P.L.C., Sponsored ADR	4,011,201	78,659,657
#	Wm Morrison Supermarkets P.L.C.	9,487,736	22,749,837
#	WPP P.L.C., Sponsored ADR	150,428	9,350,604
	WPP P.L.C.	2,296,513	28,553,810
TOTAL UNITED KINGDOM			1,785,435,711
UNITED STATES — (0.1%)
#	Ovintiv, Inc.	272,952	4,266,234
	Ovintiv, Inc.	513,177	7,995,851
TOTAL UNITED STATES			12,262,085
TOTAL COMMON STOCKS			11,849,340,485
PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
	Bayerische Motoren Werke AG	157,620	8,785,911
	Porsche Automobil Holding SE	322,304	21,733,245
	Volkswagen AG	701,336	125,828,566
TOTAL GERMANY			156,347,722
TOTAL INVESTMENT SECURITIES (Cost $12,034,762,287)			12,005,688,207

			Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@ §	The DFA Short Term Investment Fund	38,537,272	445,953,312
TOTAL INVESTMENTS — (100.0%)
(Cost $12,480,652,212)^^			$12,451,641,519

The DFA International Value Series
CONTINUED
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI EAFE Index	44	03/20/20	$4,404,481	$4,348,300	$(56,181)
S&P 500® Emini Index	681	03/20/20	110,355,454	109,777,200	(578,254)
Total Futures Contracts			$114,759,935	$114,125,500	$(634,435)
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$774,829,182	—	$774,829,182
Austria	—	8,035,346	—	8,035,346
Belgium	—	116,078,950	—	116,078,950
Canada	$1,023,329,256	—	—	1,023,329,256
Denmark	—	227,661,389	—	227,661,389
Finland	—	103,404,152	—	103,404,152
France	—	1,198,681,999	—	1,198,681,999
Germany	15,365,119	785,496,795	—	800,861,914
Hong Kong	—	345,285,564	—	345,285,564
Ireland	10,323,454	28,026,147	—	38,349,601
Israel	7,543,297	48,798,511	—	56,341,808
Italy	33,049,850	223,452,492	—	256,502,342
Japan	58,709,250	2,624,107,591	—	2,682,816,841
Netherlands	24,311,142	396,947,565	—	421,258,707
New Zealand	—	26,437,277	—	26,437,277
Norway	—	91,370,788	—	91,370,788
Portugal	—	7,190,731	—	7,190,731
Singapore	—	124,725,349	—	124,725,349
Spain	3,034,777	259,984,990	—	263,019,767
Sweden	—	304,610,635	—	304,610,635
Switzerland	59,965,545	1,120,885,546	—	1,180,851,091
United Kingdom	804,403,830	981,031,881	—	1,785,435,711
United States	12,262,085	—	—	12,262,085

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$156,347,722	—	$156,347,722
Securities Lending Collateral	—	445,953,312	—	445,953,312
Futures Contracts**	$(634,435)	—	—	(634,435)
TOTAL	$2,051,663,170	$10,399,343,914	—	$12,451,007,084
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.8%)
BRAZIL — (6.3%)
	Ambev SA, ADR	4,308,999	$17,925,436
	Atacadao S.A.	190,764	1,006,248
# *	Azul SA, ADR	36,403	1,510,725
*	B2W Cia Digital	164,095	2,728,147
	B3 SA - Brasil Bolsa Balcao	1,289,957	14,518,266
	Banco Bradesco SA, ADR	1,153,281	8,799,533
	Banco Bradesco SA	1,230,994	9,011,269
	Banco BTG Pactual SA	164,058	2,873,103
	Banco do Brasil SA	425,065	4,817,787
	Banco Santander Brasil SA	252,362	2,479,071
	BB Seguridade Participacoes SA	636,043	5,165,455
	Braskem SA, Sponsored ADR	144,940	2,130,618
*	BRF SA	588,923	4,201,092
	CCR SA	2,372,017	10,102,646
	Centrais Eletricas Brasileiras SA	107,077	980,610
	Centrais Eletricas Brasileiras SA, ADR	12,859	121,518
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	4,102,466
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	54,765	775,472
	Cia Energetica de Minas Gerais	150,700	585,895
#	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	1,570,800
	Cia Siderurgica Nacional SA	1,479,065	4,455,223
	Cielo SA	1,142,036	1,885,349
	Cogna Educacao	1,324,531	3,593,857
	Cosan SA	299,326	5,570,514
	CPFL Energia SA	121,800	1,088,424
	Embraer SA, Sponsored ADR	158,623	2,671,211
	Energisa SA	175,092	2,255,598
	Engie Brasil Energia SA	207,476	2,521,628
	Equatorial Energia SA	1,665,000	9,268,575
#	Gerdau SA, Sponsored ADR	278,683	1,304,236
	Gerdau SA	176,416	753,020
	Hapvida Participacoes e Investimentos S.A.	90,409	1,268,124
	Hypera SA	378,663	3,145,062
	IRB Brasil Resseguros S/A	712,314	7,456,460
	Itau Unibanco Holding SA	444,209	3,053,639
	JBS SA	2,217,603	14,281,392
	Klabin SA	1,067,890	5,174,127
	Localiza Rent a Car SA	534,914	6,698,603
*	Lojas Americanas S.A.	1,229	6,666
	Lojas Americanas SA	127,384	690,966
*	Lojas Americanas SA	5,907	38,000
	Lojas Renner SA	1,058,365	14,197,700
	Magazine Luiza SA	972,180	12,666,988
	Natura & Co. Holding SA	678,400	7,537,074
	Notre Dame Intermedica Participacoes S.A.	486,067	7,968,702
	Petrobras Distribuidora S.A.	658,055	4,425,345
	Petroleo Brasileiro SA, Sponsored ADR	1,299,604	17,219,753
	Petroleo Brasileiro SA, Sponsored ADR	556,265	7,848,899
	Petroleo Brasileiro SA	3,033,556	21,498,254
	Porto Seguro SA	331,829	5,123,956
	Raia Drogasil SA	394,400	11,439,866
*	Rumo SA	1,113,809	6,033,804
	Sul America SA	370,741	5,453,856
	Suzano SA	725,080	6,716,463
# *	Suzano SA, Sponsored ADR	90,813	836,387

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	TIM Participacoes SA	1,203,613	$4,707,542
	Ultrapar Participacoes SA	622,968	3,674,444
#	Ultrapar Participacoes SA, Sponsored ADR	151,096	888,445
	Vale SA, Sponsored ADR	1,665,738	19,539,113
	Vale SA	3,260,013	38,266,668
	WEG SA	363,333	3,343,519
TOTAL BRAZIL			371,973,609
CHILE — (0.9%)
	AES Gener SA	2,468,815	459,211
	Aguas Andinas SA, Class A	4,770,656	1,788,459
#	Banco de Chile, ADR	128,472	2,556,599
	Banco de Credito e Inversiones SA	43,048	1,797,285
	Banco Santander Chile, ADR	203,070	4,069,523
	Cencosud SA	2,454,767	3,035,296
	Cia Cervecerias Unidas SA	109,017	962,434
	Cia Cervecerias Unidas SA, Sponsored ADR	96,677	1,722,784
	Colbun SA	11,224,652	1,633,891
	Embotelladora Andina SA, ADR, Class B	24,029	372,690
*	Empresa Nacional de Telecomunicaciones SA	255,024	1,672,354
	Empresas CMPC SA	1,621,835	3,717,741
	Empresas COPEC SA	294,478	2,627,060
	Enel Americas SA, ADR	1,131,713	11,090,788
	Enel Chile SA, ADR	790,057	3,729,070
	Itau CorpBanca	240,267,938	1,168,189
	Itau CorpBanca	30,902	222,803
#	Latam Airlines Group SA, Sponsored ADR	501,630	4,148,480
	Latam Airlines Group SA	27,618	229,350
	Parque Arauco SA	43,325	99,040
	Plaza SA	25,406	45,714
	SACI Falabella	783,273	3,071,003
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	153,936	4,325,602
TOTAL CHILE			54,545,366
CHINA — (21.9%)
*	51job, Inc., ADR	26,240	1,893,216
*	58.com, Inc., ADR	110,631	6,153,296
	AAC Technologies Holdings, Inc.	1,547,500	10,884,837
	Agile Group Holdings, Ltd.	4,030,000	5,303,231
	Agricultural Bank of China, Ltd., Class H	19,197,000	7,411,551
	Air China, Ltd., Class H	4,270,000	3,504,257
*	Alibaba Group Holding, Ltd., Sponsored ADR	556,177	114,900,606
# *	Alibaba Health Information Technology, Ltd.	1,078,000	1,501,849
*	Alibaba Pictures Group, Ltd.	2,380,000	336,674
# *	Aluminum Corp. of China, Ltd., ADR	72,800	535,080
*	Aluminum Corp. of China, Ltd., Class H	3,820,000	1,116,769
	Angang Steel Co., Ltd., Class H	3,060,200	1,022,820
#	Anhui Conch Cement Co., Ltd., Class H	2,188,500	13,968,516
	ANTA Sports Products, Ltd.	912,000	7,940,035
	BAIC Motor Corp., Ltd., Class H	3,744,500	1,845,647
*	Baidu, Inc., Sponsored ADR	130,043	16,068,113
	Bank of China, Ltd., Class H	41,230,181	15,948,939
	Bank of Communications Co., Ltd., Class H	4,581,515	2,934,760
	BBMG Corp., Class H	1,819,500	486,103
	Beijing Capital International Airport Co., Ltd., Class H	1,172,000	943,942
	Beijing Enterprises Holdings, Ltd.	706,472	3,088,979
	Beijing Enterprises Water Group, Ltd.	6,636,000	2,951,158
	Bosideng International Holdings, Ltd.	3,176,000	1,044,178

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Brilliance China Automotive Holdings, Ltd.	3,258,000	$2,887,600
#	BYD Co., Ltd., Class H	994,886	5,179,201
	CGN Power Co., Ltd., Class H	5,333,000	1,308,723
	China Cinda Asset Management Co., Ltd., Class H	12,864,000	2,572,833
	China CITIC Bank Corp., Ltd., Class H	9,230,928	4,818,617
	China Coal Energy Co., Ltd., Class H	2,513,777	855,190
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	653,761
	China Communications Construction Co., Ltd., Class H	4,380,000	3,095,309
	China Communications Services Corp., Ltd., Class H	1,404,000	942,367
	China Conch Venture Holdings, Ltd.	1,981,500	8,810,955
	China Construction Bank Corp., Class H	52,441,590	39,726,392
# *	China Eastern Airlines Corp., Ltd., ADR	4,762	108,526
# *	China Eastern Airlines Corp., Ltd., Class H	2,702,000	1,230,266
	China Everbright Bank Co., Ltd., Class H	3,603,000	1,445,431
	China Everbright International, Ltd.	2,975,703	2,110,584
#	China Evergrande Group	3,151,000	6,962,651
	China Galaxy Securities Co., Ltd., Class H	4,105,000	2,036,065
	China Gas Holdings, Ltd.	2,217,400	8,759,642
	China Hongqiao Group, Ltd.	2,630,000	1,292,389
	China Huarong Asset Management Co., Ltd., Class H	13,859,000	1,819,454
#	China International Capital Corp., Ltd., Class H	1,579,600	2,735,574
	China International Marine Containers Group Co., Ltd., Class H	415,920	365,526
	China Jinmao Holdings Group, Ltd.	6,062,000	4,052,578
	China Life Insurance Co., Ltd., ADR	539,265	6,422,646
	China Life Insurance Co., Ltd., Class H	1,387,000	3,312,203
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	1,698,108
	China Mengniu Dairy Co., Ltd.	2,770,000	10,159,057
	China Merchants Bank Co., Ltd., Class H	3,380,054	16,297,135
	China Merchants Port Holdings Co., Ltd.	1,680,638	2,585,258
	China Merchants Securities Co., Ltd., Class H	306,200	350,165
	China Minsheng Banking Corp., Ltd., Class H	6,785,100	4,736,839
	China Mobile, Ltd.	527,500	4,335,866
	China Mobile, Ltd., Sponsored ADR	916,697	37,621,245
#	China Molybdenum Co., Ltd., Class H	3,243,966	1,189,805
	China National Building Material Co., Ltd., Class H	9,996,000	9,555,631
	China Oilfield Services, Ltd., Class H	3,346,000	4,854,974
	China Overseas Land & Investment, Ltd.	7,122,000	22,893,159
	China Pacific Insurance Group Co., Ltd., Class H	2,112,800	7,047,266
	China Petroleum & Chemical Corp., ADR	85,194	4,466,706
	China Petroleum & Chemical Corp., Class H	14,276,800	7,518,469
	China Railway Construction Corp., Ltd., Class H	3,273,000	3,193,595
	China Railway Group, Ltd., Class H	6,284,000	3,446,564
	China Railway Signal & Communication Corp., Ltd., Class H	1,716,000	826,440
	China Reinsurance Group Corp., Class H	5,621,000	798,157
	China Resources Beer Holdings Co., Ltd.	1,203,611	5,568,790
	China Resources Cement Holdings, Ltd.	5,766,000	6,450,729
	China Resources Gas Group, Ltd.	1,674,000	8,822,916
	China Resources Land, Ltd.	4,350,666	18,098,431
	China Resources Pharmaceutical Group, Ltd.	1,594,500	1,334,064
	China Resources Power Holdings Co., Ltd.	1,942,517	2,607,828
	China Shenhua Energy Co., Ltd., Class H	3,254,500	5,719,253
#	China Southern Airlines Co., Ltd., Sponsored ADR	11,404	314,864
#	China Southern Airlines Co., Ltd., Class H	3,798,000	2,098,581
	China State Construction International Holdings, Ltd.	1,544,250	1,227,419
	China Taiping Insurance Holdings Co., Ltd.	2,216,706	4,604,755
#	China Telecom Corp., Ltd., ADR	55,096	2,132,766
	China Telecom Corp., Ltd., Class H	3,440,000	1,338,456
	China Unicom Hong Kong, Ltd.	5,806,000	4,843,477
	China Unicom Hong Kong, Ltd., ADR	527,463	4,404,316

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Vanke Co., Ltd., Class H	1,335,700	$4,708,822
	Chongqing Rural Commercial Bank Co., Ltd., Class H	4,323,000	1,976,458
	CIFI Holdings Group Co., Ltd.	4,245,191	2,915,006
#	CITIC Securities Co., Ltd., Class H	1,683,000	3,233,427
	CITIC, Ltd.	7,305,000	8,260,400
	CNOOC, Ltd.	4,444,000	6,652,834
#	CNOOC, Ltd., Sponsored ADR	109,986	16,607,886
	COSCO SHIPPING Development Co., Ltd., Class H	921,000	97,456
*	COSCO SHIPPING Holdings Co., Ltd., Class H	3,658,500	1,305,733
	Country Garden Holdings Co., Ltd.	12,236,087	15,473,870
	Country Garden Services Holdings Co., Ltd.	1,594,492	5,151,265
	CRRC Corp., Ltd., Class H	2,866,000	1,889,706
	CSC Financial Co., Ltd., Class H	470,000	367,240
	CSPC Pharmaceutical Group, Ltd.	4,202,000	9,216,937
	Dali Foods Group Co., Ltd.	3,625,000	2,549,359
	Datang International Power Generation Co., Ltd., Class H	3,224,000	561,520
	Dongfeng Motor Group Co., Ltd., Class H	3,742,000	2,796,322
	ENN Energy Holdings, Ltd.	511,500	5,946,135
	Everbright Securities Co., Ltd., Class H	281,200	192,263
	Fosun International, Ltd.	3,379,722	4,469,546
#	Fuyao Glass Industry Group Co., Ltd., Class H	1,030,000	2,947,406
# *	GDS Holdings, Ltd., ADR	38,711	2,001,746
	Geely Automobile Holdings, Ltd.	8,976,000	14,223,429
	GF Securities Co., Ltd., Class H	1,456,000	1,590,308
#	Great Wall Motor Co., Ltd., Class H	4,276,000	2,825,416
	Guangdong Investment, Ltd.	1,458,000	2,959,259
#	Guangshen Railway Co., Ltd., Sponsored ADR	21,312	293,040
#	Guangzhou Automobile Group Co., Ltd., Class H	3,037,162	3,043,990
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	314,000	1,005,764
	Guangzhou R&F Properties Co., Ltd., Class H	3,130,000	4,721,524
	Guotai Junan Securities Co., Ltd., Class H	451,200	719,380
	Haier Electronics Group Co., Ltd.	2,366,000	7,106,797
	Haitian International Holdings, Ltd.	22,000	47,564
	Haitong Securities Co., Ltd., Class H	3,094,400	2,990,344
	Hengan International Group Co., Ltd.	1,597,000	11,632,774
	Huadian Power International Corp., Ltd., Class H	1,738,000	573,248
	Huaneng Power International, Inc., Sponsored ADR	33,132	643,092
	Huaneng Power International, Inc., Class H	2,520,000	1,189,280
	Huatai Securities Co., Ltd., Class H	1,276,800	2,004,030
#	Huazhu Group, Ltd., ADR	160,708	5,544,426
	Huishang Bank Corp., Ltd., Class H	766,800	282,923
	Industrial & Commercial Bank of China, Ltd., Class H	42,505,185	28,213,803
*	JD.com, Inc., ADR	266,111	10,029,724
	Jiangsu Expressway Co., Ltd., Class H	1,254,000	1,553,714
	Jiangxi Copper Co., Ltd., Class H	1,688,000	1,990,395
*	JOYY, Inc.	44,850	2,714,771
	Kunlun Energy Co., Ltd.	8,020,000	6,212,078
	Legend Holdings Corp., Class H	428,300	796,093
#	Lenovo Group, Ltd.	17,769,278	11,594,487
	Li Ning Co., Ltd.	2,676,500	7,816,391
	Logan Property Holdings Co., Ltd.	3,248,000	4,909,652
	Longfor Group Holdings, Ltd.	2,601,500	10,978,720
	Metallurgical Corp. of China, Ltd., Class H	3,247,000	632,325
	Minth Group, Ltd.	68,000	207,992
	Momo, Inc., Sponsored ADR	268,578	8,218,487
	NetEase, Inc., ADR	62,070	19,909,573
	New China Life Insurance Co., Ltd., Class H	899,300	3,354,558
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	75,779	9,210,937
#	Nine Dragons Paper Holdings, Ltd.	3,293,000	3,111,918

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Orient Securities Co., Ltd., Class H	908,800	$500,189
	People's Insurance Co. Group of China, Ltd. (The), Class H	5,354,000	1,915,652
#	PetroChina Co., Ltd., ADR	118,623	5,220,611
	PetroChina Co., Ltd., Class H	8,090,000	3,567,222
	PICC Property & Casualty Co., Ltd., Class H	7,133,198	7,628,598
	Ping An Insurance Group Co. of China, Ltd., Class H	4,793,500	54,204,183
	Postal Savings Bank of China Co., Ltd., Class H	4,328,000	2,693,074
	Qingdao Port International Co., Ltd., Class H	140,000	90,815
	Red Star Macalline Group Corp., Ltd., Class H	385,009	288,914
#	Seazen Group, Ltd.	4,440,000	4,457,280
# *	Semiconductor Manufacturing International Corp.	3,338,600	6,096,074
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,672,000	3,186,234
	Shanghai Electric Group Co., Ltd., Class H	2,982,000	881,330
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	670,000	1,781,583
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,331,400	2,479,433
	Shenwan Hongyuan Group Co., Ltd.	408,800	95,256
	Shenzhen International Holdings, Ltd.	210,009	419,505
	Shenzhou International Group Holdings, Ltd.	670,500	8,863,888
	Shimao Property Holdings, Ltd.	2,782,371	8,978,699
	Sino Biopharmaceutical, Ltd.	12,050,000	15,912,940
*	Sinopec Oilfield Service Corp., Class H	1,960,000	197,279
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	4,243,000	1,078,821
	Sinopharm Group Co., Ltd., Class H	1,539,200	5,008,445
	Sinotruk Hong Kong, Ltd.	1,314,000	2,256,194
	Sun Art Retail Group, Ltd.	4,791,500	5,693,009
	Sunac China Holdings, Ltd.	4,345,000	20,956,210
	Sunny Optical Technology Group Co., Ltd.	581,700	9,243,448
	Tencent Holdings, Ltd.	3,766,500	179,625,034
	Tingyi Cayman Islands Holding Corp.	4,304,000	7,261,052
#	TravelSky Technology, Ltd., Class H	1,451,000	3,139,976
*	Trip.com Group Ltd., ADR	405,864	13,040,410
	Tsingtao Brewery Co., Ltd., Class H	610,000	3,373,978
	Uni-President China Holdings, Ltd.	76,000	77,355
	United Energy Group, Ltd.	5,724,000	1,009,733
*	Vipshop Holdings, Ltd., ADR	896,005	11,406,144
	Want Want China Holdings, Ltd.	8,546,000	7,054,294
# *	Weibo Corp., Sponsored ADR	92,036	3,922,574
	Weichai Power Co., Ltd., Class H	3,524,800	6,170,974
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	857,159	898,155
#	Xinyi Solar Holdings, Ltd.	5,176,000	3,617,242
	Yanzhou Coal Mining Co., Ltd., Class H	4,534,000	3,345,351
	Yihai International Holding, Ltd.	591,000	3,320,868
	Yum China Holdings, Inc.	365,052	15,722,790
	Zhejiang Expressway Co., Ltd., Class H	904,000	737,996
	Zhongsheng Group Holdings, Ltd.	1,386,500	5,102,783
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	476,700	1,605,163
	Zijin Mining Group Co., Ltd., Class H	8,813,000	3,867,175
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,383,000	1,015,398
# *	ZTE Corp., Class H	653,885	2,095,025
#	ZTO Express Cayman, Inc., ADR	364,661	7,920,437
TOTAL CHINA			1,301,628,459
COLOMBIA — (0.4%)
	Banco de Bogota SA	51,765	1,347,101
	Bancolombia SA, Sponsored ADR	92,889	4,873,886
	Bancolombia SA	212,220	2,633,514
	Cementos Argos SA	289,318	549,873
#	Ecopetrol SA, Sponsored ADR	102,657	1,899,154
	Ecopetrol SA	3,327,922	3,094,384

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Argos SA	402,382	$2,056,619
	Grupo Aval Acciones y Valores SA	81,855	691,675
	Grupo de Inversiones Suramericana SA	283,334	2,651,078
*	Grupo Energia Bogota SA ESP	766,661	536,887
	Grupo Nutresa SA	173,509	1,256,164
	Interconexion Electrica SA ESP	461,080	2,534,592
TOTAL COLOMBIA			24,124,927
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	184,754	4,044,182
	Komercni banka A.S.	57,958	1,992,057
	O2 Czech Republic A.S.	70,083	721,732
TOTAL CZECH REPUBLIC			6,757,971
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,608,587	8,472,108
	Commercial International Bank Egypt S.A.E., GDR	770	4,050
	Egyptian Financial Group-Hermes Holding Co., GDR	33,640	64,925
	Egyptian Financial Group-Hermes Holding Co., GDR	17,482	33,632
TOTAL EGYPT			8,574,715
GREECE — (0.4%)
*	Alpha Bank AE	762,661	1,526,439
*	Eurobank Ergasias SA	1,698,816	1,558,702
*	FF Group	12,618	46,371
	Hellenic Petroleum SA	88,461	772,657
	Hellenic Telecommunications Organization SA	269,080	4,018,603
	JUMBO SA	148,129	3,012,671
	Motor Oil Hellas Corinth Refineries SA	90,372	1,918,949
	Mytilineos SA	88,879	910,711
*	National Bank of Greece SA	392,915	1,247,207
	OPAP SA	294,440	3,666,386
*	Piraeus Bank SA	11,341	40,275
*	Terna Energy SA	78,450	705,603
*	Titan Cement International SA	61,385	1,256,624
TOTAL GREECE			20,681,198
HUNGARY — (0.5%)
	MOL Hungarian Oil & Gas P.L.C.	1,279,647	10,850,993
	OTP Bank P.L.C.	262,272	12,148,953
	Richter Gedeon Nyrt	184,699	3,970,394
TOTAL HUNGARY			26,970,340
INDIA — (12.7%)
*	3M India, Ltd.	2,125	681,452
*	5Paisa Capital, Ltd.	8,097	21,251
	ABB India, Ltd.	42,536	776,548
	ABB Powar Products & System India, Ltd.	8,507	90,607
	ACC, Ltd.	89,253	1,880,409
	Adani Enterprises, Ltd.	72,720	232,504
	Adani Gas, Ltd.	274,364	636,648
*	Adani Green Energy, Ltd.	234,410	617,844
	Adani Ports & Special Economic Zone, Ltd.	1,073,000	5,543,297
*	Adani Power, Ltd.	1,288,677	1,099,098
*	Adani Transmissions, Ltd.	376,620	1,754,269
*	Aditya Birla Capital, Ltd.	902,487	1,249,092

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Fashion and Retail, Ltd.	266,168	$871,062
	AIA Engineering, Ltd.	12,685	316,715
	Ambuja Cements, Ltd.	970,490	2,781,657
	Apollo Hospitals Enterprise, Ltd.	98,257	2,290,200
	Ashok Leyland, Ltd.	3,332,094	3,822,452
	Asian Paints, Ltd.	448,324	11,274,216
	Astral Polytechnik, Ltd.	10,373	174,360
	Aurobindo Pharma, Ltd.	652,018	4,398,368
*	Avenue Supermarts, Ltd.	58,953	1,759,958
	Axis Bank, Ltd.	1,277,515	13,070,398
	Bajaj Auto, Ltd.	104,546	4,649,054
	Bajaj Finance, Ltd.	249,497	15,257,329
	Bajaj Finserv, Ltd.	46,272	6,115,496
	Bajaj Holdings & Investment, Ltd.	65,332	3,168,107
	Balkrishna Industries, Ltd.	140,951	2,108,362
	Bandhan Bank, Ltd.	141,728	892,030
*	Bank of Baroda	913,713	1,178,603
	Bata India, Ltd.	32,925	831,487
	Bayer CropScience, Ltd.	3,229	186,577
	Berger Paints India, Ltd.	372,075	2,917,236
	Bharat Electronics, Ltd.	1,847,465	2,330,171
	Bharat Forge, Ltd.	405,941	2,782,598
	Bharat Heavy Electricals, Ltd.	184,916	110,438
	Bharat Petroleum Corp., Ltd.	775,412	4,968,913
*	Bharti Airtel, Ltd.	1,971,307	13,715,544
	Bharti Infratel, Ltd.	577,994	2,011,507
	Biocon, Ltd.	329,360	1,352,207
	Bosch, Ltd.	9,092	1,765,034
	Britannia Industries, Ltd.	63,182	2,818,077
	Cadila Healthcare, Ltd.	502,353	1,862,067
	Castrol India, Ltd.	422,989	794,149
	Cholamandalam Investment and Finance Co., Ltd.	615,121	2,800,159
	Cipla, Ltd.	599,485	3,752,700
	City Union Bank, Ltd.	112,069	361,428
	Coal India, Ltd.	745,896	1,912,314
	Colgate-Palmolive India, Ltd.	118,327	2,207,000
	Container Corp. Of India, Ltd.	339,877	2,708,763
	Coromandel International, Ltd.	5,122	45,307
	Cummins India, Ltd.	35,778	287,758
	Dabur India, Ltd.	647,800	4,499,297
*	Dalmia Bharat, Ltd.	73,457	898,936
	Divi's Laboratories, Ltd.	107,580	2,937,869
	DLF, Ltd.	763,838	2,777,740
	Dr Reddy's Laboratories, Ltd., ADR	150,327	6,566,283
	Dr Reddy's Laboratories, Ltd.	71,015	3,103,259
	Edelweiss Financial Services, Ltd.	803,927	1,069,891
	Eicher Motors, Ltd.	16,576	4,685,884
	Emami, Ltd.	167,901	694,143
	Endurance Technologies, Ltd.	8,544	129,891
	Exide Industries, Ltd.	328,747	903,906
	Federal Bank, Ltd.	1,113,036	1,423,865
*	Future Retail, Ltd.	179,554	828,268
	GAIL India, Ltd.	2,255,765	3,801,815
	GAIL India, Ltd., GDR	102,368	1,024,539
	General Insurance Corp. of India	48,834	170,319
	Gillette India, Ltd.	1,999	174,816
	GlaxoSmithKline Consumer Healthcare, Ltd.	13,803	1,704,509
	GlaxoSmithKline Pharmaceuticals, Ltd.	32,072	746,148
	Glenmark Pharmaceuticals, Ltd.	125,284	542,938

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Godrej Consumer Products, Ltd.	441,689	$4,157,260
	Godrej Industries, Ltd.	78,789	453,789
*	Godrej Properties, Ltd.	36,384	551,286
	Grasim Industries, Ltd.	362,463	3,943,734
	Havells India, Ltd.	286,891	2,424,979
	HCL Technologies, Ltd.	1,534,242	12,722,355
	HDFC Asset Management Co., Ltd.	3,678	163,076
	HDFC Bank Ltd.	2,767,968	47,333,740
	HDFC Life Insurance Co., Ltd.	314,401	2,639,549
*	Hemisphere Properties India, Ltd.	109,030	191,145
	Hero MotoCorp, Ltd.	95,858	3,344,483
	Hindalco Industries, Ltd.	2,362,100	6,233,382
	Hindustan Petroleum Corp., Ltd.	726,814	2,370,934
	Hindustan Unilever, Ltd.	930,187	26,521,703
	Honeywell Automation India, Ltd.	836	324,371
	Housing Development Finance Corp., Ltd.	1,000,032	33,830,716
	ICICI Bank, Ltd., Sponsored ADR	895,477	13,056,047
	ICICI Bank, Ltd.	210,113	1,548,636
	ICICI Lombard General Insurance Co., Ltd.	59,831	1,108,404
	ICICI Prudential Life Insurance Co., Ltd.	237,801	1,702,699
*	IDFC First Bank, Ltd.	1,148,142	653,196
	IIFL Finance, Ltd.	120,008	283,233
*	IIFL Securities, Ltd.	120,008	91,089
	IIFL Wealth Management, Ltd.	17,144	320,711
	Indiabulls Housing Finance, Ltd.	186,850	802,030
	Indiabulls Ventures, Ltd.	40,755	100,954
	Indian Hotels Co., Ltd. (The)	182,164	364,037
	Indian Oil Corp., Ltd.	1,482,131	2,354,208
	Indraprastha Gas, Ltd.	274,014	1,943,879
	IndusInd Bank, Ltd.	173,449	3,039,137
	Info Edge India, Ltd.	45,962	1,827,370
	Infosys, Ltd., Sponsored ADR	1,345,607	14,747,853
	Infosys, Ltd.	3,236,039	35,418,716
	InterGlobe Aviation, Ltd.	32,328	626,768
	ITC, Ltd.	4,041,381	13,306,595
*	Jindal Steel & Power, Ltd.	422,520	1,036,619
	JSW Steel, Ltd.	2,645,885	9,215,986
	Jubilant Foodworks, Ltd.	128,080	3,393,153
	Kansai Nerolac Paints, Ltd.	143,713	1,016,731
	Kotak Mahindra Bank, Ltd.	538,866	12,725,563
	L&T Finance Holdings, Ltd.	1,403,145	2,293,304
	Larsen & Toubro Infotech, Ltd.	77,400	2,099,253
	Larsen & Toubro, Ltd.	406,039	7,781,646
	LIC Housing Finance, Ltd.	843,440	5,175,963
	Lupin, Ltd.	500,064	5,019,562
	Mahindra & Mahindra Financial Services, Ltd.	699,743	3,605,091
	Mahindra & Mahindra, Ltd.	1,128,701	8,978,895
	Marico, Ltd.	687,155	3,052,497
	Maruti Suzuki India, Ltd.	127,233	12,310,925
	Mindtree, Ltd.	3,904	48,414
	Motherson Sumi Systems, Ltd.	1,934,940	3,603,336
	Mphasis, Ltd.	169,182	2,193,780
	MRF, Ltd.	2,969	2,891,652
	Muthoot Finance, Ltd.	360,148	3,828,204
	Nestle India, Ltd.	35,878	7,714,316
	NHPC, Ltd.	3,026,547	1,033,116
	NMDC, Ltd.	105,541	172,043
	NTPC, Ltd.	1,345,820	2,128,784
	Oberoi Realty, Ltd.	78,000	596,191

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oil & Natural Gas Corp., Ltd.	1,347,022	$2,076,908
	Oil India, Ltd.	314,086	571,067
*	Oracle Financial Services Software, Ltd.	37,250	1,524,597
	Page Industries, Ltd.	7,376	2,520,515
	Petronet LNG, Ltd.	1,959,412	7,305,153
	Pfizer, Ltd.	2,325	134,559
	PI Industries, Ltd.	3,550	76,688
	Pidilite Industries, Ltd.	172,602	3,638,514
	Piramal Enterprises, Ltd.	139,734	3,016,387
	Piramal Enterprises, Ltd.	18,518	401,008
*	Power Finance Corp., Ltd.	1,833,861	2,986,659
	Power Grid Corp. of India, Ltd.	1,847,440	4,843,824
	Procter & Gamble Hygiene & Health Care, Ltd.	11,021	1,705,058
*	Punjab National Bank	689,923	582,943
	Rajesh Exports, Ltd.	122,639	1,236,375
	Ramco Cements, Ltd. (The)	106,172	1,162,377
	REC, Ltd.	2,124,950	4,263,239
	Reliance Industries, Ltd., GDR	3,374	131,834
	Reliance Industries, Ltd.	3,145,620	61,973,023
	SBI Life Insurance Co., Ltd.	90,857	1,260,945
	Shree Cement, Ltd.	9,819	3,161,990
	Shriram Transport Finance Co., Ltd.	457,677	6,519,769
	Siemens, Ltd.	58,535	1,227,552
	SRF, Ltd.	10,220	541,050
*	State Bank of India	798,232	3,545,225
*	State Bank of India, GDR	2,489	110,512
	Steel Authority of India, Ltd.	1,037,967	673,137
	Sun Pharmaceutical Industries, Ltd.	1,028,262	6,269,535
	Sun TV Network, Ltd.	164,006	1,079,447
	Sundaram Finance Holdings, Ltd.	27,690	26,412
	Sundaram Finance, Ltd.	38,580	887,533
	Supreme Industries, Ltd.	2,121	41,575
	Tata Chemicals, Ltd.	103,755	1,091,994
	Tata Communications, Ltd.	109,030	628,846
	Tata Consultancy Services, Ltd.	1,056,733	30,871,191
	Tata Global Beverages, Ltd.	335,765	1,804,133
# *	Tata Motors, Ltd., Sponsored ADR	41,094	498,470
*	Tata Motors, Ltd.	4,307,173	10,581,787
	Tata Steel, Ltd.	752,130	4,581,437
	Tech Mahindra, Ltd.	842,177	9,435,007
	Titan Co., Ltd.	346,544	5,748,975
	Torrent Pharmaceuticals, Ltd.	106,907	2,885,014
	UltraTech Cement, Ltd.	84,071	5,201,516
	United Breweries, Ltd.	97,945	1,727,541
*	United Spirits, Ltd.	377,854	3,285,404
	UPL, Ltd.	1,207,440	8,888,175
	Varun Beverages, Ltd.	4,274	46,156
	Vedanta, Ltd.	3,898,295	7,455,238
*	Vodafone Idea, Ltd.	8,312,927	618,757
	Voltas, Ltd.	84,272	820,229
	Whirlpool of India, Ltd.	24,739	853,011
	Wipro, Ltd.	1,622,222	5,388,921
	Zee Entertainment Enterprises, Ltd.	1,232,655	4,623,574
TOTAL INDIA			754,865,010
INDONESIA — (2.6%)
	Ace Hardware Indonesia Tbk PT	11,832,300	1,488,580
	Adaro Energy Tbk PT	56,601,000	5,030,352
	Aneka Tambang Tbk	11,370,300	597,414

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CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Astra Agro Lestari Tbk PT	1,063,445	$922,631
	Astra International Tbk PT	21,050,410	9,717,655
	Bank Central Asia Tbk PT	8,457,600	19,985,473
	Bank Danamon Indonesia Tbk PT	4,650,879	1,181,271
	Bank Mandiri Persero Tbk PT	12,156,434	6,647,081
	Bank Negara Indonesia Persero Tbk PT	11,399,422	5,972,584
*	Bank Pan Indonesia Tbk PT	3,864,200	327,124
*	Bank Permata Tbk PT	7,825,200	670,427
	Bank Rakyat Indonesia Persero Tbk PT	59,710,700	19,412,233
	Bank Tabungan Negara Persero Tbk PT	6,791,700	924,424
*	Bank Tabungan Pensiunan Nasional Syariah TBK	49,700	16,007
	Barito Pacific Tbk PT	59,353,100	5,657,875
	Bayan Resources Tbk PT	79,500	79,050
	Bukit Asam Tbk PT	10,954,400	1,759,935
*	Bumi Serpong Damai Tbk PT	13,926,900	1,129,215
	Charoen Pokphand Indonesia Tbk PT	9,933,900	4,814,884
	Ciputra Development Tbk PT	4,428,800	287,743
	Gudang Garam Tbk PT	1,030,300	4,197,932
	Indah Kiat Pulp & Paper Corp. Tbk PT	8,329,200	4,083,606
	Indocement Tunggal Prakarsa Tbk PT	1,272,500	1,524,924
	Indofood CBP Sukses Makmur Tbk PT	3,225,700	2,676,759
	Indofood Sukses Makmur Tbk PT	13,219,800	7,574,768
	Japfa Comfeed Indonesia Tbk PT	525,300	57,376
	Jasa Marga Persero Tbk PT	3,812,713	1,278,255
	Kalbe Farma Tbk PT	29,856,400	3,114,452
	Mayora Indah Tbk PT	10,606,225	1,491,633
	Media Nusantara Citra Tbk PT	3,313,700	383,657
*	Merdeka Copper Gold Tbk PT	2,099,200	179,828
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	827,824
	Pabrik Kertas Tjiwi Kimia Tbk PT	1,016,100	674,071
	Pakuwon Jati Tbk PT	32,321,300	1,226,773
	Perusahaan Gas Negara Tbk PT	14,270,600	1,768,671
	Sarana Menara Nusantara Tbk PT	38,313,400	2,363,995
	Semen Indonesia Persero Tbk PT	3,844,700	3,349,415
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	284,167
*	Smartfren Telecom Tbk PT	49,239,100	370,378
	Surya Citra Media Tbk PT	7,728,900	809,168
	Telekomunikasi Indonesia Persero Tbk PT	35,399,000	9,818,865
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	159,059	4,385,257
	Tower Bersama Infrastructure Tbk PT	12,992,000	1,100,248
	Transcoal Pacific Tbk PT	179,600	80,595
	Unilever Indonesia Tbk PT	9,895,000	5,747,437
	United Tractors Tbk PT	4,737,496	6,620,157
*	Vale Indonesia Tbk PT	4,334,100	996,065
	Waskita Karya Persero Tbk PT	6,855,179	614,781
*	XL Axiata Tbk PT	13,224,900	2,793,117
TOTAL INDONESIA			157,016,132
MALAYSIA — (2.5%)
	AFFIN Bank Bhd	75,090	33,625
	AirAsia Group Bhd	6,063,200	2,106,199
	AMMB Holdings Bhd	3,703,359	3,331,489
	Astro Malaysia Holdings Bhd	2,812,500	819,838
	Axiata Group Bhd	4,038,332	4,217,759
	Batu Kawan Bhd	105,400	418,516
	BIMB Holdings Bhd	1,172,155	1,130,247
	Boustead Holdings Bhd	165,500	33,098
	Carlsberg Brewery Malaysia Bhd, Class B	118,000	939,009
	CIMB Group Holdings Bhd	5,087,491	6,100,895

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Dialog Group Bhd	1,775,118	$1,410,732
	DiGi.Com Bhd	4,195,820	4,307,648
	Fraser & Neave Holdings Bhd	213,400	1,710,381
	Gamuda Bhd	2,930,800	2,747,521
	Genting Bhd	3,074,400	4,112,988
	Genting Malaysia Bhd	4,031,900	2,955,581
	Genting Plantations Bhd	347,500	884,765
	HAP Seng Consolidated Bhd	973,700	2,309,833
	Hartalega Holdings Bhd	2,095,300	3,020,901
#	Heineken Malaysia Bhd	94,100	638,493
	Hong Leong Bank Bhd	469,166	1,824,872
	Hong Leong Financial Group Bhd	557,283	2,193,258
	IHH Healthcare Bhd	1,049,500	1,453,478
	IJM Corp. Bhd	5,951,062	3,057,076
	Inari Amertron Bhd	3,580,200	1,513,596
	IOI Corp. Bhd	1,524,905	1,680,508
	IOI Properties Group Bhd	2,847,529	808,410
	Kuala Lumpur Kepong Bhd	281,300	1,559,810
	Lotte Chemical Titan Holding Bhd	109,800	54,819
	Malayan Banking Bhd	4,040,738	8,292,548
	Malaysia Airports Holdings Bhd	2,790,541	4,569,766
#	Malaysia Building Society Bhd	2,478,560	480,051
	Maxis Bhd	2,881,400	3,713,767
	MISC Bhd	821,598	1,534,858
	Nestle Malaysia Bhd	44,500	1,564,142
	Petronas Chemicals Group Bhd	3,197,900	4,810,881
	Petronas Dagangan Bhd	307,800	1,663,248
	Petronas Gas Bhd	680,800	2,655,113
	PPB Group Bhd	921,580	4,175,409
	Press Metal Aluminium Holdings Bhd	1,919,800	2,275,398
	Public Bank Bhd	3,656,014	16,533,014
#	QL Resources Bhd	1,068,790	2,162,736
	RHB Bank Bhd	2,548,505	3,539,534
#	Serba Dinamik Holdings Bhd	2,892,120	1,580,823
	Sime Darby Bhd	6,415,161	3,398,844
#	Sime Darby Plantation Bhd	1,995,661	2,459,746
	Sime Darby Property Bhd	2,975,661	564,374
	SP Setia Bhd Group	1,036,211	329,698
	Sunway Bhd	3,657,082	1,600,879
	Telekom Malaysia Bhd	1,604,564	1,506,826
	Tenaga Nasional Bhd	3,223,650	9,758,787
	Top Glove Corp. Bhd	2,847,100	4,054,724
	UMW Holdings Bhd	486,466	463,702
	United Plantations Bhd	34,100	216,638
	Westports Holdings Bhd	1,666,900	1,599,877
	Yinson Holdings Bhd	568,200	856,130
	YTL Corp. Bhd	12,992,199	2,829,351
	YTL Power International Bhd	1,353,797	247,174
TOTAL MALAYSIA			146,813,383
MEXICO — (3.7%)
	Alfa S.A.B. de C.V., Class A	11,293,476	8,493,043
#	America Movil S.A.B. de C.V.	46,680,524	38,613,246
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,825,593
	Arca Continental S.A.B. de C.V.	595,112	3,369,955
	Becle S.A.B. de C.V.	839,394	1,558,802
#	Cemex S.A.B. de C.V.	25,115,105	10,088,309
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	29,997	1,828,317
	Coca-Cola Femsa S.A.B. de C.V.	390,519	2,386,040

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	El Puerto de Liverpool S.A.B. de C.V.	334,218	$1,775,845
#	Fomento Economico Mexicano S.A.B. de C.V.	1,063,717	9,590,933
	Gruma S.A.B. de C.V., Class B	562,120	5,974,468
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	13,641	1,687,119
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	466,141	5,771,904
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	32,374	6,241,383
	Grupo Bimbo S.A.B. de C.V.	3,048,353	5,468,983
	Grupo Carso S.A.B. de C.V.	793,269	2,860,227
	Grupo Elektra S.A.B. de C.V.	93,302	6,816,618
	Grupo Financiero Banorte S.A.B. de C.V.	5,060,515	31,187,160
	Grupo Financiero Inbursa S.A.B. de C.V.	3,861,231	4,395,495
	Grupo Mexico S.A.B. de C.V., Class B	4,581,861	12,179,983
	Grupo Televisa S.A.B., Sponsored ADR	202,737	2,254,435
#	Grupo Televisa S.A.B.	3,855,546	8,567,880
*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	2,300,948	4,870,891
#	Industrias Penoles S.A.B. de C.V.	367,286	3,812,520
	Infraestructura Energetica Nova S.A.B. de C.V.	430,476	2,023,036
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,758,212	5,706,042
	Megacable Holdings S.A.B. de C.V.	250,780	939,919
#	Orbia Advance Corp. S.A.B. de C.V.	3,426,482	8,096,765
	Organizacion Soriana S.A.B. de C.V., Class B	957,774	1,213,469
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	333,142	3,602,846
#	Wal-Mart de Mexico S.A.B. de C.V.	6,478,723	18,957,349
TOTAL MEXICO			222,158,575
PERU — (0.2%)
	Cementos Pacasmayo SAA, ADR	15,158	139,617
	Cia de Minas Buenaventura SAA, ADR	125,122	1,617,827
	Credicorp, Ltd.	52,460	10,837,187
*	Grana y Montero SAA, Sponsored ADR	99,704	219,349
TOTAL PERU			12,813,980
PHILIPPINES — (1.2%)
	Aboitiz Equity Ventures, Inc.	1,611,360	1,556,265
	Aboitiz Power Corp.	1,479,500	942,463
	Alliance Global Group, Inc.	6,424,200	1,362,699
	Altus Property Ventures, Inc.	61,317	4,688
	Ayala Corp.	190,182	2,708,292
	Ayala Land, Inc.	9,166,918	7,461,854
	Bank of the Philippine Islands	1,188,352	1,926,796
	BDO Unibank, Inc.	1,553,962	4,512,878
	Bloomberry Resorts Corp.	1,686,400	298,045
	DMCI Holdings, Inc.	8,332,800	996,782
	Emperador, Inc.	1,850,900	262,522
	Globe Telecom, Inc.	59,865	2,227,148
	GT Capital Holdings, Inc.	168,416	2,232,793
	International Container Terminal Services, Inc.	1,982,820	5,055,055
	JG Summit Holdings, Inc.	3,739,300	5,129,954
	Jollibee Foods Corp.	639,740	2,400,413
	LT Group, Inc.	4,581,500	885,273
	Manila Electric Co.	241,250	1,215,337
	Megaworld Corp.	26,875,000	2,135,303
	Metro Pacific Investments Corp.	14,702,700	926,189
	Metropolitan Bank & Trust Co.	2,184,898	2,460,771
	PLDT, Inc., Sponsored ADR	121,988	2,338,510
	PLDT, Inc.	120,010	2,334,719
	Puregold Price Club, Inc.	2,108,900	1,579,280
	Robinsons Land Corp.	3,219,282	1,610,241

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Retail Holdings, Inc.	541,860	$823,738
	San Miguel Corp.	1,462,960	4,011,726
	San Miguel Food and Beverage, Inc.	48,780	69,711
	Security Bank Corp.	429,970	1,491,502
	SM Investments Corp.	148,398	2,822,386
	SM Prime Holdings, Inc.	7,772,210	5,925,760
*	Top Frontier Investment Holdings, Inc.	21,269	78,135
	Universal Robina Corp.	1,153,900	3,287,982
TOTAL PHILIPPINES			73,075,210
POLAND — (1.2%)
*	Alior Bank SA	33,384	228,279
*	AmRest Holdings SE	71,773	892,853
	Bank Handlowy w Warszawie SA	52,132	758,274
*	Bank Millennium SA	1,214,439	1,861,122
	Bank Polska Kasa Opieki SA	80,250	2,047,064
	CCC SA	30,475	759,907
	CD Projekt SA	46,198	3,352,523
	Cyfrowy Polsat SA	484,398	3,395,316
*	Dino Polska SA	82,960	3,473,008
	Grupa Lotos SA	306,641	6,085,437
	ING Bank Slaski SA	36,633	1,914,504
*	KGHM Polska Miedz SA	384,416	9,036,035
	LPP SA	2,033	4,430,275
# *	mBank SA	29,515	2,828,175
*	Orange Polska SA	864,174	1,559,201
# *	PGE Polska Grupa Energetyczna SA	1,423,682	2,527,308
	Polski Koncern Naftowy Orlen S.A.	546,401	10,660,577
#	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,030,511
	Powszechna Kasa Oszczednosci Bank Polski SA	684,957	6,036,459
	Powszechny Zaklad Ubezpieczen SA	741,191	7,679,359
#	Santander Bank Polska SA	29,831	2,207,388
TOTAL POLAND			72,763,575
RUSSIA — (2.0%)
	Gazprom PJSC, Sponsored ADR	1,532,757	10,744,066
	Gazprom PJSC, Sponsored ADR	142,310	994,747
	Lukoil PJSC, Sponsored ADR	240,181	24,437,069
	Magnitogorsk Iron & Steel Works PJSC, GDR	199,210	1,822,053
*	Mail.Ru Group, Ltd., GDR	29,460	693,488
	MMC Norilsk Nickel PJSC, ADR	8,688	280,275
	MMC Norilsk Nickel PJSC, ADR	389,622	12,565,131
	Mobile TeleSystems PJSC, Sponsored ADR	427,008	4,351,212
	Novatek PJSC, GDR	23,935	4,307,464
	Novolipetsk Steel PJSC, GDR	111,869	2,416,749
	Novolipetsk Steel PJSC, GDR	22,589	488,826
	PhosAgro PJSC, GDR	83,207	1,055,519
	PhosAgro PJSC, GDR	2,148	27,258
	Polyus PJSC, GDR	1,468	89,643
	POLYUS PJSC	17,913	1,094,484
	Rosneft Oil Co. PJSC, GDR	71,061	532,531
	Rosneft Oil Co. PJSC, GDR	700,727	5,243,744
	Rostelecom PJSC, Sponsored ADR	13,063	106,855
	Rostelecom PJSC, Sponsored ADR	78,867	632,815
	RusHydro PJSC, ADR	8,031	7,870
	RusHydro PJSC, ADR	1,135,606	1,151,688
	Sberbank of Russia PJSC, Sponsored ADR	1,223,255	19,512,170
	Severstal PJSC, GDR	191,829	2,697,256

The Emerging Markets Series
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Severstal PJSC, GDR	11,227	$158,301
	Tatneft PJSC, Sponsored ADR	137,960	9,905,647
	Tatneft PJSC, Sponsored ADR	66,131	4,746,553
	VEON, Ltd.	361,489	936,256
	VTB Bank PJSC, GDR	1,358,280	1,933,897
	VTB Bank PJSC, GDR	1,135,916	1,622,088
	X5 Retail Group NV, GDR	114,794	4,216,384
TOTAL RUSSIA			118,772,039
SOUTH AFRICA — (6.0%)
	Absa Group, Ltd.	1,699,931	15,469,708
	Anglo American Platinum, Ltd.	87,998	7,020,677
	AngloGold Ashanti, Ltd., Sponsored ADR	1,175,316	23,929,434
*	Aspen Pharmacare Holdings, Ltd.	637,149	4,904,439
	Assore, Ltd.	47,143	759,470
	Bid Corp., Ltd.	408,519	9,012,705
	Bidvest Group, Ltd. (The)	983,621	13,532,597
	Capitec Bank Holdings, Ltd.	61,231	5,470,093
#	Clicks Group, Ltd.	444,655	7,174,188
	Discovery, Ltd.	763,094	5,922,354
	Exxaro Resources, Ltd.	710,382	5,753,655
	FirstRand, Ltd.	4,821,116	18,476,648
	Foschini Group, Ltd. (The)	603,033	5,523,144
	Gold Fields, Ltd.	61,553	398,474
	Gold Fields, Ltd., Sponsored ADR	3,517,277	22,510,573
# *	Impala Platinum Holdings, Ltd.	1,257,286	11,814,220
	Investec, Ltd.	618,672	3,428,986
	Kumba Iron Ore, Ltd.	132,122	3,055,004
	Liberty Holdings, Ltd.	170,283	1,190,363
	Life Healthcare Group Holdings, Ltd.	2,954,770	4,932,271
	Momentum Metropolitan Holdings	46,831	62,393
#	Mr. Price Group, Ltd.	439,100	4,947,351
#	MTN Group, Ltd.	4,153,006	22,232,646
*	MultiChoice Group, Ltd.	666,878	4,740,401
	Naspers, Ltd., Class N	219,876	35,663,120
	Nedbank Group, Ltd.	878,815	11,407,580
	NEPI Rockcastle P.L.C.	468,529	3,829,856
# *	Northam Platinum, Ltd.	523,463	4,375,300
	Old Mutual, Ltd.	7,299,654	8,388,806
	PSG Group, Ltd.	289,732	4,126,470
#	Sanlam, Ltd.	1,930,229	9,451,509
#	Sasol, Ltd., Sponsored ADR	742,393	11,707,538
#	Shoprite Holdings, Ltd.	824,913	6,402,622
# *	Sibanye Gold, Ltd.	3,791,309	9,764,987
*	Sibanye Gold, Ltd., Sponsored ADR	395,460	4,033,692
#	SPAR Group, Ltd. (The)	287,889	3,663,032
	Standard Bank Group, Ltd.	2,025,494	21,127,444
# *	Steinhoff International Holdings NV	3,896,458	233,444
	Telkom SA SOC, Ltd.	68,271	145,597
	Tiger Brands, Ltd.	449,659	5,880,386
	Vodacom Group, Ltd.	888,759	6,908,524
	Woolworths Holdings, Ltd.	2,502,184	7,333,322
TOTAL SOUTH AFRICA			356,705,023
SOUTH KOREA — (13.9%)
#	Amorepacific Corp.	20,758	3,212,990
	AMOREPACIFIC Group	17,552	1,049,907
	BGF retail Co., Ltd.	9,542	1,313,334

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BNK Financial Group, Inc.	492,680	$2,778,809
# *	Celltrion Pharm, Inc.	12,163	419,190
# *	Celltrion, Inc.	67,643	9,214,550
	Cheil Worldwide, Inc.	108,287	1,914,497
	CJ CheilJedang Corp.	19,918	3,930,835
	CJ Corp.	49,649	3,420,913
	CJ ENM Co., Ltd.	23,451	2,682,290
*	CJ Logistics Corp.	15,593	1,894,571
	Com2uSCorp	11,105	937,382
	Daelim Industrial Co., Ltd.	64,004	4,300,638
*	Daewoo Engineering & Construction Co., Ltd.	410,336	1,482,946
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	1,474,255
	Daewoong Pharmaceutical Co., Ltd.	3,379	330,889
	DB HiTek Co., Ltd.	9,251	207,135
	DB Insurance Co., Ltd.	144,797	5,125,071
	DGB Financial Group, Inc.	164,026	888,042
	Dongsuh Cos., Inc.	31,182	423,386
	Doosan Bobcat, Inc.	85,638	2,202,036
	Doosan Co., Ltd.	15,267	797,604
# *	Doosan Fuel Cell Co., Ltd.	51,053	314,852
*	Doosan Heavy Industries & Construction Co., Ltd.	378,754	1,714,645
# *	Doosan Infracore Co., Ltd.	425,630	1,733,681
# *	Doosan Solus Co., Ltd.	28,142	605,079
	Douzone Bizon Co., Ltd.	28,707	2,151,467
	E-MART, Inc.	38,093	3,511,386
	Eo Technics Co., Ltd.	801	69,593
#	F&F Co., Ltd.	6,470	544,176
#	Fila Holdings Corp.	78,969	2,891,154
*	GemVax & Kael Co., Ltd.	2,747	72,491
#	Grand Korea Leisure Co., Ltd.	41,934	638,686
	Green Cross Corp.	5,939	609,103
	Green Cross Holdings Corp.	12,283	209,545
	GS Engineering & Construction Corp.	181,222	4,205,339
	GS Holdings Corp.	189,684	7,230,066
	GS Home Shopping, Inc.	4,223	460,220
	GS Retail Co., Ltd.	54,791	1,815,125
	Hana Financial Group, Inc.	429,523	11,870,125
# *	Hanall Biopharma Co., Ltd.	21,051	442,052
#	Hanjin Kal Corp.	30,459	1,043,075
	Hankook Tire & Technology Co., Ltd.	167,677	4,001,241
#	Hanmi Pharm Co., Ltd.	6,576	1,530,352
	Hanmi Science Co., Ltd.	10,825	289,385
#	Hanon Systems	248,636	2,178,751
	Hanssem Co., Ltd.	14,339	849,487
*	Hanwha Aerospace Co., Ltd.	61,456	1,661,839
	Hanwha Corp.	71,086	1,277,237
	Hanwha Life Insurance Co., Ltd.	748,663	1,275,142
*	Hanwha Solutions Corp.	178,195	2,472,263
	Hite Jinro Co., Ltd.	39,010	974,906
# *	HLB, Inc.	26,246	1,990,566
	Hotel Shilla Co., Ltd.	55,107	3,980,403
*	Hugel, Inc.	2,135	777,953
*	Hyosung Advanced Materials Corp.	7,969	659,486
	Hyosung Chemical Corp.	5,674	556,973
	Hyosung Corp.	17,261	1,023,644
	Hyosung TNC Co., Ltd.	7,698	1,059,049
	Hyundai Department Store Co., Ltd.	25,694	1,667,775
*	Hyundai Elevator Co., Ltd.	16,325	819,242
	Hyundai Engineering & Construction Co., Ltd.	99,295	3,134,780

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Glovis Co., Ltd.	27,895	$3,421,575
	Hyundai Greenfood Co., Ltd.	26,645	228,897
	Hyundai Heavy Industries Holdings Co., Ltd.	13,834	3,148,286
	Hyundai Home Shopping Network Corp.	3,380	212,164
	Hyundai Marine & Fire Insurance Co., Ltd.	226,396	4,153,220
*	Hyundai Merchant Marine Co., Ltd.	141,234	407,564
	Hyundai Mipo Dockyard Co., Ltd.	40,720	1,397,966
	Hyundai Mobis Co., Ltd.	41,532	7,941,897
	Hyundai Motor Co.	108,658	11,280,020
# *	Hyundai Rotem Co., Ltd.	37,606	440,778
	Hyundai Steel Co.	127,904	3,000,163
#	Hyundai Wia Corp.	28,533	1,012,494
*	Iljin Materials Co., Ltd.	21,152	836,978
*	Industrial Bank of Korea	481,487	4,313,450
	Innocean Worldwide, Inc.	7,081	419,610
# *	Kakao Corp.	18,497	2,438,264
	Kangwon Land, Inc.	79,220	1,823,672
*	KB Financial Group, Inc.	251,779	9,261,779
*	KB Financial Group, Inc., ADR	36,800	1,344,304
	KCC Corp.	9,439	1,581,831
*	KCC Glass Corp.	6,536	186,987
	KEPCO Plant Service & Engineering Co., Ltd.	30,975	970,454
	Kia Motors Corp.	171,842	5,844,828
	KIWOOM Securities Co., Ltd.	26,617	1,557,629
# *	KMW Co., Ltd.	39,619	1,605,556
	Koh Young Technology, Inc.	2,808	214,175
	Kolon Industries, Inc.	40,014	1,401,986
	Korea Aerospace Industries, Ltd.	37,044	926,217
# *	Korea Electric Power Corp., Sponsored ADR	121,642	1,285,756
*	Korea Electric Power Corp.	108,108	2,287,016
	Korea Gas Corp.	41,078	1,113,097
	Korea Investment Holdings Co., Ltd.	87,714	4,824,331
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	42,167	3,973,364
	Korea Zinc Co., Ltd.	7,670	2,433,178
	Korean Air Lines Co., Ltd.	185,901	3,644,627
	Korean Reinsurance Co.	47,885	345,138
*	KT Corp., Sponsored ADR	82,100	855,482
*	KT&G Corp.	82,025	6,518,006
	Kumho Petrochemical Co., Ltd.	48,226	2,611,062
*	Kumho Tire Co., Inc.	105,802	337,785
	LG Chem, Ltd.	32,472	9,054,476
	LG Corp.	126,273	7,420,580
# *	LG Display Co., Ltd., ADR	739,036	4,626,365
# *	LG Display Co., Ltd.	525,059	6,650,886
	LG Electronics, Inc.	279,590	15,245,731
	LG Household & Health Care, Ltd.	12,367	12,934,907
	LG Innotek Co., Ltd.	36,892	4,597,518
	LG Uplus Corp.	394,324	4,364,566
	Lotte Chemical Corp.	22,335	3,503,328
	Lotte Chilsung Beverage Co., Ltd.	3,309	341,770
	Lotte Confectionery Co., Ltd.	237	27,166
#	Lotte Corp.	35,011	1,027,328
	LOTTE Fine Chemical Co., Ltd.	35,146	1,137,348
	Lotte Shopping Co., Ltd.	19,831	1,904,015
	LS Corp.	31,852	1,051,140
	LS Industrial Systems Co., Ltd.	33,789	1,476,784
	Macquarie Korea Infrastructure Fund	454,007	4,417,844
	Mando Corp.	102,609	2,852,477
	Medy-Tox, Inc.	7,574	2,033,032

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Financial Group, Inc.	122,819	$1,096,503
	Meritz Fire & Marine Insurance Co., Ltd.	174,445	2,289,376
	Meritz Securities Co., Ltd.	739,960	2,247,518
*	Mezzion Pharma Co., Ltd.	1,459	199,285
#	Mirae Asset Daewoo Co., Ltd.	519,617	2,953,026
	NAVER Corp.	94,126	14,036,879
	NCSoft Corp.	11,646	6,169,438
# *	Netmarble Corp.	11,029	817,854
	Nexen Tire Corp.	38,894	263,412
	NH Investment & Securities Co., Ltd.	299,588	2,729,119
*	NHN Corp.	16,827	1,057,271
	NongShim Co., Ltd.	5,293	1,018,134
	OCI Co., Ltd.	31,214	1,441,016
	Orion Corp.	8,589	733,642
	Orion Holdings Corp.	63,328	818,060
	Ottogi Corp.	1,212	511,975
*	Pan Ocean Co., Ltd.	431,074	1,421,353
#	Paradise Co., Ltd.	35,422	497,008
*	Pearl Abyss Corp.	10,242	1,547,182
	POSCO, Sponsored ADR	81,307	3,610,844
	POSCO	70,065	12,693,568
	POSCO Chemical Co., Ltd.	25,913	1,225,258
	Posco International Corp.	101,703	1,424,408
	S-1 Corp.	26,114	1,993,759
*	Samsung Biologics Co., Ltd.	5,952	2,392,224
	Samsung C&T Corp.	48,662	4,379,138
	Samsung Card Co., Ltd.	53,759	1,705,068
#	Samsung Electro-Mechanics Co., Ltd.	66,506	6,818,685
	Samsung Electronics Co., Ltd., GDR	51,485	59,978,257
	Samsung Electronics Co., Ltd.	4,912,950	227,631,659
*	Samsung Engineering Co., Ltd.	249,828	3,554,272
	Samsung Fire & Marine Insurance Co., Ltd.	57,616	10,144,192
*	Samsung Heavy Industries Co., Ltd.	465,899	2,565,256
	Samsung Life Insurance Co., Ltd.	97,743	5,655,971
	Samsung SDI Co., Ltd.	22,128	5,037,176
	Samsung SDS Co., Ltd.	23,810	3,837,698
	Samsung Securities Co., Ltd.	106,651	3,115,706
	Seoul Semiconductor Co., Ltd.	43,467	515,169
	SFA Engineering Corp.	28,906	976,781
*	Shinhan Financial Group Co., Ltd.	351,738	11,478,397
# *	Shinhan Financial Group Co., Ltd., ADR	56,372	1,825,889
	Shinsegae International, Inc.	2,305	390,424
	Shinsegae, Inc.	17,633	3,910,576
	SK Holdings Co., Ltd.	38,964	7,617,127
	SK Hynix, Inc.	759,169	57,762,388
	SK Innovation Co., Ltd.	68,386	7,360,160
	SK Materials Co., Ltd.	9,016	1,174,349
	SK Networks Co., Ltd.	438,461	1,811,111
	SK Telecom Co., Ltd.	16,438	3,148,945
	SKC Co., Ltd.	45,410	1,958,911
	S-Oil Corp.	28,688	1,806,132
	Soulbrain Co., Ltd.	10,866	883,016
	Ssangyong Cement Industrial Co., Ltd.	189,600	781,277
	Taekwang Industrial Co., Ltd.	428	333,255
	WONIK IPS Co., Ltd.	28,695	811,399
	Woongjin Coway Co., Ltd.	71,151	5,220,509
*	Woori Financial Group, Inc., Sponsored ADR	1,149	29,185
	Woori Financial Group, Inc.	688,663	5,813,738
	Young Poong Corp.	328	171,842

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Youngone Corp.	47,262	$1,218,776
	Yuhan Corp.	10,347	1,877,057
*	Yungjin Pharmaceutical Co., Ltd.	41,594	192,070
TOTAL SOUTH KOREA			829,262,124
TAIWAN — (15.3%)
	Accton Technology Corp.	685,000	3,640,894
	Acer, Inc.	4,911,811	2,716,386
	Advantech Co., Ltd.	288,663	2,753,320
	Airtac International Group	187,518	2,834,110
	ASE Technology Holding Co., Ltd., ADR	133,966	635,000
	ASE Technology Holding Co., Ltd.	7,079,782	17,083,591
	Asia Cement Corp.	3,763,758	5,598,316
	Asustek Computer, Inc.	1,015,180	7,476,629
#	AU Optronics Corp.	15,676,873	5,200,609
	Catcher Technology Co., Ltd.	1,228,429	9,728,042
	Cathay Financial Holding Co., Ltd.	6,613,340	8,851,753
	Chailease Holding Co., Ltd.	2,525,473	10,472,671
#	Chang Hwa Commercial Bank, Ltd.	9,296,413	6,584,855
	Cheng Shin Rubber Industry Co., Ltd.	3,477,965	4,503,707
	Chicony Electronics Co., Ltd.	1,172,497	3,301,409
	China Airlines, Ltd.	9,779,536	2,585,772
	China Development Financial Holding Corp.	17,920,121	5,482,435
*	China Life Insurance Co., Ltd.	4,540,933	3,687,183
#	China Petrochemical Development Corp.	3,324,300	886,120
	China Steel Corp.	17,363,932	13,230,949
	Chipbond Technology Corp.	1,246,000	2,456,595
	Chroma ATE, Inc.	663,000	3,233,378
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	215,516	7,706,852
	Chunghwa Telecom Co., Ltd.	1,462,000	5,223,175
	Compal Electronics, Inc.	9,678,541	5,828,047
	CTBC Financial Holding Co., Ltd.	20,028,175	14,526,181
	Delta Electronics, Inc.	2,320,486	10,841,968
	E Ink Holdings, Inc.	751,000	730,700
	E.Sun Financial Holding Co., Ltd.	16,099,057	14,872,498
	Eclat Textile Co., Ltd.	258,402	3,295,657
	Eternal Materials Co., Ltd.	808,591	719,167
	Eva Airways Corp.	8,294,758	3,335,011
*	Evergreen Marine Corp. Taiwan, Ltd.	5,415,222	2,082,677
	Far Eastern International Bank	412,653	161,860
	Far Eastern New Century Corp.	7,241,085	6,712,827
	Far EasTone Telecommunications Co., Ltd.	2,601,000	5,891,540
	Feng TAY Enterprise Co., Ltd.	454,466	2,720,147
	First Financial Holding Co., Ltd.	14,373,297	11,185,749
	Formosa Chemicals & Fibre Corp.	2,869,518	8,009,811
#	Formosa Petrochemical Corp.	945,000	2,794,431
	Formosa Plastics Corp.	2,716,153	8,340,512
	Formosa Sumco Technology Corp.	143,000	519,348
	Formosa Taffeta Co., Ltd.	1,549,000	1,723,321
	Foxconn Technology Co., Ltd.	1,588,627	3,152,925
	Fubon Financial Holding Co., Ltd.	6,629,233	9,830,941
	General Interface Solution Holding, Ltd.	608,000	1,997,180
	Genius Electronic Optical Co., Ltd.	36,695	634,685
	Giant Manufacturing Co., Ltd.	489,506	2,882,494
#	Globalwafers Co., Ltd.	293,000	3,779,447
	Highwealth Construction Corp.	1,580,190	2,360,111
	Hiwin Technologies Corp.	431,205	4,290,607
	Hon Hai Precision Industry Co., Ltd.	8,462,322	23,009,103
#	Hotai Motor Co., Ltd.	365,000	7,445,072

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co., Ltd.	11,694,308	$8,334,381
#	Innolux Corp.	14,601,241	4,197,670
	Inventec Corp.	5,188,550	3,906,060
#	ITEQ Corp.	132,000	567,537
	King's Town Bank Co., Ltd.	1,128,000	1,276,633
	Largan Precision Co., Ltd.	70,860	11,006,508
	Lien Hwa Industrial Holdings Corp.	87,780	109,389
	Lite-On Technology Corp.	4,435,410	6,871,352
	Macronix International	4,505,074	5,536,965
	Makalot Industrial Co., Ltd.	229,950	1,146,915
	MediaTek, Inc.	906,995	11,475,644
	Mega Financial Holding Co., Ltd.	6,981,369	7,253,624
	Merida Industry Co., Ltd.	184,287	1,003,282
	Micro-Star International Co., Ltd.	1,667,000	5,064,468
	Nan Ya Plastics Corp.	3,421,599	7,842,136
	Nanya Technology Corp.	2,231,010	5,630,581
	Nien Made Enterprise Co., Ltd.	272,000	2,202,928
#	Novatek Microelectronics Corp.	954,000	6,726,812
	Parade Technologies, Ltd.	82,000	1,706,151
	Pegatron Corp.	4,039,345	8,374,996
	Phison Electronics Corp.	295,000	3,076,324
	Pou Chen Corp.	4,699,487	5,427,903
	Powertech Technology, Inc.	2,453,819	8,693,863
	Poya International Co., Ltd.	55,275	792,131
	President Chain Store Corp.	770,831	7,583,588
	Qisda Corp.	3,185,000	2,112,875
	Quanta Computer, Inc.	3,869,000	7,855,403
	Radiant Opto-Electronics Corp.	865,000	2,968,161
#	Realtek Semiconductor Corp.	662,950	5,326,480
	Ruentex Development Co., Ltd.	875,230	1,222,647
	Ruentex Industries, Ltd.	390,109	872,117
#	Shin Kong Financial Holding Co., Ltd.	14,002,242	4,528,591
	Silergy Corp.	85,000	3,060,533
	Simplo Technology Co., Ltd.	338,000	3,545,538
	Sino-American Silicon Products, Inc.	1,508,000	4,817,721
	SinoPac Financial Holdings Co., Ltd.	14,729,623	6,247,096
	Standard Foods Corp.	713,418	1,626,525
	Synnex Technology International Corp.	2,164,343	2,670,964
#	TA Chen Stainless Pipe	1,806,000	1,796,669
	Taichung Commercial Bank Co., Ltd.	2,136,688	856,952
	Taishin Financial Holding Co., Ltd.	16,966,307	7,907,357
	Taiwan Business Bank	10,341,462	4,200,237
	Taiwan Cement Corp.	9,177,565	12,699,606
	Taiwan Cooperative Financial Holding Co., Ltd.	12,723,570	8,722,279
	Taiwan FamilyMart Co., Ltd.	83,000	598,164
	Taiwan Fertilizer Co., Ltd.	1,092,000	1,720,898
	Taiwan Glass Industry Corp.	1,912,374	654,169
	Taiwan High Speed Rail Corp.	1,960,000	2,329,717
	Taiwan Mobile Co., Ltd.	2,215,300	7,838,388
	Taiwan Secom Co., Ltd.	432,670	1,271,638
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,365,895	73,676,376
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,217,808	229,158,983
# *	Tatung Co., Ltd.	2,160,000	1,388,691
	TCI Co., Ltd.	94,749	697,487
	Teco Electric and Machinery Co., Ltd.	3,267,000	2,903,685
	Tripod Technology Corp.	893,870	3,279,865
	Unimicron Technology Corp.	2,809,000	3,494,297
	Uni-President Enterprises Corp.	5,022,033	11,964,838
#	United Microelectronics Corp.	24,984,000	12,196,056

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Vanguard International Semiconductor Corp.	1,669,000	$4,111,956
	Voltronic Power Technology Corp.	86,117	2,068,117
	Walsin Lihwa Corp.	5,359,000	2,606,634
#	Walsin Technology Corp.	882,000	6,021,491
	Wan Hai Lines, Ltd.	1,467,800	818,657
	Win Semiconductors Corp.	229,034	2,076,264
	Winbond Electronics Corp.	7,437,407	4,098,991
	Wintek Corp.	604,760	6,869
	Wistron Corp.	6,755,699	6,020,692
	WPG Holdings, Ltd.	3,260,039	4,086,969
#	Yageo Corp.	364,682	4,574,463
	Yuanta Financial Holding Co., Ltd.	14,821,806	9,598,298
	Zhen Ding Technology Holding, Ltd.	975,700	3,773,653
TOTAL TAIWAN			911,429,666
THAILAND — (3.1%)
	Advanced Info Service PCL	1,483,600	9,709,798
	AEON Thana Sinsap Thailand PCL	4,400	23,080
	Airports of Thailand PCL	4,438,200	10,038,277
	B Grimm Power PCL	837,300	1,665,467
	Bangkok Bank PCL	207,800	963,333
	Bangkok Bank PCL	94,200	435,188
	Bangkok Dusit Medical Services PCL, Class F	7,642,200	6,104,934
	Bangkok Expressway & Metro PCL	11,715,599	4,134,475
	Banpu PCL	9,563,650	3,098,905
	Banpu Power PCL	671,800	318,981
	Berli Jucker PCL	1,609,700	2,117,347
	BTS Group Holdings PCL	4,207,600	1,687,360
	Bumrungrad Hospital PCL	811,000	3,473,484
	Carabao Group PCL, Class F	425,000	1,210,098
	Central Pattana PCL	1,713,700	3,339,983
	Central Plaza Hotel PCL	352,200	245,195
	Charoen Pokphand Foods PCL	8,621,500	8,297,883
	CP ALL PCL	5,689,600	12,914,315
	Delta Electronics Thailand PCL	141,300	250,460
	Electricity Generating PCL	175,900	1,715,547
	Energy Absolute PCL	2,036,000	2,825,056
	Global Power Synergy PCL, Class F	398,000	1,072,570
	Home Product Center PCL	6,546,913	3,066,568
	Indorama Ventures PCL	3,796,400	3,440,754
	Intouch Holdings PCL	736,586	1,317,442
	Intouch Holdings PCL, Class F	492,400	880,696
	IRPC PCL	21,238,600	1,962,373
	Jasmine International PCL	5,215,000	844,907
	Kasikornbank PCL	990,400	4,480,154
	Kasikornbank PCL	376,300	1,696,187
	Kiatnakin Bank PCL	680,700	1,490,464
	Krung Thai Bank PCL	4,759,787	2,458,536
	Krungthai Card PCL	1,904,000	2,092,140
	Land & Houses PCL	7,526,900	2,245,755
	Land & Houses PCL	1,091,740	325,736
	Minor International PCL	2,793,270	2,755,632
	MK Restaurants Group PCL	807,000	1,792,902
	Muangthai Capital PCL	1,510,200	3,149,278
	Pruksa Holding PCL	289,300	130,867
	PTT Exploration & Production PCL	1,864,655	7,477,763
	PTT Global Chemical PCL	3,066,972	4,821,355
	PTT PCL	15,624,900	21,680,363
	Ratch Group PCL	878,900	1,917,395

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Robinson PCL	185,400	$319,706
	Siam Cement PCL (The)	370,900	4,259,936
	Siam Cement PCL (The)	223,000	2,561,245
	Siam City Cement PCL	113,167	678,929
	Siam Commercial Bank PCL (The)	769,066	2,417,981
	Siam Global House PCL	4,469,044	2,035,946
	Srisawad Corp. PCL	1,813,372	4,363,263
	Supalai PCL	18,800	9,771
	Thai Oil PCL	1,922,500	3,207,251
	Thai Union Group PCL, Class F	6,317,940	3,101,202
	Thanachart Capital PCL	774,000	1,291,242
	Tisco Financial Group PCL	632,700	2,090,731
	TMB Bank PCL	36,078,867	1,632,056
	TOA Paint Thailand PCL	910,300	1,051,357
	Total Access Communication PCL	1,066,300	1,522,308
	Total Access Communication PCL	1,354,300	1,933,473
	True Corp. PCL	30,964,031	3,735,154
	TTW PCL	1,692,900	754,934
	VGI PCL	2,655,200	749,623
	WHA Corp. PCL	7,602,400	775,606
TOTAL THAILAND			184,160,717
TURKEY — (0.8%)
# *	Akbank T.A.S.	1,694,509	2,338,454
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	1,036,139
*	Arcelik A.S.	371,451	1,294,815
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	141,812	554,918
#	BIM Birlesik Magazalar A.S.	535,822	4,361,214
	Coca-Cola Icecek A.S.	204,766	1,584,909
	Enka Insaat ve Sanayi A.S.	855,647	1,007,195
	Eregli Demir ve Celik Fabrikalari TAS	2,239,767	3,478,772
	Ford Otomotiv Sanayi A.S.	89,668	1,122,767
	KOC Holding A.S.	351,278	1,143,282
*	Koza Altin Isletmeleri A.S.	67,645	905,339
# *	Petkim Petrokimya Holding A.S.	1,890,900	1,273,193
#	Soda Sanayii A.S.	477,309	530,987
	TAV Havalimanlari Holding A.S.	481,435	2,190,046
#	Tekfen Holding A.S.	423,774	1,361,384
	Tofas Turk Otomobil Fabrikasi A.S.	223,300	984,765
#	Tupras Turkiye Petrol Rafinerileri A.S.	133,268	2,503,718
# *	Turk Hava Yollari AO	1,606,643	3,665,384
# *	Turk Telekomunikasyon A.S.	562,814	729,592
	Turkcell Iletisim Hizmetleri A.S.	1,526,768	3,591,896
#	Turkcell Iletisim Hizmetleri A.S., ADR	30,357	176,981
*	Turkiye Garanti Bankasi A.S.	1,991,110	3,951,294
*	Turkiye Halk Bankasi A.S.	769,867	889,643
*	Turkiye Is Bankasi A.S., Class C	983,865	1,188,373
#	Turkiye Sise ve Cam Fabrikalari A.S.	1,624,463	1,507,810
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,667,113	1,838,133
*	Yapi ve Kredi Bankasi A.S.	2,897,125	1,436,162
TOTAL TURKEY			46,647,165
TOTAL COMMON STOCKS			5,701,739,184
PREFERRED STOCKS — (1.8%)
BRAZIL — (1.7%)
*	AZUL SA	118,500	1,639,731
	Banco Bradesco SA	2,296,111	17,633,935

The Emerging Markets Series
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Centrais Eletricas Brasileiras SA, Class B	150,746	$1,438,609
Cia Brasileira de Distribuicao	429,889	8,540,362
Cia Energetica de Minas Gerais	1,091,330	3,809,691
Gerdau SA	1,560,921	7,307,819
Itau Unibanco Holding SA	4,017,608	30,789,216
Lojas Americanas SA	612,159	3,938,023
Petroleo Brasileiro SA	3,525,848	23,422,775
Telefonica Brasil SA	290,862	4,033,600
TOTAL BRAZIL		102,553,761
CHILE — (0.0%)
Embotelladora Andina SA, Class B	421,910	1,101,294
COLOMBIA — (0.1%)
Banco Davivienda SA	128,057	1,721,655
Bancolombia SA	10,035	131,159
Grupo Argos SA	45,967	174,729
Grupo Aval Acciones y Valores SA	3,126,389	1,325,516
Grupo de Inversiones Suramericana SA	135,078	1,101,952
TOTAL COLOMBIA		4,455,011
SOUTH KOREA — (0.0%)
* AMOREPACIFIC Group	1,205	48,985
* CJ Corp.	6,654	343,150
TOTAL SOUTH KOREA		392,135
TOTAL PREFERRED STOCKS		108,502,201
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	25,976	0
MALAYSIA — (0.0%)
* Serba Dinamik Holdings Bhd Rights 12/31/2099	826,320	67,550
THAILAND — (0.0%)
* BTS Group Holdings PCL Warrants 02/16/21	413,030	0
TOTAL RIGHTS/WARRANTS		67,550
TOTAL INVESTMENT SECURITIES (Cost $3,974,481,792)		5,810,308,935

			Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@ §	The DFA Short Term Investment Fund	12,189,215	141,053,591
TOTAL INVESTMENTS — (100.0%)
(Cost $4,115,507,229)^^			$5,951,362,526

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.

The Emerging Markets Series
CONTINUED
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	03/20/20	$35,535,739	$34,128,250	$(1,407,489)
S&P 500® Emini Index	45	03/20/20	7,471,748	7,254,000	(217,748)
Total Futures Contracts			$43,007,487	$41,382,250	$(1,625,237)
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$371,928,943	$44,666	—	$371,973,609
Chile	32,238,339	22,307,027	—	54,545,366
China	327,428,028	974,200,431	—	1,301,628,459
Colombia	24,124,927	—	—	24,124,927
Czech Republic	—	6,757,971	—	6,757,971
Egypt	68,975	8,505,740	—	8,574,715
Greece	—	20,681,198	—	20,681,198
Hungary	—	26,970,340	—	26,970,340
India	34,979,165	719,885,845	—	754,865,010
Indonesia	4,385,257	152,630,875	—	157,016,132
Malaysia	—	146,813,383	—	146,813,383
Mexico	222,158,575	—	—	222,158,575
Peru	12,813,980	—	—	12,813,980
Philippines	2,338,510	70,736,700	—	73,075,210
Poland	—	72,763,575	—	72,763,575
Russia	20,257,128	98,514,911	—	118,772,039
South Africa	62,181,237	294,523,786	—	356,705,023
South Korea	13,764,812	815,497,312	—	829,262,124
Taiwan	82,018,228	829,411,438	—	911,429,666
Thailand	184,160,717	—	—	184,160,717
Turkey	176,981	46,470,184	—	46,647,165
Preferred Stocks
Brazil	102,553,761	—	—	102,553,761
Chile	—	1,101,294	—	1,101,294
Colombia	4,455,011	—	—	4,455,011
South Korea	—	392,135	—	392,135
Rights/Warrants
Malaysia	—	67,550	—	67,550
Securities Lending Collateral	—	141,053,591	—	141,053,591
Futures Contracts**	(1,625,237)	—	—	(1,625,237)
TOTAL	$1,500,407,337	$4,449,329,952	—	$5,949,737,289
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Tax-Managed U.S. Marketwide Value Series
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (13.3%)
	Activision Blizzard, Inc.	496,359	$29,027,074
# *	AMC Networks, Inc., Class A	6,800	248,812
	AT&T, Inc.	7,170,552	269,756,166
	ATN International, Inc.	684	39,583
	Beasley Broadcast Group, Inc., Class A	9,471	35,753
# *	Cars.com, Inc.	39,542	461,455
	CenturyLink, Inc.	320,033	4,371,651
*	Charter Communications, Inc., Class A	339,394	175,622,819
#	Cinemark Holdings, Inc.	44,247	1,394,223
	Comcast Corp., Class A	6,410,970	276,889,794
#	Consolidated Communications Holdings, Inc.	10,700	51,681
# *	Discovery, Inc., Class B	3,609	129,960
*	Discovery, Inc., Class C	3,762	104,471
*	DISH Network Corp., Class A	7,426	272,980
	Entravision Communications Corp., Class A	56,828	126,158
	EW Scripps Co. (The), Class A	81,265	986,557
#	Fox Corp., Class A	211,170	7,830,184
*	Fox Corp., Class B	104,154	3,783,915
#	Gannett Co., Inc.	83,109	507,796
*	GCI Liberty, Inc., Class A	123,145	9,011,751
*	GCI Liberty, Inc., Class B	1,686	124,402
*	Gray Television, Inc.	54,374	1,102,705
*	Hemisphere Media Group, Inc.	18,877	253,707
*	IAC/InterActiveCorp	81,587	19,873,777
*	IMAX Corp.	18,300	302,682
	Interpublic Group of Cos., Inc. (The)	30,820	699,614
# *	Iridium Communications, Inc.	51,500	1,315,825
	John Wiley & Sons, Inc., Class A	28,891	1,260,225
*	Liberty Broadband Corp.	1,905	253,175
*	Liberty Broadband Corp., Class A	24,095	3,170,661
*	Liberty Broadband Corp., Class C	67,601	8,986,201
*	Liberty Latin America, Ltd., Class A	4,700	78,396
# *	Liberty Latin America, Ltd., Class C	2,660	44,821
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	222,680
*	Liberty Media Corp.-Liberty Braves, Class B	762	26,289
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	492,664
# *	Liberty Media Corp.-Liberty Formula One, Class A	17,043	759,266
*	Liberty Media Corp.-Liberty Formula One, Class C	82,356	3,853,437
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	4,681,322
# *	Liberty Media Corp.-Liberty SiriusXM, Class B	6,114	301,329
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,010	10,196,650
*	Liberty TripAdvisor Holdings, Inc., Class A	76,802	452,364
*	Liberty TripAdvisor Holdings, Inc., Class B	403	2,958
# *	Lions Gate Entertainment Corp., Class B	1	9
*	Madison Square Garden Co. (The), Class A	12,352	3,658,539
	Marcus Corp. (The)	20,599	600,461
# *	Meet Group, Inc. (The)	83,800	446,654
#	Meredith Corp.	44,176	1,327,489
# *	MSG Networks, Inc., Class A	29,558	449,577
	News Corp., Class A	402,247	5,478,604
	News Corp., Class B	99,903	1,395,645
#	Nexstar Media Group, Inc., Class A	51,781	6,273,268
*	ORBCOMM, Inc.	82,899	297,607
*	Reading International, Inc., Class A	8,800	89,760

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Saga Communications, Inc., Class A	8,693	$263,572
	Salem Media Group, Inc.	10,922	15,072
	Scholastic Corp.	31,200	1,028,040
#	Sinclair Broadcast Group, Inc., Class A	78,261	2,341,569
	Spok Holdings, Inc.	12,522	132,984
# *	Sprint Corp.	422,600	1,846,762
	TEGNA, Inc.	184,139	3,111,949
	Telephone & Data Systems, Inc.	90,571	2,054,150
*	T-Mobile US, Inc.	172,043	13,624,085
	Tribune Publishing Co.	900	11,304
	TripAdvisor, Inc.	17,950	490,394
*	United States Cellular Corp.	12,191	390,356
#	ViacomCBS, Inc., Class A	14,300	543,114
# *	Vonage Holdings Corp.	85,934	762,235
	Walt Disney Co. (The)	637,215	88,133,207
# *	Zillow Group, Inc., Class A	26,410	1,220,142
# *	Zillow Group, Inc., Class C	65,484	3,026,016
*	Zynga, Inc., Class A	640,800	3,857,616
TOTAL COMMUNICATION SERVICES			981,978,113
CONSUMER DISCRETIONARY — (6.4%)
*	1-800-Flowers.com, Inc., Class A	44,330	673,373
	Aaron's, Inc.	75,999	4,511,301
	Acushnet Holdings Corp.	2,067	64,015
*	Adtalem Global Education, Inc.	59,964	2,069,358
*	American Axle & Manufacturing Holdings, Inc.	91,765	847,909
#	American Eagle Outfitters, Inc.	173,750	2,502,000
*	American Outdoor Brands Corp.	64,307	605,772
	Aramark	220,783	9,745,362
*	Asbury Automotive Group, Inc.	6,182	596,254
# *	Ascena Retail Group, Inc.	5,246	23,082
	Autoliv, Inc.	53,413	4,093,038
*	AutoNation, Inc.	58,352	2,476,459
# *	Barnes & Noble Education, Inc.	20,210	69,522
	Bassett Furniture Industries, Inc.	2,900	35,467
*	Beazer Homes USA, Inc.	4,326	59,482
	Best Buy Co., Inc.	15,363	1,301,092
#	Big 5 Sporting Goods Corp.	10,801	40,288
*	Biglari Holdings, Inc., Class B	8	868
	BJ's Restaurants, Inc.	20,458	813,819
# *	Boot Barn Holdings, Inc.	32,500	1,364,025
	BorgWarner, Inc.	203,984	6,994,611
	Brunswick Corp.	63,040	3,962,064
# *	Build-A-Bear Workshop, Inc.	25,874	108,153
# *	Caesars Entertainment Corp.	362,380	4,953,735
	Caleres, Inc.	74,697	1,310,932
	Callaway Golf Co.	108,543	2,324,991
	Canterbury Park Holding Corp.	2,755	34,548
*	Capri Holdings, Ltd.	129,788	3,888,448
#	Carnival Corp.	489,649	21,314,421
	Carriage Services, Inc.	20,916	495,082
# *	Carrols Restaurant Group, Inc.	35,900	162,986
*	Cavco Industries, Inc.	7,600	1,702,552
*	Century Communities, Inc.	14,709	436,416
	Chico's FAS, Inc.	32,500	126,425
# *	Chuy's Holdings, Inc.	16,443	403,676
	Citi Trends, Inc.	5,815	135,431
#	Columbia Sportswear Co.	1,785	167,647
# *	Conn's, Inc.	25,450	222,942

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Cooper Tire & Rubber Co.	55,558	$1,471,731
*	Cooper-Standard Holdings, Inc.	18,702	495,977
	Core-Mark Holding Co., Inc.	96,236	2,255,772
	Culp, Inc.	10,036	126,755
	Dana, Inc.	112,665	1,736,168
*	Deckers Outdoor Corp.	18,126	3,460,435
*	Delta Apparel, Inc.	7,532	188,903
#	Designer Brands, Inc., Class A	75,552	1,075,860
#	Dick's Sporting Goods, Inc.	83,076	3,674,451
#	Dillard's, Inc., Class A	120,300	7,304,616
# *	Dorman Products, Inc.	9,311	649,908
	DR Horton, Inc.	208,125	12,321,000
	Educational Development Corp.	3,358	19,141
# *	El Pollo Loco Holdings, Inc.	4,415	60,839
	Escalade, Inc.	277	2,438
	Ethan Allen Interiors, Inc.	23,817	384,645
	Expedia Group, Inc.	30,369	3,293,518
	Extended Stay America, Inc.	90,395	1,167,903
# *	Fiesta Restaurant Group, Inc.	19,000	188,670
	Flanigan's Enterprises, Inc.	865	18,338
	Flexsteel Industries, Inc.	2,068	33,915
	Foot Locker, Inc.	102,986	3,910,378
	Ford Motor Co.	2,868,969	25,304,307
# *	Fossil Group, Inc.	600	4,038
#	GameStop Corp., Class A	104,752	402,248
	Gap, Inc. (The)	149,047	2,594,908
	General Motors Co.	1,095,598	36,582,017
# *	Genesco, Inc.	6,456	253,850
	Gentex Corp.	221,133	6,583,129
# *	Gentherm, Inc.	37,081	1,709,805
# *	G-III Apparel Group, Ltd.	31,225	849,632
	Goodyear Tire & Rubber Co. (The)	267,257	3,509,084
	Graham Holdings Co., Class B	5,780	3,174,492
# *	Grand Canyon Education, Inc.	6,130	479,856
*	Green Brick Partners, Inc.	2,594	30,064
	Group 1 Automotive, Inc.	57,936	5,838,211
	Guess?, Inc.	70,100	1,492,429
*	Habit Restaurants, Inc. (The), Class A	23,800	331,058
#	Hamilton Beach Brands Holding Co., Class A	10,413	164,525
#	Harley-Davidson, Inc.	3,372	112,625
#	Haverty Furniture Cos., Inc.	33,479	673,932
# *	Helen of Troy, Ltd.	61,653	11,655,500
# *	Hibbett Sports, Inc.	20,800	515,424
#	Hooker Furniture Corp.	14,814	365,017
*	Houghton Mifflin Harcourt Co.	32,600	179,952
#	Hyatt Hotels Corp., Class A	17,530	1,481,986
#	International Game Technology P.L.C.	7,100	95,779
*	J Alexander's Holdings, Inc.	2,666	25,540
	Johnson Outdoors, Inc., Class A	15,588	1,225,217
*	K12, Inc.	3,100	50,034
	KB Home	30,800	1,156,540
	Kohl's Corp.	144,069	6,158,950
*	Lakeland Industries, Inc.	9,887	137,825
*	Laureate Education, Inc., Class A	17,544	365,617
	La-Z-Boy, Inc.	56,332	1,726,012
	LCI Industries	10,111	1,091,685
#	Lear Corp.	51,273	6,315,808
	Lennar Corp., Class A	224,100	14,871,276
	Lennar Corp., Class B	12,506	656,690

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# *	Libbey, Inc.	16,600	$22,078
	Lifetime Brands, Inc.	16,431	111,238
#	Lithia Motors, Inc., Class A	34,933	4,738,312
*	LKQ Corp.	208,413	6,811,979
*	M/I Homes, Inc.	37,930	1,683,713
#	Macy's, Inc.	337,455	5,382,407
*	MarineMax, Inc.	29,164	581,239
	Marriott Vacations Worldwide Corp.	27,409	3,295,658
»	Media General, Inc.	25,196	2,381
*	Meritage Homes Corp.	28,156	1,997,950
	MGM Resorts International	227,871	7,077,673
*	Modine Manufacturing Co.	14,650	102,989
*	Mohawk Industries, Inc.	98,740	13,002,083
# *	Monarch Casino & Resort, Inc.	1,103	59,209
#	Monro, Inc.	3,100	194,370
# *	Motorcar Parts of America, Inc.	17,638	350,291
#	Movado Group, Inc.	21,998	378,806
*	Murphy USA, Inc.	34,678	3,543,051
	Newell Brands, Inc.	169,803	3,316,253
*	Norwegian Cruise Line Holdings, Ltd.	36,700	1,976,295
	Office Depot, Inc.	549,015	1,218,813
	Oxford Industries, Inc.	11,400	791,160
#	Penske Automotive Group, Inc.	43,845	2,059,400
*	Perdoceo Education Corp.	78,974	1,404,158
*	Potbelly Corp.	25,202	108,621
	PulteGroup, Inc.	275,833	12,315,943
	PVH Corp.	57,171	4,983,596
# *	Qurate Retail Group, Inc., Class B	10,333	88,347
*	Qurate Retail, Inc.	620,725	5,294,784
	Ralph Lauren Corp.	36,864	4,184,064
#	RCI Hospitality Holdings, Inc.	12,026	213,221
# *	Red Robin Gourmet Burgers, Inc.	31,175	1,024,722
# *	Regis Corp.	38,593	598,963
	Rocky Brands, Inc.	8,729	236,905
	Royal Caribbean Cruises, Ltd.	322,500	37,758,300
*	RTW RetailWinds, Inc.	8,600	3,393
*	ServiceMaster Global Holdings, Inc.	27,857	1,004,245
*	Shiloh Industries, Inc.	15,461	52,413
#	Shoe Carnival, Inc.	32,650	1,170,829
*	Skechers U.S.A., Inc., Class A	146,140	5,464,175
	Sonic Automotive, Inc., Class A	22,800	721,164
# *	Sportsman's Warehouse Holdings, Inc.	21,200	137,376
*	Stamps.com, Inc.	15,800	1,176,942
	Standard Motor Products, Inc.	37,342	1,814,074
	Steven Madden, Ltd.	35,225	1,358,276
*	Stoneridge, Inc.	25,661	714,915
	Strategic Education, Inc.	123	19,962
	Strattec Security Corp.	5,224	114,902
	Superior Group of Cos, Inc.	17,956	207,033
	Superior Industries International, Inc.	23,275	74,480
*	Tandy Leather Factory, Inc.	9,974	55,655
	Tapestry, Inc.	236,819	6,102,826
	Target Corp.	277,933	30,778,300
*	Taylor Morrison Home Corp.	16,370	423,656
#	Tenneco, Inc., Class A	5,044	47,767
#	Thor Industries, Inc.	38,190	3,075,059
	Tilly's, Inc., Class A	18,598	158,083
	Toll Brothers, Inc.	179,799	7,975,884
*	TopBuild Corp.	35,100	4,019,301

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Unifi, Inc.	41,401	$890,949
*	Universal Electronics, Inc.	15,506	768,012
# *	Urban Outfitters, Inc.	60,570	1,550,592
#	Whirlpool Corp.	50,924	7,443,561
# *	William Lyon Homes, Class A	23,600	547,284
	Winnebago Industries, Inc.	27,135	1,485,913
	Wolverine World Wide, Inc.	28,683	905,522
#	Wyndham Hotels & Resorts, Inc.	47,600	2,721,292
# *	ZAGG, Inc.	30,497	230,557
*	Zumiez, Inc.	2,800	87,276
TOTAL CONSUMER DISCRETIONARY			472,854,609
CONSUMER STAPLES — (6.2%)
	Alico, Inc.	960	34,550
	Andersons, Inc. (The)	30,460	689,005
	Archer-Daniels-Midland Co.	813,476	36,411,186
	Bunge, Ltd.	114,694	6,013,406
#	Cal-Maine Foods, Inc.	4,230	150,969
	Casey's General Stores, Inc.	26,905	4,327,938
# *	Central Garden & Pet Co.	25,184	811,177
*	Central Garden & Pet Co., Class A	48,121	1,441,705
	Conagra Brands, Inc.	58,100	1,912,652
	Constellation Brands, Inc., Class B	6,066	1,149,628
	Coty, Inc., Class A	229,558	2,355,265
# *	Craft Brew Alliance, Inc.	9,754	159,966
*	Darling Ingredients, Inc.	173,938	4,718,938
# *	Farmer Brothers Co.	7,800	93,444
#	Flowers Foods, Inc.	84,458	1,818,381
#	Fresh Del Monte Produce, Inc.	39,437	1,237,533
# *	Hain Celestial Group, Inc. (The)	87,292	2,113,339
# *	Hostess Brands, Inc.	4,500	60,390
	Ingles Markets, Inc., Class A	11,437	476,809
	Ingredion, Inc.	62,317	5,483,896
#	JM Smucker Co. (The)	108,204	11,211,016
	John B. Sanfilippo & Son, Inc.	10,428	879,080
	Kroger Co. (The)	159,748	4,290,831
# *	Landec Corp.	37,056	415,027
	Limoneira Co.	6,194	120,907
	Molson Coors Beverage Co., Class B	186,550	10,368,449
	Molson Coors Brewing Co., Class A	1,908	116,646
	Mondelez International, Inc., Class A	2,081,099	119,413,461
	Natural Grocers by Vitamin Cottage, Inc.	1,000	9,050
*	Nature's Sunshine Products, Inc.	1,029	9,837
	Nu Skin Enterprises, Inc., Class A	3,097	100,931
	Oil-Dri Corp. of America	5,047	178,664
*	Performance Food Group Co.	50,855	2,633,780
*	Pilgrim's Pride Corp.	7,900	205,795
*	Post Holdings, Inc.	72,415	7,572,437
	PriceSmart, Inc.	4,262	261,090
	Sanderson Farms, Inc.	22,700	3,125,563
	Seaboard Corp.	1,812	6,986,365
*	Seneca Foods Corp., Class A	6,301	249,205
*	Seneca Foods Corp., Class B	300	11,672
*	Simply Good Foods Co. (The)	8,033	184,518
	SpartanNash Co.	33,983	413,913
	Spectrum Brands Holdings, Inc.	6,675	409,912
# *	TreeHouse Foods, Inc.	26,384	1,176,726
	Tyson Foods, Inc., Class A	405,030	33,467,629
# *	United Natural Foods, Inc.	2,700	19,440

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Universal Corp.	22,290	$1,184,714
*	US Foods Holding Corp.	208,373	8,370,343
	Village Super Market, Inc., Class A	1,900	42,294
	Walgreens Boots Alliance, Inc.	659,669	33,544,169
	Walmart, Inc.	1,173,687	134,375,425
#	Weis Markets, Inc.	11,602	425,677
TOTAL CONSUMER STAPLES			453,234,743
ENERGY — (8.6%)
	Adams Resources & Energy, Inc.	6,004	212,301
	Apache Corp.	81,808	2,244,812
# *	Apergy Corp.	13,433	347,377
#	Arch Coal, Inc., Class A	17,190	885,801
	Archrock, Inc.	69,200	577,820
# *	Bonanza Creek Energy, Inc.	6,200	112,778
	Cabot Oil & Gas Corp.	1,278	18,007
# *	Callon Petroleum Co.	251,761	755,283
*	Centennial Resource Development, Inc., Class A	40,995	133,644
	Chevron Corp.	1,378,934	147,738,989
	Cimarex Energy Co.	79,704	3,498,209
# *	CNX Resources Corp.	200,941	1,452,803
	ConocoPhillips	1,439,649	85,558,340
# *	CONSOL Energy, Inc.	3,800	30,894
# *	Dawson Geophysical Co.	21,211	50,906
#	Delek US Holdings, Inc.	82,793	2,273,496
# *	Denbury Resources, Inc.	193,800	190,893
	Devon Energy Corp.	11,999	260,618
#	DMC Global, Inc.	372	15,561
*	Dorian LPG, Ltd.	13,595	178,366
# *	Earthstone Energy, Inc., Class A	8,400	42,000
	EnLink Midstream LLC	195,680	984,270
*	Era Group, Inc.	24,458	243,113
	Evolution Petroleum Corp.	17,727	89,344
*	Exterran Corp.	35,500	191,700
	Exxon Mobil Corp.	1,833,064	113,869,936
#	Green Plains, Inc.	21,234	264,788
*	Gulf Island Fabrication, Inc.	2,415	12,317
# *	Gulfport Energy Corp.	68,661	106,425
	Hallador Energy Co.	14,700	24,402
	Halliburton Co.	352,847	7,695,593
# *	Helix Energy Solutions Group, Inc.	137,210	1,144,331
	Helmerich & Payne, Inc.	95,808	3,885,014
	Hess Corp.	146,488	8,286,826
	HollyFrontier Corp.	146,260	6,569,999
*	International Seaways, Inc.	12	267
	Kinder Morgan, Inc.	574,540	11,990,650
#	Kosmos Energy, Ltd.	26,900	137,459
	Marathon Oil Corp.	467,019	5,310,006
	Marathon Petroleum Corp.	1,004,662	54,754,079
# *	Matador Resources Co.	63,704	934,538
*	Matrix Service Co.	29,245	588,409
#	Murphy Oil Corp.	148,447	3,111,449
#	Nabors Industries, Ltd.	270,147	559,204
	NACCO Industries, Inc., Class A	6,832	322,061
	National Oilwell Varco, Inc.	108,595	2,238,143
*	Natural Gas Services Group, Inc.	14,526	152,814
*	Newpark Resources, Inc.	93,715	468,575
*	NexTier Oilfield Solutions, Inc.	1,400	7,210
	Noble Energy, Inc.	74,800	1,478,796

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
# *	Oasis Petroleum, Inc.	176,912	$398,052
	Occidental Petroleum Corp.	177,200	7,038,384
*	Oceaneering International, Inc.	86,145	1,069,060
	Panhandle Oil and Gas, Inc., Class A	10,414	75,293
	Parsley Energy, Inc., Class A	154,465	2,570,298
	Patterson-UTI Energy, Inc.	152,184	1,208,341
	PBF Energy, Inc., Class A	128,074	3,496,420
*	PDC Energy, Inc.	100,036	2,159,777
#	Peabody Energy Corp.	79,122	534,865
	Phillips 66	775,455	70,853,323
	Pioneer Natural Resources Co.	88,400	11,934,000
*	ProPetro Holding Corp.	5,764	56,141
	QEP Resources, Inc.	108,730	344,674
*	REX American Resources Corp.	4,050	305,168
*	SEACOR Holdings, Inc.	18,204	684,288
*	SEACOR Marine Holdings, Inc.	12,678	132,358
#	SFL Corp., Ltd.	12,481	165,248
# *	SilverBow Resources, Inc.	3,019	16,061
#	SM Energy Co.	81,438	747,601
# *	Southwestern Energy Co.	377,255	592,290
	Targa Resources Corp.	98,436	3,592,914
	TechnipFMC P.L.C.	51,535	850,843
*	TETRA Technologies, Inc.	31,400	48,042
# *	Unit Corp.	22,457	8,978
#	Valaris P.L.C.	1	5
	Valero Energy Corp.	605,899	51,083,345
# *	Whiting Petroleum Corp.	12,253	55,629
	World Fuel Services Corp.	28,812	1,127,126
*	WPX Energy, Inc.	405,172	4,841,805
TOTAL ENERGY			637,990,945
FINANCIALS — (24.4%)
#	1st Constitution Bancorp	692	13,944
	1st Source Corp.	45,305	2,137,943
	Affiliated Managers Group, Inc.	31,797	2,538,990
	Aflac, Inc.	428,750	22,110,637
*	Alleghany Corp.	3,115	2,484,711
	Allstate Corp. (The)	169,260	20,064,080
	American Equity Investment Life Holding Co.	89,529	2,364,461
	American Financial Group, Inc.	156,083	16,980,270
	American International Group, Inc.	421,331	21,176,096
	American National Insurance Co.	23,302	2,566,948
	Ameris Bancorp	6,370	256,010
	AmeriServ Financial, Inc.	30,968	126,969
*	Arch Capital Group, Ltd.	9,282	409,893
	Argo Group International Holdings, Ltd.	59,381	3,895,394
	Associated Banc-Corp	62,243	1,240,503
	Assurant, Inc.	65,820	8,593,459
	Assured Guaranty, Ltd.	122,989	5,637,816
*	Asta Funding, Inc.	885	9,089
*	Athene Holding, Ltd., Class A	94,140	4,100,738
	Atlantic Union Bankshares Corp.	68,946	2,322,791
*	Atlanticus Holdings Corp.	12,567	175,435
	Axis Capital Holdings, Ltd.	62,010	3,984,143
	Banc of California, Inc.	4,100	65,436
*	Bancorp, Inc. (The)	14,759	174,599
	BancorpSouth Bank	52,027	1,486,411
	Bank of America Corp.	5,929,137	194,653,568
	Bank of New York Mellon Corp. (The)	552,910	24,759,310

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank OZK	52,132	$1,416,948
	BankFinancial Corp.	16,687	208,087
	BankUnited, Inc.	42,709	1,409,397
	Banner Corp.	40,520	2,088,806
	Bar Harbor Bankshares	2,733	60,126
	BCB Bancorp, Inc.	1,059	13,894
*	Berkshire Hathaway, Inc., Class B	561,141	125,936,875
	Berkshire Hills Bancorp, Inc.	33,464	942,012
*	Blucora, Inc.	57,127	1,288,214
#	BOK Financial Corp.	26,900	2,122,410
	Boston Private Financial Holdings, Inc.	14,600	166,440
*	Brighthouse Financial, Inc.	55,158	2,145,646
	Brookline Bancorp, Inc.	90,600	1,377,120
	Cadence BanCorp	52,543	821,247
*	Cannae Holdings, Inc.	15,438	627,709
#	Capital City Bank Group, Inc.	14,283	407,351
	Capital One Financial Corp.	372,872	37,212,626
	Capitol Federal Financial, Inc.	139,153	1,834,037
	Carolina Financial Corp.	1,153	44,218
#	Cathay General Bancorp	85,940	3,098,996
	CenterState Bank Corp.	22,895	516,511
	Century Bancorp, Inc., Class A	295	25,370
	Chemung Financial Corp.	300	11,901
	Chubb, Ltd.	147,355	22,396,486
	Cincinnati Financial Corp.	12,284	1,289,206
	CIT Group, Inc.	60,259	2,754,439
	Citigroup, Inc.	1,870,326	139,170,958
	Citizens Community Bancorp, Inc.	10,355	124,053
	CME Group, Inc.	77,028	16,723,549
	CNA Financial Corp.	51,474	2,297,285
	CNO Financial Group, Inc.	301,264	5,299,234
	Codorus Valley Bancorp, Inc.	165	3,597
	Columbia Banking System, Inc.	69,936	2,706,523
	Comerica, Inc.	6,805	416,194
	Community Bankers Trust Corp.	5,917	52,247
	Community Financial Corp. (The)	408	13,872
	Community Trust Bancorp, Inc.	18,195	796,031
	Community West Bancshares	400	4,400
	ConnectOne Bancorp, Inc.	38,800	916,068
*	Consumer Portfolio Services, Inc.	26,500	93,545
# *	Cowen, Inc., Class A	3,989	64,103
#	Cullen/Frost Bankers, Inc.	500	44,580
# *	Customers Bancorp, Inc.	2,290	48,960
	CVB Financial Corp.	10,000	207,700
	Donegal Group, Inc., Class A	12,386	172,785
*	Donnelley Financial Solutions, Inc.	6,900	62,514
	E*TRADE Financial Corp.	86,881	3,702,868
	Eagle Bancorp Montana, Inc.	1,000	21,020
	East West Bancorp, Inc.	87,046	3,990,189
	Employers Holdings, Inc.	36,900	1,573,785
*	Equity Bancshares, Inc., Class A	2,393	64,276
	ESSA Bancorp, Inc.	8,217	139,278
	Evans Bancorp, Inc.	1,681	65,626
	Everest Re Group, Ltd.	34,913	9,655,888
	FBL Financial Group, Inc., Class A	24,660	1,326,215
	Federal Agricultural Mortgage Corp., Class A	177	11,981
	Federal Agricultural Mortgage Corp., Class C	9,500	724,850
	FedNat Holding Co.	13,665	212,217
	Fifth Third Bancorp	202,049	5,748,294

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Financial Institutions, Inc.	296	$9,120
	First American Financial Corp.	82,753	5,129,031
	First Bancorp	16,138	572,576
	First BanCorp	229,025	2,123,062
	First Busey Corp.	27,120	691,560
	First Business Financial Services, Inc.	964	24,274
	First Citizens BancShares, Inc., Class A	8,627	4,544,876
	First Commonwealth Financial Corp.	81,147	1,097,107
	First Defiance Financial Corp.	21,760	639,526
	First Financial Bancorp	112,065	2,694,043
	First Financial Corp.	1,147	47,864
	First Financial Northwest, Inc.	25,371	371,178
	First Hawaiian, Inc.	67,992	1,975,848
	First Horizon National Corp.	120,599	1,929,584
	First Internet Bancorp	5,329	141,272
	First Interstate BancSystem, Inc., Class A	21,948	844,998
	First Merchants Corp.	40,115	1,594,571
	First Midwest Bancorp, Inc.	103,318	2,060,161
	First United Corp.	1,266	30,270
	Flagstar Bancorp, Inc.	9,232	325,336
	FNB Corp.	122,668	1,431,536
#	Franklin Financial Network, Inc.	5,337	196,775
	Fulton Financial Corp.	180,780	2,977,447
	Global Indemnity, Ltd.	8,282	261,131
	Goldman Sachs Group, Inc. (The)	205,139	48,771,797
	Great Southern Bancorp, Inc.	1,616	91,967
	Great Western Bancorp, Inc.	25,293	747,408
	Guaranty Federal Bancshares, Inc.	1,684	39,995
*	Hallmark Financial Services, Inc.	16,734	287,825
	Hancock Whitney Corp.	26,413	1,049,653
	Hanmi Financial Corp.	3,221	54,177
	Hanover Insurance Group, Inc. (The)	88,829	12,309,923
	Hartford Financial Services Group, Inc. (The)	245,844	14,573,632
	Heartland Financial USA, Inc.	465	22,743
	Hilltop Holdings, Inc.	26,171	592,511
*	HMN Financial, Inc.	3,456	72,265
	Home Bancorp, Inc.	719	25,568
	Home BancShares, Inc.	49,545	947,300
*	HomeStreet, Inc.	2,200	70,642
	Hope Bancorp, Inc.	103,224	1,435,330
	Horace Mann Educators Corp.	58,206	2,503,440
	Huntington Bancshares, Inc.	273,414	3,710,228
	IBERIABANK Corp.	20,196	1,468,451
	Independence Holding Co.	500	20,245
	Independent Bank Corp.	339	24,476
	Independent Bank Group, Inc.	40,199	2,151,450
	International Bancshares Corp.	23,718	934,489
	Invesco, Ltd.	67,060	1,160,138
	Investors Bancorp, Inc.	81,912	989,907
	Investors Title Co.	1,069	168,688
	Janus Henderson Group P.L.C.	42,738	1,079,989
	Jefferies Financial Group, Inc.	114,638	2,480,766
	JPMorgan Chase & Co.	2,307,658	305,441,613
	Kemper Corp.	59,119	4,399,636
	KeyCorp	526,210	9,845,389
	Lakeland Bancorp, Inc.	55,240	897,098
#	Landmark Bancorp, Inc.	2,634	65,218
	Legg Mason, Inc.	44,900	1,757,835
	Lincoln National Corp.	134,595	7,332,736

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Loews Corp.	243,798	$12,543,407
	Mackinac Financial Corp.	6,893	104,222
	Marlin Business Services Corp.	13,787	271,604
# *	MBIA, Inc.	82,267	745,339
	Mercantile Bank Corp.	4,422	144,909
	Meridian Bancorp, Inc.	1,000	17,990
*	Meridian Corp.	511	10,251
	MetLife, Inc.	949,912	47,220,126
	MGIC Investment Corp.	340,167	4,690,903
	Middlefield Banc Corp.	452	11,372
	MidWestOne Financial Group, Inc.	346	11,190
	Morgan Stanley	1,036,923	54,189,596
	MutualFirst Financial, Inc.	2,300	85,629
	MVB Financial Corp.	716	14,306
	National Western Life Group, Inc., Class A	900	239,400
	Navient Corp.	61,729	887,663
	Nelnet, Inc., Class A	16,900	967,694
#	New York Community Bancorp, Inc.	206,323	2,281,932
»	NewStar Financial, Inc.	41,166	28,911
	Northfield Bancorp, Inc.	2,300	36,547
	Northrim BanCorp, Inc.	5,734	215,770
	Northwest Bancshares, Inc.	103,907	1,633,938
	OceanFirst Financial Corp.	5,466	127,139
	OFG Bancorp	34,148	673,057
	Old National Bancorp	66,704	1,194,669
	Old Republic International Corp.	252,367	5,690,876
	OneMain Holdings, Inc.	68,655	2,908,912
	Oppenheimer Holdings, Inc., Class A	3,097	85,322
*	Pacific Mercantile Bancorp	4,866	33,721
	Pacific Premier Bancorp, Inc.	3,466	103,287
	PacWest Bancorp	105,681	3,704,119
	Parke Bancorp, Inc.	600	12,912
	Peoples Bancorp of North Carolina, Inc.	275	7,521
	Peoples Bancorp, Inc.	15,923	518,134
	People's United Financial, Inc.	287,917	4,439,680
	Pinnacle Financial Partners, Inc.	27,914	1,648,601
	PNC Financial Services Group, Inc. (The)	217,040	32,241,292
	Popular, Inc.	87,336	4,887,323
# *	PRA Group, Inc.	44,671	1,579,567
	Premier Financial Bancorp, Inc.	9,004	153,068
	Principal Financial Group, Inc.	218,754	11,583,024
	ProAssurance Corp.	3,184	96,698
	Prosperity Bancshares, Inc.	58,494	4,106,279
#	Protective Insurance Corp., Class A	300	4,500
	Protective Insurance Corp., Class B	5,098	79,478
	Provident Financial Holdings, Inc.	4,144	91,209
	Provident Financial Services, Inc.	71,759	1,636,823
	Prudential Bancorp, Inc.	1,222	21,519
	Prudential Financial, Inc.	497,625	45,313,732
	Radian Group, Inc.	167,314	4,097,520
	Regions Financial Corp.	1,302,555	20,280,781
	Reinsurance Group of America, Inc.	153,566	22,121,182
	RenaissanceRe Holdings, Ltd.	28,067	5,317,012
	Renasant Corp.	44,538	1,422,098
	Riverview Bancorp, Inc.	1,682	12,380
	Safety Insurance Group, Inc.	26,197	2,412,220
#	Salisbury Bancorp, Inc.	300	13,335
	Sandy Spring Bancorp, Inc.	10,325	359,310
#	Santander Consumer USA Holdings, Inc.	48,660	1,295,329

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SB Financial Group, Inc.	1,128	$21,342
*	Select Bancorp, Inc.	2,728	31,645
	Selective Insurance Group, Inc.	45,200	2,994,500
	Severn Bancorp, Inc.	1,399	11,542
	Signature Bank	28,102	3,987,393
	Simmons First National Corp., Class A	52,445	1,257,631
	SLM Corp.	63,919	697,995
	South State Corp.	14,479	1,094,757
	Southern National Bancorp of Virginia, Inc.	193	2,997
	State Auto Financial Corp.	15,100	454,661
	State Street Corp.	6,188	467,998
	Sterling Bancorp	110,271	2,205,420
	Stewart Information Services Corp.	21,171	883,889
	Stifel Financial Corp.	73,600	4,761,184
	Synchrony Financial	544,549	17,648,833
	Synovus Financial Corp.	113,409	3,971,583
	TCF Financial Corp.	154,714	6,541,308
	Territorial Bancorp, Inc.	823	23,892
*	Texas Capital Bancshares, Inc.	22,592	1,241,656
	Timberland Bancorp, Inc.	3,971	111,823
	Tiptree, Inc.	37,071	253,936
	Towne Bank	10,057	267,013
	Travelers Cos., Inc. (The)	168,250	22,145,065
	TriCo Bancshares	854	31,086
	Truist Financial Corp.	526,391	27,145,984
#	Trustmark Corp.	68,317	2,184,778
	UMB Financial Corp.	6,961	462,628
	Umpqua Holdings Corp.	52,732	891,171
#	United Bankshares, Inc.	31,427	1,077,946
#	United Community Banks, Inc.	9,172	256,082
	United Fire Group, Inc.	24,429	1,081,228
	Unity Bancorp, Inc.	3,592	78,737
	Universal Insurance Holdings, Inc.	900	21,906
	Univest Financial Corp.	2,256	56,039
	Unum Group	517,445	13,810,607
	Valley National Bancorp	313,734	3,303,619
	Virtus Investment Partners, Inc.	3,700	455,211
	Voya Financial, Inc.	79,544	4,751,163
	Washington Federal, Inc.	97,887	3,328,158
	Waterstone Financial, Inc.	8,526	149,120
	Webster Financial Corp.	22,479	1,008,408
	Wells Fargo & Co.	3,018,887	141,706,556
	WesBanco, Inc.	34,796	1,152,444
	Western New England Bancorp, Inc.	13,698	123,008
	White Mountains Insurance Group, Ltd.	1,572	1,756,270
	Wintrust Financial Corp.	47,328	2,994,916
	WSFS Financial Corp.	40,724	1,624,480
#	Zions Bancorp NA	121,745	5,538,180
TOTAL FINANCIALS			1,802,932,191
HEALTH CARE — (13.8%)
	Abbott Laboratories	915,297	79,758,981
# *	Acadia Healthcare Co., Inc.	68,394	2,197,499
*	Addus HomeCare Corp.	2,044	192,831
	Allergan P.L.C.	26,101	4,871,491
*	Allscripts Healthcare Solutions, Inc.	33,823	290,201
*	AMN Healthcare Services, Inc.	3,400	229,092
# *	AngioDynamics, Inc.	14,354	197,655
# *	Anika Therapeutics, Inc.	14,671	603,125

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Anthem, Inc.	504,640	$133,870,899
*	Arena Pharmaceuticals, Inc.	2,796	127,749
	Becton Dickinson and Co.	31,580	8,690,184
*	Bio-Rad Laboratories, Inc., Class A	6,342	2,288,955
*	BioSpecifics Technologies Corp.	2,500	147,700
*	Brookdale Senior Living, Inc.	175,854	1,158,878
*	Catalent, Inc.	55,041	3,363,005
*	Centene Corp.	102,379	6,430,425
*	Cigna Corp.	299,456	57,609,345
#	CONMED Corp.	43,239	4,396,542
	Cooper Cos., Inc. (The)	13,956	4,841,197
# *	Covetrus, Inc.	7,558	92,963
# *	Cross Country Healthcare, Inc.	33,795	334,570
*	CryoLife, Inc.	17,502	520,509
# *	Cumberland Pharmaceuticals, Inc.	23,319	113,330
	CVS Health Corp.	1,510,745	102,458,726
	Danaher Corp.	375,873	60,466,689
*	DaVita, Inc.	73,290	5,853,672
	DENTSPLY SIRONA, Inc.	73,992	4,143,552
# *	Digirad Corp.	2,671	7,586
*	Diplomat Pharmacy, Inc.	34,200	136,116
*	Emergent BioSolutions, Inc.	30,178	1,662,506
#	Envista Holdings Corp.	163,737	4,844,978
# *	Enzo Biochem, Inc.	6,287	15,780
*	Exelixis, Inc.	31,444	540,837
*	FONAR Corp.	1,460	30,821
*	Globus Medical, Inc., Class A	13,207	690,462
# *	Harvard Bioscience, Inc.	16,180	48,055
*	HMS Holdings Corp.	6,400	174,848
*	Horizon Therapeutics P.L.C.	45,000	1,552,050
	Humana, Inc.	198,071	66,599,393
*	Integer Holdings Corp.	41,672	3,558,789
# *	Integra LifeSciences Holdings Corp.	15,398	847,506
# *	IntriCon Corp.	9,335	158,975
*	Jazz Pharmaceuticals P.L.C.	44,811	6,423,657
#	Kewaunee Scientific Corp.	1,631	20,127
*	Laboratory Corp. of America Holdings	9,871	1,731,373
# *	LHC Group, Inc.	30,318	4,418,848
# *	Ligand Pharmaceuticals, Inc.	5,369	471,452
*	LivaNova P.L.C.	6,183	420,259
	Luminex Corp.	19,129	433,941
*	Magellan Health, Inc.	18,899	1,383,596
*	MEDNAX, Inc.	75,502	1,741,831
*	Medpace Holdings, Inc.	800	68,440
	Medtronic P.L.C.	814,175	93,988,362
	Meridian Bioscience, Inc.	37,500	369,000
# *	Merit Medical Systems, Inc.	37,630	1,370,485
# *	Molina Healthcare, Inc.	18,941	2,329,175
*	Mylan NV	28,680	614,326
# *	Myriad Genetics, Inc.	48,291	1,335,246
	National HealthCare Corp.	6,880	577,370
*	Natus Medical, Inc.	16,198	506,835
*	NuVasive, Inc.	4,355	335,858
*	Omnicell, Inc.	35,405	2,877,718
*	OraSure Technologies, Inc.	69,400	489,270
	Patterson Cos., Inc.	12,992	285,954
	PerkinElmer, Inc.	76,500	7,074,720
	Perrigo Co. P.L.C.	60,370	3,443,505
	Pfizer, Inc.	3,696,959	137,674,753

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Premier, Inc., Class A	13,070	$454,444
# *	Prestige Consumer Healthcare, Inc.	111,489	4,521,994
*	Providence Service Corp. (The)	9,300	603,105
	Quest Diagnostics, Inc.	3,282	363,219
*	RTI Surgical Holdings, Inc.	63,120	262,579
*	Select Medical Holdings Corp.	124,004	2,832,251
	STERIS P.L.C.	200	30,138
*	Supernus Pharmaceuticals, Inc.	523	11,961
# *	Surmodics, Inc.	5,593	220,308
# *	Syneos Health, Inc.	37,367	2,292,839
*	Taro Pharmaceutical Industries, Ltd.	3,478	280,570
	Teleflex, Inc.	23,829	8,852,712
	Thermo Fisher Scientific, Inc.	435,609	136,428,383
# *	Triple-S Management Corp., Class B	21,741	383,076
*	United Therapeutics Corp.	16,900	1,650,623
	UnitedHealth Group, Inc.	89,716	24,443,124
	Universal Health Services, Inc., Class B	9,600	1,316,256
*	Vanda Pharmaceuticals, Inc.	700	8,925
*	Varex Imaging Corp.	5,400	149,310
TOTAL HEALTH CARE			1,021,610,385
INDUSTRIALS — (12.6%)
	AAR Corp.	35,596	1,515,678
	ABM Industries, Inc.	76,400	2,913,896
	Acme United Corp.	1,030	24,627
	Acuity Brands, Inc.	32,822	3,868,729
*	Advanced Disposal Services, Inc.	9,007	296,781
*	AECOM	114,631	5,528,653
*	Aegion Corp.	38,330	801,097
# *	Aerovironment, Inc.	35,065	2,335,680
	AGCO Corp.	73,273	5,139,368
	Air Lease Corp.	74,037	3,179,149
*	Air Transport Services Group, Inc.	21,308	446,829
	Alamo Group, Inc.	22,751	2,833,865
	Alaska Air Group, Inc.	114,992	7,427,333
	Albany International Corp., Class A	20,551	1,433,843
#	Allegiant Travel Co.	10,873	1,827,099
	Allied Motion Technologies, Inc.	1,458	66,835
	Altra Industrial Motion Corp.	15,484	514,998
	AMERCO	29,431	10,926,847
# *	Ameresco, Inc., Class A	981	18,825
*	American Woodmark Corp.	17,504	1,919,314
	Apogee Enterprises, Inc.	36,374	1,157,421
	Applied Industrial Technologies, Inc.	11,718	756,631
	ARC Document Solutions, Inc.	20,800	26,624
	ArcBest Corp.	12,135	270,732
	Arconic, Inc.	257,834	7,722,128
	Arcosa, Inc.	61,271	2,680,606
#	Argan, Inc.	16,121	678,855
*	Armstrong Flooring, Inc.	11,937	42,257
*	ASGN, Inc.	55,051	3,726,402
	Astec Industries, Inc.	22,925	945,427
*	Atlas Air Worldwide Holdings, Inc.	29,094	650,251
	AZZ, Inc.	19,600	808,696
	Barnes Group, Inc.	52,200	3,297,474
*	Beacon Roofing Supply, Inc.	32,799	1,085,975
*	BMC Stock Holdings, Inc.	52,400	1,529,294
	Brady Corp., Class A	55,500	3,073,035
*	Builders FirstSource, Inc.	28,442	705,219

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CAI International, Inc.	17,082	$464,630
	Carlisle Cos., Inc.	46,423	7,252,665
*	Casella Waste Systems, Inc., Class A	5,201	266,239
*	CBIZ, Inc.	39,049	1,054,323
*	CECO Environmental Corp.	3,773	28,675
*	Chart Industries, Inc.	23,620	1,511,208
#	Chicago Rivet & Machine Co.	700	18,515
*	CIRCOR International, Inc.	18,019	748,329
*	Clean Harbors, Inc.	40,519	3,331,472
# *	Colfax Corp.	17,646	620,433
	Columbus McKinnon Corp.	17,542	613,795
	Comfort Systems USA, Inc.	44,560	2,067,584
*	Commercial Vehicle Group, Inc.	31,533	157,350
	CompX International, Inc.	500	8,075
*	Continental Building Products, Inc.	3,700	136,863
	Copa Holdings SA, Class A	33,488	3,280,484
*	Covenant Transportation Group, Inc., Class A	7,080	89,810
	CRA International, Inc.	7,613	405,621
	Crane Co.	17,597	1,503,840
	CSW Industrials, Inc.	300	22,764
	CSX Corp.	1,055,544	80,580,229
#	Cubic Corp.	31,381	2,048,865
	Curtiss-Wright Corp.	46,353	6,741,117
	Delta Air Lines, Inc.	433,135	24,142,945
	Deluxe Corp.	17,026	820,653
	Douglas Dynamics, Inc.	30,234	1,585,169
*	Ducommun, Inc.	12,645	517,560
*	DXP Enterprises, Inc.	16,202	561,723
*	Dycom Industries, Inc.	8,097	327,281
	Eastern Co. (The)	10,193	282,346
	Eaton Corp. P.L.C.	265,270	25,060,057
*	Echo Global Logistics, Inc.	31,380	608,144
	EMCOR Group, Inc.	63,171	5,190,761
	Encore Wire Corp.	24,066	1,307,024
	Enerpac Tool Group Corp.	21,000	485,310
	EnerSys	44,939	3,233,810
	Ennis, Inc.	30,835	643,218
	EnPro Industries, Inc.	8,338	487,273
	ESCO Technologies, Inc.	29,848	2,864,214
	Espey Manufacturing & Electronics Corp.	1,671	34,255
	Federal Signal Corp.	71,923	2,313,044
	FedEx Corp.	127,314	18,414,697
	Flowserve Corp.	52,147	2,434,222
#	Fortune Brands Home & Security, Inc.	126,352	8,681,646
	Forward Air Corp.	5,747	376,141
*	Franklin Covey Co.	3,046	96,863
	Franklin Electric Co., Inc.	21,158	1,220,605
*	FTI Consulting, Inc.	43,936	5,274,956
# *	Gardner Denver Holdings, Inc.	65,747	2,321,527
#	GATX Corp.	65,445	4,982,328
*	Gencor Industries, Inc.	13,149	147,400
*	Gibraltar Industries, Inc.	34,903	1,902,912
*	Goldfield Corp. (The)	4,304	14,634
	Gorman-Rupp Co. (The)	22,062	814,308
*	GP Strategies Corp.	18,583	247,340
#	Granite Construction, Inc.	13,854	375,859
*	Great Lakes Dredge & Dock Corp.	69,820	731,015
	Greenbrier Cos., Inc. (The)	23,651	569,753
#	Griffon Corp.	40,152	834,760

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Hawaiian Holdings, Inc.	35,522	$990,353
	Heartland Express, Inc.	13,705	256,146
	Heidrick & Struggles International, Inc.	18,634	529,578
*	Herc Holdings, Inc.	1,679	67,361
*	Heritage-Crystal Clean, Inc.	7,665	217,303
	Herman Miller, Inc.	23,686	915,464
*	Hertz Global Holdings, Inc.	50,225	791,546
	Hillenbrand, Inc.	20,148	584,896
*	Houston Wire & Cable Co.	9,200	36,616
*	Hub Group, Inc., Class A	1,944	102,779
	Hubbell, Inc.	17,724	2,538,609
	Hurco Cos., Inc.	7,910	247,583
*	Huron Consulting Group, Inc.	25,901	1,678,644
	Hyster-Yale Materials Handling, Inc.	12,246	661,162
*	IAA Inc.	18,100	855,406
	ICF International, Inc.	31,660	2,773,099
	Ingersoll-Rand P.L.C.	213,109	28,392,512
*	InnerWorkings, Inc.	31,800	131,970
	Insteel Industries, Inc.	17,578	393,220
	Interface, Inc.	9,774	157,166
	ITT, Inc.	92,819	6,226,298
*	JELD-WEN Holding, Inc.	4,547	108,582
*	JetBlue Airways Corp.	324,893	6,442,628
	Kadant, Inc.	10,486	1,117,808
	Kaman Corp.	27,087	1,671,810
#	KAR Auction Services, Inc.	18,100	380,462
	Kennametal, Inc.	49,746	1,556,552
	Kimball International, Inc., Class B	38,632	725,509
*	Kirby Corp.	31,720	2,324,759
#	Knight-Swift Transportation Holdings, Inc.	84,110	3,118,799
	Knoll, Inc.	8,100	200,556
	Korn Ferry	63,010	2,582,150
*	Kratos Defense & Security Solutions, Inc.	2,711	49,720
	L3Harris Technologies, Inc.	130,611	28,908,133
*	Lawson Products, Inc.	8,847	417,755
*	LB Foster Co., Class A	4,904	83,172
	LSI Industries, Inc.	15,841	105,343
*	Lydall, Inc.	15,605	318,966
	Macquarie Infrastructure Corp.	16,662	734,961
	ManpowerGroup, Inc.	57,319	5,244,115
	Marten Transport, Ltd.	79,636	1,653,243
*	Masonite International Corp.	19,500	1,464,645
# *	MasTec, Inc.	63,539	3,669,377
	Matson, Inc.	62,316	2,243,999
	Matthews International Corp., Class A	31,887	1,190,023
	McGrath RentCorp	22,452	1,735,989
*	Mercury Systems, Inc.	23,355	1,792,496
*	Middleby Corp. (The)	6,600	740,256
	Miller Industries, Inc.	20,099	691,607
*	Mistras Group, Inc.	14,828	164,146
	Mobile Mini, Inc.	54,461	2,273,202
	Moog, Inc., Class A	35,839	3,211,533
*	MRC Global, Inc.	97,164	1,094,067
	MSC Industrial Direct Co., Inc., Class A	3,500	238,245
	Mueller Industries, Inc.	44,012	1,283,830
	Mueller Water Products, Inc., Class A	72,387	843,309
*	MYR Group, Inc.	19,582	562,395
#	National Presto Industries, Inc.	5,471	471,545
	Nielsen Holdings P.L.C.	17,000	346,800

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NL Industries, Inc.	100	$336
#	NN, Inc.	18,396	158,757
	Norfolk Southern Corp.	545,229	113,522,130
*	Northwest Pipe Co.	5,286	173,011
*	NOW, Inc.	12,749	127,617
	nVent Electric P.L.C.	141,034	3,511,747
	Oshkosh Corp.	76,335	6,567,863
	Owens Corning	149,300	9,031,157
	PACCAR, Inc.	84,661	6,282,693
*	PAM Transportation Services, Inc.	6,449	344,441
	Park Aerospace Corp.	9,330	144,335
	Park-Ohio Holdings Corp.	2,542	74,735
	Patrick Industries, Inc.	16,600	861,208
	Pentair P.L.C.	112,916	4,847,484
*	Perma-Pipe International Holdings, Inc.	8,900	80,367
*	PGT Innovations, Inc.	49,980	774,690
	Powell Industries, Inc.	5,719	236,023
	Preformed Line Products Co.	400	21,848
	Primoris Services Corp.	34,000	725,220
#	Quad/Graphics, Inc.	6,491	27,587
	Quanex Building Products Corp.	30,731	544,553
	Quanta Services, Inc.	168,307	6,589,219
*	Radiant Logistics, Inc.	42,044	203,073
	Raytheon Co.	6,649	1,469,030
*	RBC Bearings, Inc.	1,191	185,212
*	RCM Technologies, Inc.	15,245	41,619
	Regal Beloit Corp.	22,880	1,795,165
	Republic Services, Inc.	429,755	40,848,213
# *	Resideo Technologies, Inc.	27,514	280,093
	Resources Connection, Inc.	31,255	475,857
*	Rexnord Corp.	66,378	2,167,242
	Rush Enterprises, Inc., Class A	33,503	1,440,629
	Rush Enterprises, Inc., Class B	18,522	821,636
	Ryder System, Inc.	89,844	4,287,356
# *	Saia, Inc.	29,325	2,554,207
	Schneider National, Inc., Class B	9,398	209,293
*	Sensata Technologies Holding P.L.C.	109,196	5,161,695
# *	SIFCO Industries, Inc.	4,527	20,326
	Simpson Manufacturing Co., Inc.	37,725	3,118,726
	SkyWest, Inc.	57,460	3,170,068
#	Snap-on, Inc.	38,115	6,084,297
	Southwest Airlines Co.	531,263	29,208,840
	Spartan Motors, Inc.	33,020	561,340
# *	Spirit Airlines, Inc.	63,489	2,607,493
*	SPX FLOW, Inc.	20,967	917,097
	Standex International Corp.	22,341	1,632,904
	Stanley Black & Decker, Inc.	129,900	20,696,967
	Steelcase, Inc., Class A	100,669	1,873,450
# *	Stericycle, Inc.	34,100	2,137,388
*	Sterling Construction Co., Inc.	29,900	393,932
# *	Team, Inc.	12,074	164,206
	Terex Corp.	42,936	1,088,428
	Tetra Tech, Inc.	57,122	4,889,643
# *	Textainer Group Holdings, Ltd.	10,800	102,276
	Textron, Inc.	45,044	2,068,871
*	Thermon Group Holdings, Inc.	5,700	135,090
	Timken Co. (The)	40,125	2,107,766
	Titan International, Inc.	18,000	51,480
*	Titan Machinery, Inc.	17,783	217,130

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Transcat, Inc.	7,700	$235,620
*	TriMas Corp.	10,200	293,046
#	Trinity Industries, Inc.	120,734	2,454,522
	Triton International, Ltd.	28,853	1,083,430
	Triumph Group, Inc.	3,794	77,511
*	Tutor Perini Corp.	12,417	139,815
*	Twin Disc, Inc.	6,900	67,275
# *	Ultralife Corp.	3,309	22,998
	UniFirst Corp.	18,705	3,814,511
	Union Pacific Corp.	561,768	100,792,415
*	United Airlines Holdings, Inc.	114,796	8,586,741
*	United Rentals, Inc.	800	108,552
	United Technologies Corp.	245,098	36,813,720
# *	Univar Solutions, Inc.	77,916	1,679,090
	Universal Forest Products, Inc.	95,400	4,569,660
# *	USA Truck, Inc.	7,482	42,573
	Valmont Industries, Inc.	10,420	1,480,265
*	Vectrus, Inc.	11,269	628,247
# *	Veritiv Corp.	9,937	139,913
	Viad Corp.	23,193	1,507,545
	Virco Manufacturing Corp.	12,601	50,782
	VSE Corp.	6,244	194,251
#	Wabash National Corp.	23,800	276,080
	Watts Water Technologies, Inc., Class A	29,209	2,912,429
	Werner Enterprises, Inc.	51,539	1,899,728
# *	WESCO International, Inc.	50,840	2,461,164
# *	Willdan Group, Inc.	7,100	235,223
*	Willis Lease Finance Corp.	6,713	398,081
	Woodward, Inc.	14,712	1,711,153
# *	XPO Logistics, Inc.	103,005	9,159,205
TOTAL INDUSTRIALS			929,015,914
INFORMATION TECHNOLOGY — (10.7%)
*	ACI Worldwide, Inc.	49,250	1,696,663
*	Advanced Energy Industries, Inc.	15,342	1,073,019
*	Agilysys, Inc.	3,000	97,500
*	Alithya Group, Inc., Class A	11,334	32,755
	Alliance Data Systems Corp.	7,000	719,530
*	Alpha & Omega Semiconductor, Ltd.	20,661	251,858
	Amdocs, Ltd.	99,072	7,128,230
*	Amkor Technology, Inc.	1,400	15,750
	Analog Devices, Inc.	111,958	12,287,390
*	Anixter International, Inc.	17,801	1,737,378
*	Arrow Electronics, Inc.	175,521	13,329,065
	AstroNova, Inc.	6,285	78,185
	Avnet, Inc.	139,400	5,086,706
	AVX Corp.	72,760	1,474,845
*	Aware, Inc.	14,326	51,574
*	Axcelis Technologies, Inc.	31,733	766,352
*	AXT, Inc.	24,921	97,192
	Bel Fuse, Inc., Class A	3,574	50,751
	Bel Fuse, Inc., Class B	11,381	197,119
	Belden, Inc.	3,384	166,730
	Benchmark Electronics, Inc.	62,063	1,910,299
	Brooks Automation, Inc.	52,147	1,985,758
	Cabot Microelectronics Corp.	13,809	2,009,348
*	CACI International, Inc., Class A	27,304	7,302,182
*	CalAmp Corp.	34,000	327,080
*	Calix, Inc.	5,463	50,041

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
# *	Cardtronics P.L.C., Class A	13,293	$598,185
# *	CCUR Holdings, Inc.	11,740	51,656
	Cerence Inc.	24,487	522,797
*	Ciena Corp.	133,800	5,441,646
*	Cirrus Logic, Inc.	66,501	5,107,942
	Cisco Systems, Inc.	1,316,461	60,517,712
	Cognizant Technology Solutions Corp., Class A	5,149	316,046
*	Coherent, Inc.	16,244	2,297,389
	Cohu, Inc.	35,808	801,025
# *	CommScope Holding Co., Inc.	126,102	1,536,553
	Comtech Telecommunications Corp.	15,569	450,100
*	Conduent, Inc.	481	2,059
	CoreLogic, Inc.	96,545	4,489,343
	Corning, Inc.	785,955	20,977,139
# *	Cree, Inc.	59,100	2,747,559
	CSP, Inc.	2,414	33,917
	CTS Corp.	66,936	1,961,894
*	CyberOptics Corp.	3,281	73,724
	Cypress Semiconductor Corp.	271,878	6,342,914
	Daktronics, Inc.	44,000	259,600
*	Dell Technologies, Inc., Class C	24,705	1,204,863
*	Digi International, Inc.	25,438	401,793
*	Diodes, Inc.	48,570	2,508,155
	Dolby Laboratories, Inc., Class A	7,264	503,686
# *	DSP Group, Inc.	46,713	675,470
	DXC Technology Co.	228,936	7,298,480
*	EchoStar Corp., Class A	27,350	1,091,402
*	EMCORE Corp.	744	2,507
*	ePlus, Inc.	17,490	1,394,303
*	Fabrinet	41,355	2,607,019
*	FARO Technologies, Inc.	4,200	216,972
	Fidelity National Information Services, Inc.	198,899	28,573,830
# *	First Solar, Inc.	36,583	1,813,785
*	Fiserv, Inc.	410	48,630
*	Flex, Ltd.	467,295	6,144,929
	FLIR Systems, Inc.	78,882	4,065,578
*	FormFactor, Inc.	83,395	2,110,727
*	Frequency Electronics, Inc.	7,390	68,358
*	GSI Technology, Inc.	2,491	20,202
	Hackett Group, Inc. (The)	18,000	278,190
# *	Harmonic, Inc.	102,517	721,207
	Hewlett Packard Enterprise Co.	894,616	12,462,001
# *	Ichor Holdings, Ltd.	14,000	467,460
# *	II-VI, Inc.	42,399	1,426,726
*	Insight Enterprises, Inc.	42,100	2,773,127
	Intel Corp.	4,943,498	316,037,827
	InterDigital, Inc.	33,283	1,838,886
*	IPG Photonics Corp.	17,406	2,222,224
*	Itron, Inc.	25,301	2,068,357
	Jabil, Inc.	156,633	6,091,457
	Juniper Networks, Inc.	226,000	5,184,440
	KBR, Inc.	136,686	3,717,859
#	KEMET Corp.	58,223	1,516,127
*	Key Tronic Corp.	17,623	102,213
*	Kimball Electronics, Inc.	23,443	379,308
*	Knowles Corp.	99,915	1,971,323
	Kulicke & Soffa Industries, Inc.	74,988	1,941,439
*	KVH Industries, Inc.	13,696	140,932
*	Lattice Semiconductor Corp.	35,397	658,384

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Limelight Networks, Inc.	63,304	$315,887
	Littelfuse, Inc.	7,314	1,293,920
# *	LiveRamp Holdings, Inc.	48,169	1,938,321
	LogMeIn, Inc.	20,208	1,737,282
# *	Lumentum Holdings, Inc.	51,495	3,901,776
	ManTech International Corp., Class A	30,048	2,412,253
#	Marvell Technology Group, Ltd.	166,418	4,000,689
	Methode Electronics, Inc.	72,016	2,358,524
*	Micron Technology, Inc.	878,203	46,623,797
*	MicroStrategy, Inc., Class A	200	30,406
	MKS Instruments, Inc.	62,405	6,541,292
	MTS Systems Corp.	20,700	1,049,283
*	NETGEAR, Inc.	34,428	885,488
*	Nuance Communications, Inc.	195,900	3,706,428
*	ON Semiconductor Corp.	379,816	8,792,740
*	Onto Innovation Inc.	46,997	1,783,066
# *	Optical Cable Corp.	10,474	35,612
*	OSI Systems, Inc.	19,200	1,661,568
# *	PAR Technology Corp.	10,048	341,933
	PC Connection, Inc.	35,467	1,767,675
*	Perceptron, Inc.	1,300	7,943
# *	Perficient, Inc.	28,300	1,406,510
	Perspecta, Inc.	114,468	3,213,117
*	Photronics, Inc.	79,712	1,018,719
#	Plantronics, Inc.	2,093	60,111
*	Plexus Corp.	35,152	2,500,010
*	Qorvo, Inc.	95,832	10,144,776
*	Rambus, Inc.	9,315	147,829
	Richardson Electronics, Ltd.	15,464	81,495
*	Rogers Corp.	10,243	1,206,113
*	Sanmina Corp.	39,846	1,268,697
*	ScanSource, Inc.	21,541	751,565
	Science Applications International Corp.	47,819	4,197,074
*	Silicon Laboratories, Inc.	4,106	403,661
	SS&C Technologies Holdings, Inc.	51,586	3,250,434
*	Sykes Enterprises, Inc.	21,292	715,198
# *	Synaptics, Inc.	38,700	2,580,903
	SYNNEX Corp.	55,899	7,700,646
	TE Connectivity, Ltd.	197,255	18,182,966
*	Tech Data Corp.	81,325	11,705,920
	TESSCO Technologies, Inc.	8,689	53,872
	TiVo Corp.	19,000	138,320
# *	TTM Technologies, Inc.	72,684	1,045,923
# *	Ultra Clean Holdings, Inc.	39,982	919,986
*	Veeco Instruments, Inc.	12,670	161,543
*	Verint Systems, Inc.	44,826	2,599,908
# *	ViaSat, Inc.	22,743	1,447,592
# *	Viavi Solutions, Inc.	16,203	228,462
*	Virtusa Corp.	30,064	1,251,865
	Vishay Intertechnology, Inc.	151,731	3,078,622
*	Vishay Precision Group, Inc.	16,480	569,219
	Western Digital Corp.	215,907	14,141,908
*	Xerox Holdings Corp.	219,074	7,792,462
#	Xperi Corp.	54,435	875,859
TOTAL INFORMATION TECHNOLOGY			793,229,844
MATERIALS — (2.4%)
*	AdvanSix, Inc.	19,500	365,040
#	Albemarle Corp.	92,334	7,412,573

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Alcoa Corp.	210,309	$2,933,811
# *	Allegheny Technologies, Inc.	66,897	1,153,973
*	Amcor, PLC.	213,649	2,262,543
	Ashland Global Holdings, Inc.	112,560	8,327,189
*	Berry Global Group, Inc.	8,100	344,412
	Boise Cascade Co.	43,464	1,573,397
	Cabot Corp.	46,280	1,844,258
	Carpenter Technology Corp.	52,999	2,106,180
# *	Century Aluminum Co.	2,522	13,341
#	Chemours Co. (The)	7,630	105,828
*	Clearwater Paper Corp.	895	25,239
	Commercial Metals Co.	88,897	1,826,833
#	Compass Minerals International, Inc.	3,757	217,493
# *	Core Molding Technologies, Inc.	11,847	37,437
*	Corteva, Inc.	3,686	106,599
	Domtar Corp.	46,407	1,615,892
*	Dow, Inc.	163,118	7,514,846
	DuPont de Nemours, Inc.	5,897	301,808
#	Eagle Materials, Inc.	27,740	2,529,056
*	Element Solutions, Inc.	90,367	1,057,294
	Freeport-McMoRan, Inc.	302,737	3,360,381
	Friedman Industries, Inc.	3,048	17,891
	FutureFuel Corp.	6,104	66,900
	Gold Resource Corp.	53,300	293,150
	Graphic Packaging Holding Co.	204,980	3,203,837
	Greif, Inc., Class A	21,053	850,962
	Greif, Inc., Class B	400	18,960
	Hawkins, Inc.	10,809	451,600
	Haynes International, Inc.	10,047	269,360
	HB Fuller Co.	57,208	2,643,582
	Hecla Mining Co.	73,348	222,244
	Huntsman Corp.	219,652	4,516,045
	Innophos Holdings, Inc.	22,786	728,241
	Innospec, Inc.	24,133	2,430,917
	Kaiser Aluminum Corp.	27,181	2,722,177
*	Kraton Corp.	18,082	297,449
#	Kronos Worldwide, Inc.	2,217	24,032
	Linde P.L.C.	38,940	7,909,882
	Louisiana-Pacific Corp.	173,457	5,321,661
*	LSB Industries, Inc.	1,758	5,309
	LyondellBasell Industries NV, Class A	66,107	5,147,091
	Martin Marietta Materials, Inc.	23,633	6,234,385
	Materion Corp.	19,190	1,042,017
	Mercer International, Inc.	21,725	239,192
	Minerals Technologies, Inc.	34,280	1,855,576
	Myers Industries, Inc.	22,700	367,286
	Neenah, Inc.	7,684	512,062
	Newmont Corp.	48,146	2,169,459
	Northern Technologies International Corp.	6,070	86,194
	Nucor Corp.	105,332	5,002,217
	Olin Corp.	186,712	2,776,407
	Olympic Steel, Inc.	9,986	146,794
	Packaging Corp. of America	27,871	2,668,648
	PH Glatfelter Co.	43,300	723,110
	PolyOne Corp.	1,985	65,862
*	PQ Group Holdings, Inc.	2,829	43,312
	Rayonier Advanced Materials, Inc.	7,094	21,850
	Reliance Steel & Aluminum Co.	93,801	10,768,355
*	Resolute Forest Products, Inc.	46,500	162,285

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Royal Gold, Inc.	44,609	$5,144,310
*	Ryerson Holding Corp.	10,600	108,650
	Schnitzer Steel Industries, Inc., Class A	400	6,432
#	Schweitzer-Mauduit International, Inc.	31,500	1,103,445
	Sensient Technologies Corp.	38,101	2,276,535
	Silgan Holdings, Inc.	5,100	157,386
	Sonoco Products Co.	80,873	4,621,083
	Steel Dynamics, Inc.	215,469	6,438,214
	Stepan Co.	22,152	2,185,295
*	Summit Materials, Inc., Class A	95,498	2,098,091
	SunCoke Energy, Inc.	45,766	269,104
*	Synalloy Corp.	949	12,176
# *	TimkenSteel Corp.	36,857	235,148
*	Trecora Resources	10,776	72,953
	Tredegar Corp.	26,545	540,191
	Trinseo SA	39,519	1,134,986
*	Tronox Holdings P.L.C., Class A	64,513	545,780
# *	UFP Technologies, Inc.	339	15,808
	United States Lime & Minerals, Inc.	2,500	224,375
#	United States Steel Corp.	168,857	1,531,533
# *	Universal Stainless & Alloy Products, Inc.	6,269	83,064
# *	US Concrete, Inc.	11,100	395,049
	Valvoline, Inc.	204,538	4,311,661
*	Verso Corp., Class A	2,361	39,783
	Vulcan Materials Co.	58,246	8,249,381
#	Westlake Chemical Corp.	158,152	9,678,902
	WestRock Co.	162,029	6,319,131
	Worthington Industries, Inc.	47,320	1,740,430
TOTAL MATERIALS			178,600,620
REAL ESTATE — (0.2%)
	Griffin Industrial Realty, Inc.	1,500	60,750
*	Howard Hughes Corp. (The)	27,259	3,316,875
	Jones Lang LaSalle, Inc.	40,739	6,918,297
	Kennedy-Wilson Holdings, Inc.	96,704	2,084,938
	Newmark Group, Inc., Class A	28,647	337,175
*	Rafael Holdings, Inc., Class B	550	11,132
	RE/MAX Holdings, Inc., Class A	3,800	145,464
# *	St Joe Co. (The)	40,700	855,107
*	Stratus Properties, Inc.	3,069	91,303
TOTAL REAL ESTATE			13,821,041
UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	3,993,412
	New Jersey Resources Corp.	46,254	1,911,215
	NRG Energy, Inc.	55,469	2,046,252
#	Ormat Technologies, Inc.	21,734	1,722,637
TOTAL UTILITIES			9,673,516
TOTAL COMMON STOCKS			7,294,941,921
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
# * »	Parker Drilling Co. Warrants 09/16/2024	710	0
TOTAL INVESTMENT SECURITIES (Cost $3,873,952,850)			7,294,941,921

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	12,386,409	$12,386,409
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	7,310,370	84,595,601
TOTAL INVESTMENTS — (100.0%)
(Cost $3,971,160,926)^^			$7,391,923,931

P.L.C.	Public Limited Company
SA	Special Assessment

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$981,978,113	—	—	$981,978,113
Consumer Discretionary	472,852,228	$2,381	—	472,854,609
Consumer Staples	453,234,743	—	—	453,234,743
Energy	637,990,945	—	—	637,990,945
Financials	1,802,903,280	28,911	—	1,802,932,191
Health Care	1,021,610,385	—	—	1,021,610,385
Industrials	929,015,914	—	—	929,015,914
Information Technology	793,229,844	—	—	793,229,844
Materials	178,600,620	—	—	178,600,620
Real Estate	13,821,041	—	—	13,821,041
Utilities	9,673,516	—	—	9,673,516
Temporary Cash Investments	12,386,409	—	—	12,386,409
Securities Lending Collateral	—	84,595,601	—	84,595,601
TOTAL	$7,307,297,038	$84,626,893	—	$7,391,923,931

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2020, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$21,960,761
The DFA International Value Series	12,480,652
The Emerging Markets Series	4,115,507
The Tax-Managed U.S. Marketwide Value Series	3,971,161

RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Trust's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The

Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.